UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices)-(Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 967-3509

Date of fiscal year end: August 31, 2014

Date of reporting period: February 28, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

American Beacon® FUNDS

2014 SEMI-ANNUAL REPORT

FEBRUARY 28, 2014

FLEXIBLE BOND FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Important Information: Indexes are unmanaged and one cannot invest directly in an index. Because the Fund has a flexible approach to investing, the risks of the Fund are likewise varied. The primary risks fall into one of several broad categories including high-yield securities risk, credit risk, foreign investment risk, derivatives risk, interest rate risk and non-diversification risk. Investing in foreign denominated and/or domiciled securities may involve heightened risk due to currency fluctuations, and economic and political risks, which may be enhanced in emerging markets. Mortgage and asset-backed securities may be sensitive to changes in interest rates, subject to early repayment risk and their value may fluctuate in response to the market’s perception of issuer creditworthiness; while generally supported by some form of government or private guarantee, there is no assurance that private guarantors will meet their obligations. Income from municipal bonds may be subject to state and local taxes and at times the alternative minimum tax. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management and the risk that a position could not be closed when more advantageous. Investing in derivatives could result in losing more than the amount invested. Diversification does not ensure against loss. Investing in debt securities entails interest rate risk, which is the risk that debt securities will decrease in value with increases in market interest rates. Bonds and bond funds with longer durations tend to be more sensitive and more volatile than securities with shorter durations; bond prices generally fall as interest rates rise. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	February 28, 2014

Dear Shareholders,

Following a difficult time for the fixed-income market, bonds have begun to make a comeback over the past six months. After the U.S. Federal Reserve Bank (“the Fed”) announced its plan last May to begin curtailing its monthly bond purchases, the Barclays Capital U.S. Aggregate Index (“the Barclays Agg”) dropped by 2.44% for the first half of 2013. But at the outset of the period under review, on September 18, 2013, the Fed announced that it would hold off on tapering those bond purchases for the time being. The bond market responded with a two-month rally that was enough to push the Barclays Agg up 2.84% for the six-month period under review, a modest but positive move.

Of course, there’s more to the fixed-income landscape than the Barclays Agg, which serves as a benchmark for investment-grade bonds invested in the U.S. It doesn’t reflect the performance of high-yield bonds or global government bonds. And while most government bonds around the world were suffering through 2013, there was one fixed-income sector that thrived: high-yield bonds. In the six months under review, the Merrill Lynch/Bank of America US High Yield Master II Index returned a robust 7.41%.

Our American Beacon Flexible Bond Fund is designed to take advantage of all those far corners of the bond world. Its managers are given the flexibility to pursue returns wherever they can find them. Because of that, we believe the Fund is well positioned to perform over a full market environment.

•	For the six months ended February 28, 2014, the American Beacon Flexible Bond Fund (Investor Class) returned 1.12%.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon Flexible Bond Fund SM

Performance Overview

February 28, 2014 (Unaudited)

The Investor Class of the American Beacon Flexible Bond Fund (the “Fund”) returned 1.12% for the six months ended February 28, 2014. The Fund outperformed the Bank of America Merrill Lynch 3-Month LIBOR Index (the “Index”) return of 0.13%. The performance objective of the Fund is to generate positive total returns over a full market cycle and it successfully achieved positive absolute returns during the six-month period.

Total Returns for the Period ended 2/28/2014

	6 Months*	1 Year	Since Inception (7/5/2011)
Institutional Class (1,2,4)	1.30%	-1.63%	3.40%
Y Class (1,2,4)	1.26%	-1.71%	3.31%
Investor Class (1,2,4)	1.12%	-1.99%	3.14%
A Class with sales charge (1,2,4)	-3.77%	-6.77%	1.05%
A Class without sales charge (1,2,4)	1.06%	-2.10%	2.93%
C Class with sales charge (1,2,4)	-0.41%	-3.87%	2.39%
C Class without sales charge (1,2,4)	0.59%	-2.87%	2.39%
BofA Merrill Lynch 3 Month LIBOR Index (3)	0.13%	0.27%	0.35%
Barclays Capital U.S. Aggregate Index (3)	2.84%	0.15%	3.90%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares have a maximum sales charge of 4.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.
2.	A portion of the fees charged to each Class of the Fund was waived and/or reimbursed since inception. Performance prior to waiving and/or reimbursing fees was lower than the actual returns shown since inception.
3.	The BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Index represents the London interbank offered rate (LIBOR) with a constant 3-month average maturity. LIBOR is a composite of the rates of interest at which banks borrow from one another in the London market, and it is a widely used benchmark for short-term interest rates. The Barclays Capital Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed, and asset-backed fixed-rate debt securities of all maturities.
4.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 1.24%, 1.28%,
1.56%, 1.69%, and 2.45%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The high quality nature of the Fund’s holdings proved beneficial in achieving its return objective. Investment grade securities, those with a credit rating of BBB or higher, accounted for 86.5% of the assets during the period and had a favorable impact on performance. In addition, securities with durations between seven and thirty years accounted for 26.2% of the assets and were also beneficial to returns.

The most significant contribution to the Fund’s return by sector was generated through the Foreign Sovereign allocation. During the period, Foreign Sovereign securities represented 25.8% of the assets and gained 5.6%. Financial securities also had a positive impact on the Fund’s return. While not as large a position as the Foreign Sovereign holdings, accounting for 19.6% of the assets, the Financial securities gained 3.3%.

The Fund has the flexibility to utilize derivative instruments and will do so to enhance return, hedge risk, gain efficient exposure to an asset class, or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purposes of creating financial leverage. During the period, the Fund experienced negative performance from the use of derivatives in foreign currency transactions in addition to investments made in futures, options, and swaps.

Looking forward, the Fund’s investment managers will continue to allocate investments across a wide range of global investment opportunities, seeking to achieve the Fund’s goal of positive total returns regardless of market conditions over a full market cycle.

2

American Beacon Flexible Bond Fund SM

Performance Overview

February 28, 2014 (Unaudited)

Top Ten Holdings (% Net Assets)

U.S. Treasury Floating Rate Note, 0.090%, Due 1/31/2016		3.5
BNP Paribas Repo, 0.070%, Due 3/3/2014		3.1
U.S. Treasury Bill, 0.020%, Due 5/8/2014		3.1
Federal Home Loan Bank Discount Notes, 0.060%, Due 4/10/2014		2.2
Fannie Mae Discount Notes, 0.090%, Due 6/16/2014		2.2
Buoni Poliennali Del Tesoro, 5.00%, Due 8/1/2039		2.1
Ginnie Mae REMIC Trust, 1.001%, Due 7/20/2062		1.8
Mexican Bonos Desarr, 7.750%, Due 11/13/2042		1.8
Mexican Bonos, 8.50%, Due 5/31/2029		1.6
Nota Do Tesouro Nacional, 10.000%, Due 1/1/2023		1.5
Total Fund Holdings	467

Sector Allocation (% Investments)

Sovereign	26.4
Finance	21.5
Short-Term Investments	11.7
CMO - Collateralized Mortgage-Backed Obligations	6.8
Manufacturing	4.5
U.S. Agency Obligations	4.4
Service	4.4
U.S. Treasury Notes/Bonds	4.4
Asset-Backed Obligations	3.9
U.S. Treasury Floating Rate Note	3.4
U.S. Treasury Inflation Protected Securities	2.1
U.S. Agency Mortgage-Backed Securities	1.4
Energy	1.3
Consumer	1.2
Telecommunications	1.0
CMBS - Commercial Mortgage-Backed Securities	0.8
Utilities	0.6
Transportation	0.2

3

American Beacon Flexible Bond Fund SM

Fund Expenses

February 28, 2014 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on shares purchased and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from September 1, 2013 through February 28, 2014.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads). Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning Account Value 9/1/2013	Ending Account Value 2/28/2014	Expenses Paid During Period 9/1/2013- 2/28/2014*
Institutional Class
Actual	$1,000.00	$1,013.04	$4.49
Hypothetical**	$1,000.00	$1,020.33	$4.51
Y Class
Actual	$1,000.00	$1,012.65	4.94
Hypothetical**	$1,000.00	$1,019.89	4.96
Investor Class
Actual	$1,000.00	$1,011.16	6.33
Hypothetical**	$1,000.00	$1,018.50	6.36
A Class
Actual	$1,000.00	$1,010.60	6.93
Hypothetical**	$1,000.00	$1,017.90	6.95
C Class
Actual	$1,000.00	$1,005.87	10.64
Hypothetical**	$1,000.00	$1,014.18	10.69

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.90%, 0.99%, 1.27%, 1.39%, and 2.14% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

4

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
PREFERRED STOCK - 0.44%
FINANCE- 0.44%
Banks - 0.44%
HSBC USA, Inc.	8,000	$163
Lloyds Banking Group PLC,
Due 1/29/2049A B	270,000	265
Due 12/31/2049A B	400,000	394
Due 12/31/2049A B	410,000	405

Total Finance		1,227

Total Preferred Stock (Cost $1,167)		1,227

	Par AmountI
	(000’s)
DOMESTIC CONVERTIBLE OBLIGATIONS - 1.13%
Energy - 0.09%
Seadrill Ltd., 3.375%, Due 10/27/2017	$100	141
Subsea 7 S.A., 3.50%, Due 10/13/2014	100	124

		265

Finance - 0.25%
BES Finance Ltd., 3.50%, Due 12/6/2015	200	211
DDR Corp., 1.75%, Due 11/15/2040	135	157
Hong Kong Exchanges, 0.50%, Due 10/23/2017	200	212
WellPoint, Inc., 2.75%, Due 10/15/2042	90	123

		703

Manufacturing - 0.58%
Electronic Arts, Inc., 0.75%, Due 7/15/2016	121	141
Ford Motor Co., 4.25%, Due 11/15/2016	40	72
Glencore Finance Europe S.A., 5.00%, Due 12/31/2014	200	226
Intel Corp., 3.25%, Due 8/1/2039	200	270
Lam Research Corp., 0.50%, Due 5/15/2016	168	189
SanDisk Corp., 0.50%, Due 10/15/2020B	157	165
Siemens AG, 1.05%, Due 8/16/2017	500	577

		1,640

Service - 0.17%
Hologic, Inc., 2.00%, Due 12/15/2037C	55	63
Liberty Interactive LLC, 1.00%, Due 9/30/2043B	73	76
priceline.com, Inc.,
1.00%, Due 3/15/2018	68	105
0.35%, Due 6/15/2020B	80	102
Yahoo, Inc., 0.01%, Due 12/1/2018B	123	128

		474

Telecommunications - 0.04%
Billion Express Investment Ltd., 0.75%, Due 10/18/2015	100	101

Transportation - 0.00%
Ship Finance International Ltd., 3.25%, Due 2/1/2018	8	9

Total Domestic Convertible Obligations (Cost $3,006)		3,192

DOMESTIC OBLIGATIONS - 29.77%
Consumer - 0.65%
BAT International Finance PLC, 1.125%, Due 3/29/2016	300	301
BRF - Brasil Foods S.A., 5.875%, Due 6/6/2022B	200	202
Constellation Brands, Inc., 3.75%, Due 5/1/2021	240	233
Grupo Famsa SAB de CV, 7.25%, Due 6/1/2020B	140	143
Hawk Acquisition Sub, Inc., 4.25%, Due 10/15/2020B	135	135
HJ Heinz Co., 1.00%, Due 6/5/2020N	199	201
Land O’Lakes Capital Trust I, 7.45%, Due 3/15/2028B	100	97
Marfrig Holding Europe BV, 9.875%, Due 7/24/2017	200	203
Reynolds Group Issuer Inc., 7.875%, Due 8/15/2019	100	111
SABMiller Holdings, Inc., 0.928%, Due 8/1/2018B C	200	201

		1,827

See accompanying notes

5

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

	Par AmountI	Fair Value
	(000’s)	(000’s)
Energy - 1.23%
Continental Resources, Inc.,
5.00%, Due 9/15/2022	$230	$241
4.50%, Due 4/15/2023	300	311
Denbury Resources, Inc., 8.25%, Due 2/15/2020	180	197
Indian Oil Corp Ltd., 5.75%, Due 8/1/2023	500	504
Millennium Offshore Services Superholdings LLC, 9.50%, Due 2/15/2018D	200	208
Plains Exploration & Production Co.,
6.50%, Due 11/15/2020	80	88
6.875%, Due 2/15/2023	135	151
Reliance Holding USA, Inc., 4.50%, Due 10/19/2020	250	253
Sinopec Group Overseas Development 2012 Ltd.,
2.75%, Due 5/17/2017	200	205
3.90%, Due 5/17/2022	200	196
Sinopec Group Overseas Development 2013 Ltd., 4.375%, Due 10/17/2023	200	200
Total Capital International S.A., 0.807%, Due 8/10/2018C	600	604
Total Capital S.A., 2.125%, Due 8/10/2018	300	305

		3,463

Finance - 17.98%
2013-2 Aviation Loan Trust, 2.343%, Due 12/15/2022B J	93	88
ABN AMRO Bank N.V., 1.035%, Due 10/28/2016B	1,400	1,407
Agile Property Holdings Ltd., 8.875%, Due 4/28/2017	300	309
Alexandria Real Estate Equities, Inc., 4.60%, Due 4/1/2022L	50	52
Ally Financial, Inc.,
6.75%, Due 12/1/2014	100	104
4.625%, Due 6/26/2015	1,100	1,143
3.50%, Due 7/18/2016	200	207
2.75%, Due 1/30/2017	950	963
American Express Credit Corp., 0.746%, Due 7/29/2016	425	429
American International Group, Inc., 8.25%, Due 8/15/2018	35	44
ANZ New Zealand Int’l Ltd/London, 0.713%, Due 4/27/2017B	430	431
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 3.00%, Due 2/6/2019B D E	325	324
Banco do Brasil S.A. Cayman, 4.50%, Due 1/22/2015B	250	256
Banco Santander Brasil SA/Brazil, 4.25%, Due 1/14/2016B	400	414
Bank of America Corp.,
0.566%, Due 8/15/2016	890	879
5.75%, Due 12/1/2017	60	68
5.65%, Due 5/1/2018	700	800
1.279%, Due 1/15/2019	700	707
7.625%, Due 6/1/2019	100	125
Bank of America NA,
0.706%, Due 2/14/2017	500	500
5.30%, Due 3/15/2017	250	277
Bank of England, 1.375%, Due 3/7/2014	800	800
Bank Rakyat Indonesia, 2.95%, Due 3/28/2018	200	193
Banque Federative du Credit Mutuel S.A.,
1.70%, Due 1/20/2017B	1,000	1,003
2.50%, Due 10/29/2018B	350	350
Barclays Bank PLC,
5.20%, Due 7/10/2014	450	458
0.782%, Due 12/9/2016	1,900	1,896
0.815%, Due 2/17/2017	1,400	1,403
Bear Stearns Cos. LLC, 0.624%, Due 11/21/2016D	800	797
Bestgain Real Estate Ltd., 2.625%, Due 3/13/2018	200	184
China Overseas Land & Investment Ltd.,
4.875%, Due 2/15/2017	200	212
6.375%, Due 10/29/2043	200	181
Cie de Financement Foncier, 2.25%, Due 3/7/2014B	200	200
CIT Group, Inc.,
5.25%, Due 4/1/2014B	1,200	1,202
4.75%, Due 2/15/2015B	100	103
5.00%, Due 5/15/2017	100	107
Citigroup, Inc.,

See accompanying notes

6

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

	Par AmountI	Fair Value
	(000’s)	(000’s)
6.375%, Due 8/12/2014	$102	$105
5.00%, Due 9/15/2014	2,000	2,046
1.25%, Due 1/15/2016	100	101
1.037%, Due 4/1/2016	195	196
0.512%, Due 6/9/2016	390	384
6.125%, Due 5/15/2018	760	880
Commonwealth Bank of Australia, 0.745%, Due 9/20/2016B	590	593
Country Garden Holdings Co. Ltd,
10.50%, Due 8/11/2015	100	108
11.25%, Due 4/22/2017	400	424
Development Bank of Kaza, 5.50%, Due 12/20/2015	200	211
Digital Realty Trust LP,
5.875%, Due 2/1/2020E	140	156
3.625%, Due 10/1/2022E	235	217
Dresdner Bank AG, 7.25%, Due 9/15/2015	180	194
Dresdner Funding Trust I, 8.151%, Due 6/30/2031B	430	475
Evergrande Real Estate Group Ltd., 13.00%, Due 1/27/2015	100	106
Fifth Third Bancorp, 0.665%, Due 12/20/2016C	435	431
Franshion Brilliant Ltd., 5.375%, Due 10/17/2018	200	201
Goldman Sachs Capital II, 4.00%, Due 12/31/2049C	455	348
Goldman Sachs Group, Inc.,
1.336%, Due 11/15/2018	1,645	1,657
7.50%, Due 2/15/2019	332	407
Greentown China Holdings Ltd., 8.00%, Due 3/24/2019	200	196
HBOS PLC, 0.942%, Due 9/6/2017	365	359
Hospitality Properties Trust, 5.00%, Due 8/15/2022L	40	42
Indian Railway Finance Corp., 3.917%, Due 2/26/2019	200	202
ING Bank N.V., 1.375%, Due 3/7/2016B	1,000	1,004
ING Groep N.V., 0.934%, Due 11/21/2016	600	588
International Lease Finance Corp.,
6.50%, Due 9/1/2014B	200	206
4.875%, Due 4/1/2015	300	311
6.75%, Due 9/1/2016B	600	672
Jones Lang LaSalle, Inc., 4.40%, Due 11/15/2022	30	29
JPMorgan Chase & Co.,
0.945%, Due 3/31/2016	2,000	1,983
4.40%, Due 7/22/2020	10	11
JPMorgan Chase Bank NA, 6.00%, Due 10/1/2017	300	345
Kookmin Bank, 7.25%, Due 5/14/2014	500	506
Lloyds Bank PLC, 6.375%, Due 1/21/2021	500	602
Longfor Properties Co. Ltd, 9.50%, Due 4/7/2016	200	209
Macquarie Bank Ltd., 5.00%, Due 2/22/2017	500	545
Macquarie Group Ltd., 1.236%, Due 1/31/2017B	1,070	1,068
Morgan Stanley,
4.75%, Due 4/1/2014	1,448	1,451
5.375%, Due 10/15/2015	1,330	1,425
1.00%, Due 2/25/2016C	1,235	1,252
1.75%, Due 2/25/2016	250	254
0.687%, Due 10/18/2016C	600	599
7.30%, Due 5/13/2019	300	368
MPT Operating Partnership LP, 6.875%, Due 5/1/2021E	200	217
Nationwide Building Society, 4.65%, Due 2/25/2015B	500	518
Nomura Holdings, Inc., 2.00%, Due 9/13/2016	300	304
RBS Capital Trust IV, 1.047%, Due 9/29/2049C	70	67
Royal Bank of Scotland Group PLC,
2.55%, Due 9/18/2015	850	870
7.648%, Due 12/31/2049	70	75
Royal Bank of Scotland PLC, 9.50%, Due 3/16/2022F	300	353
Russian Standard Bank, 9.25%, Due 7/11/2017	200	206
Santander US Debt S.A. Unipersonal, 3.724%, Due 1/20/2015B	700	713
Shimao Property Holdings Ltd., 9.65%, Due 8/3/2017	200	212
SLM Corp.,
5.375%, Due 5/15/2014	100	101

See accompanying notes

7

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

	Par AmountI	Fair Value
	(000’s)	(000’s)
5.00%, Due 4/15/2015	$600	$623
3.875%, Due 9/10/2015	100	103
6.25%, Due 1/25/2016	500	540
6.00%, Due 1/25/2017	200	219
Springleaf Finance Corp., 5.75%, Due 9/15/2016	100	106
Standard Bank PLC, 8.125%, Due 12/2/2019	300	344
Standard Chartered PLC,
5.50%, Due 11/18/2014B	300	310
3.85%, Due 4/27/2015B	576	596
State Bank of India, 3.25%, Due 4/18/2018	200	196
Swire Properties MTN Financing Ltd., 4.375%, Due 6/18/2022	200	203
Temasek Financial I Ltd., 3.375%, Due 7/23/2042	250	200
U.S. Dept of Transportation Asset Backed, 6.001%, Due 12/7/2021B J	300	332
UBS AG, 5.875%, Due 12/20/2017	175	202
Wachovia Capital Trust III, 5.570%, Due 3/29/2049	380	368
Wachovia Corp., 0.576%, Due 10/28/2015C	425	425
Yuexiu Property Co. Ltd., 3.25%, Due 1/24/2018	200	185

		50,671

Manufacturing - 3.31%
American Honda Finance Corp., 1.125%, Due 10/7/2016	1,158	1,167
ArcelorMittal,
9.50%, Due 2/15/2015	190	204
4.25%, Due 8/5/2015	210	217
Barminco Finance Property Ltd., 9.00%, Due 6/1/2018B	100	94
CSSC Capital Ltd., 2.75%, Due 12/12/2016	200	200
D.R. Horton, Inc.,
3.625%, Due 2/15/2018	120	123
3.75%, Due 3/1/2019	120	121
Evraz Group S.A., 6.50%, Due 4/22/2020	200	185
Fidelity National Information Services, Inc.,
5.00%, Due 3/15/2022	150	156
3.50%, Due 4/15/2023	125	119
Ford Motor Credit Co. LLC,
2.75%, Due 5/15/2015D	200	205
12.00%, Due 5/15/2015D	865	979
1.487%, Due 5/9/2016D	200	203
1.018%, Due 1/17/2017C D	1,460	1,467
General Motors Co., 3.50%, Due 10/2/2018B	670	692
General Motors Financial Co. Inc.,
2.75%, Due 5/15/2016	400	408
3.25%, Due 5/15/2018	125	128
Georgia-Pacific LLC, 3.734%, Due 7/15/2023B D	100	99
Glencore Funding, LLC, 1.394%, Due 5/27/2016D	500	499
Heathrow Funding Ltd., 2.50%, Due 6/25/2017B	200	203
Lear Corp., 4.75%, Due 1/15/2023B	205	198
Metalsa S.A. de CV, 4.90%, Due 4/24/2023B	150	138
Montell Finance Co., 8.10%, Due 3/15/2027B	150	193
Nitrogenmuvek Vegyipari Zrt, 7.875%, Due 5/21/2020B	200	185
Oracle Corp., 3.625%, Due 7/15/2023	200	202
PTT Global Chemical PCL, 4.25%, Due 9/19/2022	200	190
Rio Tinto Finance USA PLC, 0.794%, Due 6/19/2015	200	201
Sabic Capital II BV, 2.625%, Due 10/3/2018	200	202
Seagate HDD Cayman, 3.75%, Due 11/15/2018B	110	114
Toll Brothers Finance Corp., 4.00%, Due 12/31/2018	150	154
Vale S.A., 5.625%, Due 9/11/2042	100	93

		9,339

Service - 3.29%
ADT Corp.,
2.25%, Due 7/15/2017	1,005	997
6.25%, Due 10/15/2021B	320	337
Best Buy Co. Inc, 5.00%, Due 8/1/2018	120	124
DISH DBS Corp.,
7.75%, Due 5/31/2015	1,200	1,291

See accompanying notes

8

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

	Par AmountI	Fair Value
	(000’s)	(000’s)
7.125%, Due 2/1/2016	$100	$110
Forest Laboratories, Inc., 4.375%, Due 2/1/2019B	240	257
FTI Consulting, Inc.,
6.75%, Due 10/1/2020	190	207
6.00%, Due 11/15/2022	30	31
GLP Capital LP, 4.375%, Due 11/1/2018B E	230	239
HCA, Inc.,
6.50%, Due 2/15/2016	100	109
8.50%, Due 4/15/2019	400	420
6.50%, Due 2/15/2020	1,075	1,213
HealthSouth Corp., 7.25%, Due 10/1/2018	1,193	1,267
Host Hotels & Resorts LP, 3.75%, Due 10/15/2023E	200	194
IAC/InterActiveCorp, 4.875%, Due 11/30/2018B	365	381
International Game Technology, Inc., 5.35%, Due 10/15/2023	310	330
MGM Resorts International,
6.625%, Due 7/15/2015	1,200	1,279
7.50%, Due 6/1/2016	100	112
Stonemor Partners LP, 7.875%, Due 6/1/2021B E	50	53
United Rentals North America, Inc., 9.25%, Due 12/15/2019	150	165
Wyndham Worldwide Corp.,
2.50%, Due 3/1/2018	100	101
4.25%, Due 3/1/2022	50	51

		9,268

Sovereign - 1.77%
Belgium, African Export Import Bank, 5.75%, Due 7/27/2016	347	368
Belgium, Asian Development Bank, 2.75%, Due 5/21/2014	500	503
Cayman Island, RAK Capital, 3.297%, Due 10/21/2018	200	205
France, Dexia Credit Local S.A.,
2.75%, Due 4/29/2014	250	251
1.25%, Due 10/18/2016B	950	954
2.25%, Due 1/30/2019B	600	602
Hungary, Magyar Export Import Bank, 5.50%, Due 2/12/2018	240	249
Norway, Eksportfinans ASA,
3.00%, Due 11/17/2014	50	50
2.375%, Due 5/25/2016	100	99
5.50%, Due 5/25/2016	100	106
Norway, KommunalBanken AS, 1.375%, Due 6/8/2017	200	202
Slovenia Government Bond, 4.75%, Due 5/10/2018	800	849
South Korea, Export-Import Bank of Korea, 5.00%, Due 4/11/2022	200	223
South Korea, Korea Housing Finance Corp., 1.625%, Due 9/15/2018	350	339

		5,000

Telecommunications - 0.87%
AT&T, Inc.,
1.144%, Due 11/27/2018	150	152
2.375%, Due 11/27/2018	105	106
British Telecommunications PLC, 1.25%, Due 2/14/2017	500	500
CommScope, Inc., 8.25%, Due 1/15/2019B	100	109
Verizon Communications, Inc.,
1.773%, Due 9/15/2016	300	308
2.50%, Due 9/15/2016	200	208
1.993%, Due 9/14/2018	200	210
3.65%, Due 9/14/2018	300	320
4.50%, Due 9/15/2020	200	217
5.15%, Due 9/15/2023	103	113
6.55%, Due 9/15/2043	165	202

		2,445

Transportation - 0.18%
Continental Airlines Pass Through Certificates, 4.00%, Due 4/29/2026	100	101
US Airways Pass Through Trust, 3.95%, Due 5/15/2027	400	403

		504

Utilities - 0.49%
DPL, Inc., 7.25%, Due 10/15/2021	100	100

See accompanying notes

9

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

		Par AmountI	Fair Value
		(000’s)	(000’s)
Electricite de France, 1.15%, Due 1/20/2017B		$500	$500
Meiya Power Co. Ltd., 4.00%, Due 8/19/2018		200	199
Saudi Electricity Global, 5.06%, Due 4/8/2043		200	187
SP PowerAssets Ltd., 2.70%, Due 9/14/2022		200	188
Star Energy Geothermal Wayang Windu Ltd., 6.125%, Due 3/27/2020		200	198

			1,372

Total Domestic Obligations (Cost $83,266)			83,889

FOREIGN CONVERTIBLE OBLIGATIONS - 1.14%
Energy - 0.10%
Eni S.p.A., 0.25%, Due 11/30/2015	EUR	200	283

Finance - 0.29%
Derwent Cap Jersey Ltd., 2.75%, Due 7/15/2016	GBP	100	214
Great Portland Estates PLC, 1.00%, Due 9/10/2018	GBP	100	182
Standard Chartered Bank ELN, 0.01%, Due 5/6/2015D	KRW	221,840	213
Temasek Financial III Private Ltd., 0.01%, Due 10/24/2014	SGD	250	197

			806

Manufacturing - 0.63%
Aabar Investments PJSC, 4.00%, Due 5/27/2016	EUR	200	334
Balfour Beatty PLC, 1.875%, Due 12/3/2018	GBP	100	179
Camfin SpA, 5.625%, Due 10/26/2017	EUR	100	178
Faurecia, 3.25%, Due 1/1/2018O	EUR	755	363
Ingenico, 2.75%, Due 1/1/2017	EUR	99	97
Volkswagen International Finance NV, 5.50%, Due 11/9/2015	EUR	400	638

			1,789

Service - 0.09%
China Water Affairs Group, 2.50%, Due 4/15/2015	HKD	100	15
OHL Investments S.A., 4.00%, Due 4/25/2018	EUR	100	143
Toppan Printing Co., Ltd., 0.01%, Due 12/19/2019	JPY	10,000	102

			260

Transportation - 0.03%
Air France KLM Company, 2.03%, Due 2/15/2023	EUR	440	78

Total Foreign Convertible Obligations (Cost $2,882)			3,216

FOREIGN OBLIGATIONS - 29.26%
Consumer - 0.57%
Carlsberg Breweries A/S, 7.25%, Due 11/28/2016	GBP	400	766
Heineken N.V., 7.25%, Due 3/10/2015	GBP	250	444
Imperial Tobacco Group PLC, 8.375%, Due 2/17/2016	EUR	250	394

			1,604

Energy - 0.01%
Establis Maurel ET, 7.125%, Due 7/31/2014	EUR	151	34

Finance - 2.63%
AIB Mortgage Bank, 2.625%, Due 7/28/2017	EUR	100	142
Barclays Bank PLC,
4.75%, Due 12/31/2049	EUR	180	221
4.875%, Due 12/31/2049	EUR	380	484
6.00%, Due 12/31/2049	GBP	160	259
First Actve PLC, 3.063%, Due 4/4/2018	GBP	300	467
Henderson UK Finance PLC, 7.25%, Due 3/24/2016	GBP	100	177
Hypo Alpe Adria International AG, 2.375%, Due 12/13/2022	EUR	100	136
JP Morgan Chase Bank NA, 0.982%, Due 5/31/2017F	EUR	1,150	1,570
Lloyds Bank PLC, 10.375%, Due 2/12/2024	EUR	150	267
Lloyds Banking Group PLC,
4.805%, Due 10/1/2014F	AUS	100	90
6.267%, Due 12/31/2049B		200	197
Morgan Stanley, 7.60%, Due 8/8/2017	NZD	430	383
RBS Capital Trust D, 5.646%, Due 6/29/2049	GBP	60	93
Realkredit Danmark, 2.00%, Due 4/1/2016	DKK	500	95

See accompanying notes

10

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

		Par AmountI	Fair Value
		(000’s)	(000’s)
Royal Bank of Scotland Group PLC, 5.50%, Due 11/29/2049	EUR	$375	$467
Royal Bank of Scotland PLC,
6.934%, Due 4/9/2018	EUR	100	157
1.894%, Due 6/14/2022	EUR	100	122
6.00%, Due 6/29/2049	GBP	40	64
Santander International, 3.16%, Due 12/1/2015	GBP	200	342
Societe Generale NA, Inc., 4.092%, Due 10/20/2014F	AUS	250	224
Tesco Property Finance 2 PLC, 6.052%, Due 10/13/2039	GBP	47	89
Tesco Property Finance 3 PLC, 5.744%, Due 4/13/2040	GBP	173	311
Tesco Property Finance 4 PLC, 5.801%, Due 10/13/2040	GBP	298	537
Tesco Property Finance 5 PLC, 5.661%, Due 10/13/2041	GBP	199	352
Tesco Property Finance 6 PLC, 5.411%, Due 7/13/2044	GBP	100	171

			7,417

Manufacturing - 0.05%
Heathrow Finance PLC, 7.125%, Due 3/1/2017	GBP	70	129

Service - 0.97%
Gala Group Finance PLC, 8.875%, Due 9/1/2018	GBP	150	269
La Finac Atalian S.A., 7.25%, Due 1/15/2020	EUR	100	148
Next PLC, 5.875%, Due 10/12/2016	GBP	450	833
Reed Elsevier N.V., 5.625%, Due 10/20/2016	GBP	550	1,011
WPP PLC, 6.00%, Due 4/4/2017	GBP	250	466

			2,727

Sovereign - 24.82%
Australia, Queensland Treasury Corp., 5.75%, Due 7/22/2024	AUS	2,840	2,769
Belgium Kingdom, 2.60%, Due 6/22/2024	EUR	300	424
Belgium, Asian Development Bank, 2.00%, Due 8/29/2017	NOR	400	67
Belgium, European Investment Bank, 6.00%, Due 12/7/2028	GBP	150	319
Belgium, Nordic Investment Bank, 2.125%, Due 8/9/2017	NOR	400	67
Brazil, Nota Do Tesouro Nacional,
0.01%, Due 1/1/2017O	BRL	8,000	2,467
10.00%, Due 1/1/2017O	BRL	2,500	1,031
10.00%, Due 1/1/2021O	BRL	4,790	1,851
6.00%, Due 8/15/2022O	BRL	1,000	1,004
10.00%, Due 1/1/2023O	BRL	10,935	4,132
Chile, Republic of Chile,
3.00%, Due 1/1/2017	CLP	223,330	416
3.00%, Due 7/1/2017	CLP	188,068	352
Finland Government Bond, 1.50%, Due 4/15/2023	EUR	250	338
Germany, KFW, 2.125%, Due 8/15/2023	EUR	230	326
Hungary Government Bond, 5.50%, Due 2/12/2016	HUF	845,000	3,882
Irish Treasury Bond,
3.40%, Due 3/18/2024	EUR	360	509
5.40%, Due 3/13/2025	EUR	560	920
Italy, Buoni Poliennali Del Tesoro,
4.75%, Due 5/1/2017	EUR	470	713
2.35%, Due 9/15/2035	EUR	1,237	1,619
5.00%, Due 8/1/2039	EUR	3,785	5,780
Malaysia Government Bond, 3.48%, Due 3/15/2023	MYR	3,290	954
Mexican Bonos Desarr,
6.50%, Due 6/10/2021O	MXN	930	73
8.50%, Due 5/31/2029O	MXN	51,000	4,428
8.50%, Due 11/18/2038O	MXN	48,000	4,086
7.75%, Due 11/13/2042O	MXN	63,220	4,970
Mexican Bonos Protecc Ahorro, 3.66%, Due 3/19/2015G	MXN	170	13
Mexican Cetes Bills,
0.000%, Due 3/6/2014	MXN	5,000	37
0.000%, Due 3/13/2014	MXN	153,830	1,151
0.000%, Due 4/3/2014	MXN	23,900	178
0.000%, Due 4/30/2014	MXN	12,600	94
0.000%, Due 6/12/2014	MXN	3,320	25
0.000%, Due 8/21/2014	MXN	8,680	64
New Zealand Government Bond, 6.00%, Due 5/15/2021	NZD	3,485	3,212

See accompanying notes

11

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

		Par AmountI	Fair Value
		(000’s)	(000’s)
New Zealand Index Linked Government Bond, 3.026%, Due 9/20/2030G	NZD	$185	$157
Poland Government Bond,
5.25%, Due 10/25/2020	PLN	6,210	2,200
4.00%, Due 10/25/2023	PLN	5,825	1,877
Portugal, Obrigacoes do Tesouro,
4.375%, Due 6/16/2014	EUR	100	140
4.75%, Due 6/14/2019	EUR	500	724
3.85%, Due 4/15/2021	EUR	260	352
4.95%, Due 10/25/2023	EUR	1,885	2,655
Slovenia Government Bond,
4.70%, Due 11/1/2016B	EUR	800	1,174
4.125%, Due 1/26/2020	EUR	220	319
South Africa Government Bond,
6.75%, Due 3/31/2021	ZAR	9,745	828
6.50%, Due 2/28/2041	ZAR	38,055	2,596
South Korea Treasury Bond,
5.75%, Due 9/10/2018	KRW	3,105,000	3,225
3.375%, Due 9/10/2023	KRW	1,084,700	1,006
Spain, Bonos Y Obligaciones del Estado, 2.10%, Due 4/30/2017	EUR	700	983
Turkey Government Bond, 6.50%, Due 1/7/2015	TRY	3,100	1,357
UK Treasury Bond,
2.25%, Due 9/7/2023	GBP	370	594
3.25%, Due 1/22/2044	GBP	933	1,484

			69,942

Telecommunications - 0.11%
Altice Financing S.A., 8.00%, Due 12/15/2019	EUR	200	304

Transportation - 0.05%
AG Spring Finance II Ltd., 9.50%, Due 6/1/2019	EUR	100	145

Utilities - 0.05%
Tokyo Electric Power Co. Inc, 4.50%, Due 3/24/2014	EUR	100	138

Total Foreign Obligations (Cost $82,783)			82,440

ASSET-BACKED OBLIGATIONS - 4.07%
Apidos CDO, 0.499%, Due 7/27/2017, 2005 1X A1		66	65
Argent Securities Trust, 0.426%, Due 5/25/2036, 2006 W4 A2D		2,192	792
Carrington Mortgage Loan Trust, 0.416%, Due 2/25/2037, 2007 FRE1 AC3C		500	345
Chase Funding Trust, 5.323%, Due 2/25/2035, 2004-2 1A4		221	224
Citibank Omni Master Trust, 4.90%, Due 11/15/2018, 2009 A17B		900	928
Citigroup Mortgage Loan Trust, Inc.,
0.526%, Due 1/25/2036, 2006 WFH1 M2		100	84
0.236%, Due 1/25/2037, 2007 AMC2 A3A		205	105
Countrywide Asset-Backed Certificates Trust,
0.336%, Due 6/25/2036, 2006 3 2A2		44	42
0.316%, Due 3/25/2037, 2006 18 2A2		442	381
0.296%, Due 7/25/2037, 2007 1 2A3C		2,800	1,979
Fremont Home Loan Trust, 0.326%, Due 2/25/2036, 2006 2 2A3C		380	289
KGS Alpha SBA, 0.745%, Due 8/25/2038, COOF 8/37 1B J		650	26
Kingsland I Ltd., CDO,
0.494%, Due 6/13/2019, 2005 1A A1AB		41	41
0.644%, Due 6/13/2019, 2005 1A A2B C		400	397
Madison Park Funding Ltd., CLO, 0.466%, Due 3/22/2021, 2007 4A A1AB C		1,500	1,483
Morgan Stanley ABS Capital I Inc. Trust,
0.206%, Due 7/25/2036, 2006 A2FPC		85	39
0.306%, Due 11/25/2036, 2007 HE1 A2CC		575	351
Nomura Home Equity Loan Inc Home Equity Loan Trust, 0.486%, Due 10/25/2036, 2006 AF1 A4		1,195	476
Oakwood Mortgage Investors, Inc., 6.61%, Due 2/15/2021, 2001 C A3		329	190
Residential Asset Securities Corp.Trust,
0.736%, Due 7/25/2033, 2003 KS5 AIIBC		9	7
0.556%, Due 12/25/2035, 2005 KS11 M1C		900	804
0.596%, Due 1/25/2036, 2005 KS12 M1C		175	154

See accompanying notes

12

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

	Par AmountI	Fair Value
	(000’s)	(000’s)
Structured Asset Investment Loan Trust,
0.316%, Due 5/25/2036, 2006 BNC2 A5	$1,068	$776
0.306%, Due 9/25/2036, 2006 BNC3 A3	653	496
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 0.326%, Due 12/25/2036, 2006 BC5 A4C	1,348	992

Total Asset-Backed Obligations (Cost $11,349)		11,466

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.98%
Adjustable Rate Mortgage Trust, 2.797%, Due 9/25/2035, 2005 5 2A1	88	79
American Home Mortgage Investment Trust,
2.173%, Due 10/25/2034, 2004 3 5AC	68	68
1.831%, Due 9/25/2045, 2005 2 4A1C	9	8
Banc of America Alternative Loan Trust, 0.556%, Due 5/25/2035, 2005 4 CB6C	71	56
Banc of America Funding Trust, 0.364%, Due 4/20/2047, 2007 B A1	747	571
Banc of America Mortgage Securities, Inc., 3.440%, Due 7/20/2032, 2002 G1A3C	22	22
Bank of America Funding Corp., 5.774%, Due 5/25/2037, 2007 4 TA1B	1,419	1,164
Bear Stearns Adjustable Rate Mortgage Trust,
2.743%, Due 11/25/2030, 2000 2 A1	40	41
2.579%, Due 8/25/2033, 2003 5 2A1C	112	115
2.760%, Due 8/25/2033, 2003 5 1A1C	56	56
2.841%, Due 4/25/2034, 2004 1 22A1C	53	52
3.087%, Due 11/25/2034, 2004 9 22A1C	27	28
2.43%, Due 10/25/2035, 2005 9 A1C	64	63
Bear Stearns Alt-A Trust,
2.650%, Due 9/25/2034, 2004 9 2A1C	189	170
2.594%, Due 11/25/2036, 2006 6 32A1	130	91
5.394%, Due 12/25/2046, 2006 7 23A1	1,274	982
Chase Mortgage Finance Corp.,
5.50%, Due 11/25/2035, 2005 S3 A10	200	198
2.683%, Due 2/25/2037, 2007 A1 7A1	359	353
2.692%, Due 2/25/2037, 2007 A1 1A5	52	52
2.443%, Due 3/25/2037, 2007 A1 12M3C	319	264
CHL Mortgage Pass-Through Trust, 5.75%, Due 5/25/2037, 2007 5 A51	98	92
Citigroup Mortgage Loan Trust, Inc.,
2.605%, Due 8/25/2035, 2005 3 2A2A	54	53
1.94%, Due 9/25/2035, 2005 6 A3C	49	49
Countrywide Alternative Loan Trust,
0.606%, Due 8/25/2033, 2003 15T2 A2C	5	5
5.50%, Due 10/25/2033, 2003 20CB 1A4	176	185
6.00%, Due 10/25/2033, 2003 J2 A1	25	26
0.436%, Due 2/25/2037, 2005 81 A1C	20	15
0.364%, Due 7/20/2046, 2006 OA9 2A1AC	14	8
0.346%, Due 9/25/2046, 2006 OA11 A1BC	20	16
Countrywide Home Loan Mortgage Pass Through Trust,
2.742%, Due 6/25/2033, 2003 27 A1C	51	50
0.916%, Due 9/25/2034, 2004 16 1A4AC	52	50
0.446%, Due 4/25/2035, 2005 3 2A1C	230	188
0.386%, Due 5/25/2035, 2005 9 1A3C	158	135
Credit Suisse First Boston Mortgage Securities Corp., 2.611%, Due 9/25/2034, 2004 AR8 2A1	40	40
Deutsche Alt-A Securities Mortgage Loan Trust, 0.306%, Due 3/25/2037, 2007 AR2 A1	885	541
Fannie Mae Grantor Trust, 6.00%, Due 2/25/2044, 2004 T3 CL 1A1	15	17
Fannie Mae Trust, 0.356%, Due 10/27/2037, 2007-114 A6	600	598
First Horizon Asset Securities, Inc., 2.543%, Due 2/25/2034, 2004 AR1 2A1C	67	66
Ginnie Mae REMIC Trust,
0.83%, Due 10/20/2061, 2011 H21 FTC	1,891	1,896
0.868%, Due 10/20/2061, 2011 H23 FAC	848	851
1.017%, Due 7/20/2062, 2012 H20 PTJ	5,009	5,029
GSAMP Trust, 0.276%, Due 12/25/2036, 2007 FM1 A2B	1,747	892
GSR Mortgage Loan Trust,
6.00%, Due 3/25/2032, 2003 2F 3A1	4	4

See accompanying notes

13

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

	Par AmountI	Fair Value
	(000’s)	(000’s)
2.286%, Due 6/25/2034, 2004 7 3A1	$46	$46
5.027%, Due 11/25/2035, 2005 AR7 6A1C	45	45
JP Morgan Alternative Loan Trust, 5.716%, Due 5/26/2037, 2008 R3 3A1B	309	256
Morgan Stanley Mortgage Loan Trust,
1.056%, Due 2/25/2036, 2006 2 2A1	615	527
2.185%, Due 6/25/2036, 2006 8AR 5A4C	30	28
New Century Alternative Mortgage Loan Trust, 5.909%, Due 7/25/2036, 2006 ALT1 AF2	12	8
Nomura Asset Acceptance Corp., 7.50%, Due 3/25/2034, 2004 R1 A2B	126	135
Prime Mortgage Trust, 0.656%, Due 2/25/2035, 2006 CL1 A1C	108	99
Residential Accredit Loans, Inc., 0.256%, Due 5/25/2037, 2007 QA3 A1C	365	261
Residential Asset Securitization Trust, 2.496%, Due 12/25/2034, 2004 IP2 4A	95	95
Structured Adjustable Rate Mortgage Loan Trust,
2.443%, Due 5/25/2034, 2004 5 3A2	76	76
2.451%, Due 7/25/2034, 2004 8 3AC	73	73
Structured Asset Mortgage Investments II Trust,
1.614%, Due 2/25/2036, 2005 ARB A2C	975	821
0.386%, Due 5/25/2045, 2005 AR2 2A1C	109	96
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 5.50%, Due 5/25/2035, 2005 6 2A14	151	156
WaMu Mortgage Pass Through Certificates,
2.062%, Due 2/25/2033, 2003 AR1 2AC	4	4
2.424%, Due 3/25/2035, 2005 AR3 A1	51	51
5.50%, Due 11/25/2035, 2005 9 2A2	330	290
0.316%, Due 2/25/2037, 2007 HY1 A2AC	354	244
2.499%, Due 3/25/2037, 2007 HY3 4A1C	210	197
1.891%, Due 12/19/2039, 2001 AR5 1A	106	105
0.386%, Due 4/25/2045, 2005 AR6 2A1AC	159	148
0.476%, Due 7/25/2045, 2005 AR9 A1AC	93	88
0.446%, Due 10/25/2045, 2005 AR13 A1A1	371	341
0.426%, Due 12/25/2045, 2005 AR17 A1A1C	159	148
Wells Fargo Mortgage Backed Securities Trust, 2.628%, Due 3/25/2035, 2005 AR3 2A1C	99	100

Total Collateralized Mortgage Obligations (Cost $19,148)		19,677

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.84%
Cobalt CMBS Commercial Mortgage Trust, 5.770%, Due 5/15/2046, 2007 C3 A1A	864	954
DBRR Trust, 0.853%, Due 2/25/2045, 2013 EZ2 AB	1,419	1,412
LB-UBS Commercial Mortgage Trust, 0.274%, Due 9/15/2045, 2007 C7 XW	1,255	13

Total Commercial Mortgage-Backed Obligations (Cost $2,385)		2,379

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.41%
Fannie Mae Pool,
3.00%, Due 5/1/2043,	759	738
3.00%, Due 7/1/2043,	856	833
3.00%, Due 8/1/2043,	375	365
Fannie Mae TBA, 3.50%, Due 12/1/2099M	2,000	2,028

Total U.S. Agency Mortgage Backed Obligations (Cost $3,967)		3,964

U.S. AGENCY OBLIGATIONS - 4.52%
Federal Home Loan Mortgage Corporation - 2.16%
0.06%, Due 4/10/2014	6,100	6,100

Federal National Mortgage Association - 2.36%
0.09%, Due 6/16/2014,	6,100	6,099
3.15%, Due 12/27/2027 H	300	274
2.00%, Due 1/25/2028 H	300	281

		6,654

Total U.S. Agency Obligations (Cost $12,749)		12,754

U.S. TREASURY OBLIGATIONS - 10.25%
U.S. TIPS - 2.22%
2.00%, Due 7/15/2014 G	371	379
1.625%, Due 1/15/2015 G	122	126
2.375%, Due 1/15/2025 G	1,150	1,369

See accompanying notes

14

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

	Par AmountI	Fair Value
	(000’s)	(000’s)
2.00%, Due 1/15/2026 G	$59	$67
2.375%, Due 1/15/2027 G	786	941
1.75%, Due 1/15/2028 G	445	497
2.50%, Due 1/15/2029 G	163	199
3.875%, Due 4/15/2029 G	479	682
0.625%, Due 2/15/2043 G	2,407	2,002

		6,262

U.S. Treasury Floating Rate Note - 3.52%
0.090%, Due 1/31/2016 C	9,920	9,917

U.S. Treasury Notes/Bonds - 4.51%
1.75%, Due 3/31/2014	2,000	2,003
1.875%, Due 4/30/2014K	2,400	2,407
4.75%, Due 5/15/2014	2,000	2,019
2.00%, Due 11/15/2021	700	686
5.50%, Due 8/15/2028	2,000	2,565
4.375%, Due 5/15/2041	325	374
2.875%, Due 5/15/2043	3,070	2,660

		12,714

Total U.S. Treasury Obligations (Cost $29,228)		28,893

	Shares
SHORT-TERM INVESTMENTS - 11.75%
Short-Term Investments - 5.23%
JPMorgan U.S. Government Money Market Fund, Capital Class	14,738,509	14,739

	Par AmountI
	(000’s)
Certificates Of Deposit - 0.18%
Banco do Brasil S.A. , 0.01%, Due 3/27/2014	$500	500

Repurchase Agreements - 3.12%
BNP Paribas Securities, Corp., 0.07%, acquired on 2/28/2014, Due 3/3/2014 at $8,800 (held at BNY Mellon, collateralized by a Government Agency Obligation valued at $9,079, 4.00%, Due 11/1/2043) K	8,800	8,800

U.S. Treasury Bills - 3.22%
0.08%, Due 8/21/2014 K	288	288
0.02%, Due 5/8/2014	8,800	8,799

		9,087

Total Short-Term Investments (Cost $33,126)		33,126

TOTAL INVESTMENTS - 101.56% (Cost $285,056)		286,223
PURCHASED OPTIONS - 1.27% (Cost $3,956)		3,574
WRITTEN OPTIONS - (0.80%) (Premiums $2,736)		(2,249)
LIABILITIES, NET OF OTHER ASSETS - (2.03%)		(5,721)

TOTAL NET ASSETS - 100.00%		$281,827

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $25,978 or 9.22% of net assets. The Fund has no right to demand registration of these securities.
C	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
D	Limited Liability Company.

See accompanying notes

15

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

E	Limited Partnership.
F	Variable rate.
G	Inflation-Indexed Note.
H	Step Up/Down - A scheduled increase in the exercise or conversion price at which a warrant, an option, or a convertible security may be I used to acquire shares of common stock.
I	In U.S. Dollars unless otherwise noted.
J	Fair valued pursuant to procedures approved by the Board of Trustees.
K	This security or a piece thereof is held as segregated collateral for interest rate and credit default swaps.
L	REIT - Real Estate Investment Trust.
M	TBA - To be announced.
N	Term Loan.
O	Par value represents units rather than shares.
P	The security is an equity linked note with Samsung Electronics Company Ltd., as the single underlying asset. The movement in the price of Samsung Electronics Company Ltd., and the credit quality of Standard Charter Bank will affect the market value of the bond.

Futures Contracts open on February 28, 2014:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
10-Year Japanese Bond March Futures	Short	6	March, 2014	$(8,558,711)	$(61,904)
3-Year Bond March Futures	Long	25	March, 2014	2,430,893	11,710
90 Day Eurodollar December Futures	Long	276	December, 2014	68,782,650	(3,176)
90 Day Eurodollar March Futures	Long	274	March, 2014	67,678,000	32,281
90 Day Eurodollar September Futures	Long	57	September, 2014	14,211,525	6,131
90 Day Eurodollar September Futures	Short	114	September, 2014	(28,293,375)	(7,912)
90 Day Eurodollar September Futures	Long	57	September, 2016	14,004,188	9,800
Euro BOBL March Futures	Short	3	March, 2014	(524,652)	(4,067)
Euro BTP March Futures	Short	3	March, 2014	(497,529)	(23,355)
Euro BUND June Futures	Short	3	June, 2014	(589,996)	3,106
Euro BUND March Futures	Short	5	March, 2014	(996,439)	(11,516)
Euro BUND March Futures	Short	48	March, 2014	(9,565,813)	(241,686)
Euro OAT March Futures	Short	11	March, 2014	(2,072,673)	(61,796)
Euro OAT March Futures	Short	127	March, 2014	(23,929,950)	(593,060)
Long GILT June Futures	Short	2	June, 2014	(366,492)	(1,775)
U.S. Long Bond June Futures	Short	6	June, 2014	(798,375)	(2,953)
U.S. Treasury 10-Year Note June Futures	Short	37	June, 2014	(4,607,656)	(578)
U.S. Treasury 5-Year Note June Futures	Short	112	June, 2014	(13,424,250)	(4,891)
U.S. Ultra Bond June Futures	Short	4	June, 2014	(574,375)	(6,531)

				$72,306,970	$(962,172)

See accompanying notes

16

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

Centrally cleared swap agreements outstanding on February 28, 2014:

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	3-Month AUD-BBSW	3.2500	8/11/2015	AUD	900,000	$7	$3,450	$3,688
Pay	6-Month GBP-LIBOR	1.0000	7/10/2016	GBP	1,703,000	—	9,604	9,604
Receive	6-Month JPY-LIBOR	0.3325	8/22/2016	JPY	166,138,500	—	4,115	4,115
Pay	6-Month GBP-LIBOR	1.0000	8/27/2016	GBP	1,686,500	—	1,958	1,958
Receive	6-Month GBP-LIBOR	1.7600	11/6/2016	GBP	1,999,500	—	(28,276)	(28,276)
Pay	3-Month USD-LIBOR	1.0000	11/8/2016	USD	3,601,000	—	819	819
Receive	6-Month GBP-LIBOR	2.4300	8/30/2017	GBP	3,479,500	—	33	33
Receive	3-Month SEK-LIBOR	2.9300	9/16/2017	SEK	15,949,000	—	45,839	45,839
Pay	6-Month GBP-LIBOR	2.4400	10/3/2017	GBP	3,929,000	—	(2,874)	(2,874)
Receive	6-Month GBP-LIBOR	2.4600	10/11/2017	GBP	4,114,500	—	(2,541)	(2,541)
Pay	6-Month GBP-LIBOR	1.0000	11/7/2017	GBP	2,314,000	—	1,676	1,676
Receive	3-Month USD-LIBOR	2.2378	11/8/2017	USD	4,077,500	—	1,705	1,705
Receive	6-Month GBP-LIBOR	2.1350	11/14/2017	GBP	1,613,000	—	(4,172)	(4,172)
Pay	3-Month USD-LIBOR	1.0000	11/18/2017	USD	2,315,500	—	105	105
Receive	6-Month GBP-LIBOR	2.3330	7/11/2018	GBP	1,761,000	—	(15,242)	(15,242)
Pay	6-Month JPY-LIBOR	1.0000	8/22/2018	JPY	335,681,000	—	(15,902)	(15,902)
Pay	3-Month USD-LIBOR	1.0000	11/29/2018	USD	1,449,000	—	(2,007)	(2,007)
Receive	6-Month AUD-BBSW	3.5000	12/11/2018	AUD	2,600,000	7,695	(13,599)	(5,904)
Receive	6-Month AUD-BBSW	3.7500	12/11/2018	AUD	10,900,000	(26,488)	109,285	82,797
Receive	6-Month EUR-LIBOR	1.2340	12/12/2018	EUR	319,500	—	5,435	5,435
Receive	3-Month USD-LIBOR	2.9300	12/19/2018	USD	2,721,000	—	11,805	11,805
Receive	3-Month USD-LIBOR	2.9700	12/20/2018	USD	1,752,000	—	8,865	8,865
Receive	3-Month USD-LIBOR	2.9800	12/20/2018	USD	1,719,500	—	9,027	9,027
Receive	3-Month USD-LIBOR	3.1250	12/23/2018	USD	1,744,500	—	13,708	13,708
Receive	3-Month USD-LIBOR	3.1250	12/23/2018	USD	1,744,500	—	13,708	13,708
Receive	3-Month USD-LIBOR	3.1050	12/23/2018	USD	1,756,500	—	13,134	13,134
Receive	6-Month EUR-LIBOR	1.4400	12/27/2018	EUR	428,000	—	12,869	12,869
Receive	3-Month USD-LIBOR	3.1063	12/28/2018	USD	1,872,500	—	13,692	13,692
Pay	3-Month USD-LIBOR	1.0000	2/26/2019	USD	972,000	—	(1,941)	(1,941)
Pay	3-Month USD-LIBOR	1.0000	3/9/2019	USD	975,000	—	(5,217)	(5,217)
Receive	6-Month AUD-BBSW	4.0000	6/18/2019	AUD	31,900,000	202,678	137,227	339,905
Receive	6-Month EUR-LIBOR	3.1910	6/26/2019	EUR	1,162,500	—	43,839	43,839
Receive	3-Month ZAR-JIBOR	7.8700	7/2/2019	ZAR	1,071,500	—	(1,443)	(1,443)
Pay	6-Month GBP-LIBOR	1.0000	8/29/2019	GBP	1,089,000	—	(4,534)	(4,534)
Pay	6-Month GBP-LIBOR	1.0000	7/10/2020	GBP	1,162,000	—	1,375	1,375
Receive	6-Month JPY-LIBOR	1.1200	8/22/2020	JPY	169,542,500	—	10,693	10,693
Receive	6-Month JPY-LIBOR	1.1200	8/22/2020	JPY	169,542,500	—	10,693	10,693
Pay	3-Month SEK-LIBOR	1.0000	9/16/2020	SEK	6,726,500	—	(36,280)	(36,280)
Receive	3-Month USD-LIBOR	4.0900	11/26/2020	USD	4,270,500	—	25,369	25,369
Receive	3-Month USD-LIBOR	4.0600	11/27/2020	USD	2,094,500	—	11,289	11,289
Receive	3-Month USD-LIBOR	4.0610	11/27/2020	USD	1,921,500	—	10,391	10,391
Receive	3-Month USD-LIBOR	4.1100	11/27/2020	USD	2,919,500	—	18,332	18,332
Receive	3-Month USD-LIBOR	4.0620	11/29/2020	USD	1,914,500	—	10,312	10,312
Receive	3-Month USD-LIBOR	4.1075	11/29/2020	USD	1,914,500	—	11,869	11,869
Receive	3-Month USD-LIBOR	4.0570	11/29/2020	USD	1,914,500	—	10,147	10,147
Receive	3-Month USD-LIBOR	4.1368	12/3/2020	USD	2,102,500	—	13,979	13,979
Receive	3-Month USD-LIBOR	4.1225	12/3/2020	USD	1,815,500	—	11,608	11,608
Pay	6-Month EUR-LIBOR	1.0000	12/4/2020	EUR	2,351,500	—	(21,456)	(21,456)
Pay	3-Month EUR-LIBOR	1.0000	12/4/2020	EUR	2,180,500	—	(19,220)	(19,220)
Receive	6-Month USD-LIBOR	4.1650	12/4/2020	USD	1,922,000	—	8,690	8,690
Pay	6-Month EUR-LIBOR	1.0000	12/5/2020	EUR	2,358,000	—	(19,020)	(19,020)
Receive	3-Month USD-LIBOR	4.2370	12/10/2020	USD	1,936,500	—	16,104	16,104
Pay	3-Month USD-LIBOR	0.2330	2/11/2021	USD	1,381,000	—	(1,591)	(1,591)
Pay	6-Month EUR-LIBOR	1.0000	6/26/2021	EUR	2,435,000	—	(21,698)	(21,698)
Receive	6-Month GBP-LIBOR	3.4825	8/9/2022	GBP	274,000	—	805	805
Receive	6-Month GBP-LIBOR	3.7880	8/21/2022	GBP	369,500	—	9,155	9,155
Receive	6-Month GBP-LIBOR	3.8080	9/12/2022	GBP	284,000	—	7,122	7,122
Receive	6-Month GBP-LIBOR	3.8025	9/12/2022	GBP	293,500	—	7,242	7,242

See accompanying notes

17

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	6-Month GBP-LIBOR	3.8020	9/13/2022	GBP	293,500	$—	$7,228	$7,228
Receive	6-Month GBP-LIBOR	3.5563	10/7/2022	GBP	444,500	—	2,353	2,353
Receive	6-Month GBP-LIBOR	3.4563	10/7/2022	GBP	741,000	—	3,380	3,380
Receive	6-Month GBP-LIBOR	3.5463	10/7/2022	GBP	444,500	—	2,353	2,353
Receive	3-Month USD-LIBOR	3.9750	11/13/2022	USD	656,500	—	5,881	5,881
Receive	3-Month USD-LIBOR	4.0288	11/20/2022	USD	608,500	—	6,698	6,698
Pay	3-Month USD-LIBOR	1.0000	11/29/2022	USD	636,000	—	(8,244)	(8,244)
Receive	3-Month USD-LIBOR	4.0500	12/4/2022	USD	1,700,000	—	19,281	19,281
Receive	3-Month USD-LIBOR	4.1838	12/6/2022	USD	1,197,500	—	20,465	20,465
Receive	3-Month USD-LIBOR	4.1650	12/11/2022	USD	769,000	—	12,348	12,348
Receive	3-Month USD-LIBOR	4.1410	12/12/2022	USD	1,153,000	—	17,269	17,269
Receive	6-Month GBP-LIBOR	3.8300	1/8/2023	GBP	646,000	—	13,437	13,437
Pay	6-Month EUR-LIBOR	1.0000	2/10/2023	EUR	232,000	—	(2,126)	(2,126)
Pay	6-Month EUR-LIBOR	1.0000	2/10/2023	EUR	1,375,000	—	(13,729)	(13,729)
Pay	3-Month USD-LIBOR	0.2510	6/19/2023	USD	900,000	23,931	26,854	50,785
Receive	6-Month EUR-LIBOR	3.1910	6/28/2023	EUR	1,292,500	—	5,873	5,873
Receive	6-Month NOK-NIBOR	4.0000	7/1/2023	NOK	8,368,000	—	8,879	8,879
Pay	6-Month GBP-LIBOR	0.6000	9/7/2023	GBP	343,000	—	3,719	3,719
Receive	6-Month GBP-LIBOR	3.9963	9/17/2023	GBP	317,000	—	6,963	6,963
Receive	6-Month GBP-LIBOR	3.9450	9/17/2023	GBP	436,500	—	8,000	8,000
Receive	6-Month CHF-LIBOR	2.5550	9/18/2023	CHF	384,000	—	9,396	9,396
Pay	6-Month JPY-LIBOR	0.2220	9/18/2023	JPY	1,250,000,000	(246,959)	(51,986)	(298,945)
Receive	6-Month EUR-LIBOR	3.1670	9/20/2023	EUR	305,500	—	9,848	9,848
Pay	6-Month NOK-NIBOR	1.0000	9/25/2023	NOK	3,181,500	—	(8,344)	(8,344)
Receive	3-Month SEK-LIBOR	3.6250	9/25/2023	SEK	3,357,000	—	934	934
Receive	6-Month EUR-LIBOR	3.0690	10/11/2023	EUR	992,500	—	24,931	24,931
Pay	6-Month GBP-LIBOR	1.0000	10/15/2023	GBP	554,000	—	(5,761)	(5,761)
Receive	6-Month EUR-LIBOR	3.1550	10/17/2023	EUR	1,167,500	—	35,256	35,256
Pay	3-Month USD-LIBOR	1.0000	10/22/2023	USD	1,600,000	—	(5,548)	(5,548)
Pay	6-Month GBP-LIBOR	1.0000	11/9/2023	GBP	1,495,500	—	(6,781)	(6,781)
Receive	3-Month USD-LIBOR	4.5340	11/12/2023	USD	2,307,500	—	14,844	14,844
Pay	6-Month GBP-LIBOR	1.0000	11/12/2023	GBP	708,500	—	5,424	5,424
Receive	3-Month USD-LIBOR	4.6400	11/14/2023	USD	888,000	—	7,957	7,957
Pay	6-Month GBP-LIBOR	1.0000	11/14/2023	GBP	734,000	—	(8,220)	(8,220)
Receive	3-Month USD-LIBOR	4.3400	11/19/2023	USD	1,018,500	—	12,430	12,430
Pay	3-Month USD-LIBOR	1.0000	11/26/2023	USD	5,079,500	—	(26,566)	(26,566)
Receive	6-Month EUR-LIBOR	3.3008	12/4/2023	EUR	3,062,000	—	35,912	35,912
Receive	6-Month EUR-LIBOR	3.2888	12/4/2023	EUR	2,846,000	—	32,140	32,140
Pay	6-Month GBP-LIBOR	1.0000	12/4/2023	GBP	872,250	—	(11,222)	(11,222)
Receive	6-Month EUR-LIBOR	3.2720	12/5/2023	EUR	3,070,000	—	32,633	32,633
Pay	6-Month GBP-LIBOR	1.0000	12/18/2023	GBP	552,000	—	(7,344)	(7,344)
Pay	3-Month USD-LIBOR	1.0000	12/18/2023	USD	5,900,000	(101,838)	(38,962)	(140,800)
Pay	3-Month KRW-CD	1.0000	12/20/2023	KRW	502,756,500	—	(3,552)	(3,552)
Receive	6-Month JPY-LIBOR	1.4250	1/9/2024	JPY	76,751,500	—	6,153	6,153
Pay	6-Month GBP-LIBOR	1.0000	1/10/2024	GBP	272,500	—	(2,505)	(2,505)
Pay	3-Month USD-LIBOR	1.0000	2/29/2024	USD	653,000	—	(7,607)	(7,607)
Pay	3-Month USD-LIBOR	1.0000	3/9/2024	USD	721,000	—	(17,112)	(17,112)
Pay	6-Month AUD-BBSW	1.0000	6/18/2024	AUD	14,300,000	(143,980)	(155,687)	(299,667)
Pay	6-Month NOK-NIBOR	1.0000	7/1/2025	NOK	6,276,000	—	(5,151)	(5,151)
Receive	3-Month USD-LIBOR	4.4400	7/5/2025	USD	2,021,000	—	(2,125)	(2,125)
Receive	6-Month EUR-LIBOR	3.4220	7/12/2025	EUR	652,500	—	1,531	1,531
Receive	6-Month EUR-LIBOR	3.4280	7/12/2025	EUR	693,000	—	1,721	1,721
Receive	6-Month EUR-LIBOR	3.4300	7/15/2025	EUR	1,394,500	—	30,884	30,884
Receive	6-Month EUR-LIBOR	3.6100	8/23/2025	EUR	2,020,500	—	12,900	12,900
Receive	6-Month EUR-LIBOR	3.6650	9/11/2025	EUR	1,134,000	—	8,519	8,519
Receive	3-Month USD-LIBOR	4.5000	10/29/2025	USD	674,000	—	1,575	1,575
Receive	3-Month USD-LIBOR	4.5000	10/31/2025	USD	371,500	—	871	871
Receive	3-Month USD-LIBOR	4.5000	10/31/2025	USD	371,500	—	871	871
Receive	3-Month USD-LIBOR	4.4750	11/1/2025	USD	674,000	—	991	991
Receive	3-Month USD-LIBOR	4.8200	11/15/2025	USD	784,000	—	9,246	9,246
Pay	3-Month USD-LIBOR	1.0000	12/19/2026	USD	687,500	—	(20,243)	(20,243)
Pay	3-Month USD-LIBOR	1.0000	12/20/2026	USD	458,500	—	(13,228)	(13,228)
Pay	3-Month USD-LIBOR	1.0000	12/20/2026	USD	422,500	—	(13,313)	(13,313)

See accompanying notes

18

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Pay	3-Month USD-LIBOR	1.0000	12/23/2026	USD	459,500	$—	$(15,460)	$(15,460)
Pay	3-Month USD-LIBOR	1.0000	12/23/2026	USD	454,000	—	(15,971)	(15,971)
Pay	3-Month USD-LIBOR	1.0000	12/23/2026	USD	454,000	—	(15,971)	(15,971)
Pay	3-Month USD-LIBOR	1.0000	12/28/2026	USD	467,500	—	(15,045)	(15,045)
Receive	3-Month USD-LIBOR	4.2060	6/20/2028	USD	848,500	—	(8,911)	(8,911)
Receive	3-Month USD-LIBOR	4.1700	6/21/2028	USD	589,000	—	(6,920)	(6,920)
Receive	6-Month EUR-LIBOR	3.3300	7/2/2028	EUR	276,000	—	(338)	(338)
Receive	6-Month EUR-LIBOR	3.3275	7/2/2028	EUR	274,000	—	(373)	(373)
Receive	6-Month EUR-LIBOR	3.3300	7/2/2028	EUR	276,000	—	(338)	(338)
Receive	6-Month EUR-LIBOR	3.3300	7/3/2028	EUR	140,000	—	(172)	(172)
Receive	6-Month EUR-LIBOR	3.3600	7/3/2028	EUR	276,000	—	108	108
Receive	6-Month EUR-LIBOR	3.3600	7/3/2028	EUR	276,000	—	108	108
Receive	6-Month EUR-LIBOR	3.3350	7/3/2028	EUR	274,000	—	(262)	(262)
Receive	6-Month EUR-LIBOR	3.4650	7/11/2028	EUR	431,000	—	2,590	2,590
Pay	6-Month GBP-LIBOR	1.0000	9/12/2028	GBP	611,000	—	(6,732)	(6,732)
Pay	6-Month GBP-LIBOR	1.0000	9/12/2028	GBP	594,500	—	(6,867)	(6,867)
Pay	6-Month GBP-LIBOR	1.0000	9/13/2028	GBP	611,000	—	(6,732)	(6,732)
Receive	6-Month CHF-LIBOR	1.0000	9/18/2028	CHF	435,000	—	(2,905)	(2,905)
Pay	6-Month GBP-LIBOR	1.0000	10/9/2028	GBP	949,000	—	275	275
Pay	6-Month GBP-LIBOR	1.0000	10/9/2028	GBP	920,500	—	(249)	(249)
Pay	6-Month GBP-LIBOR	1.0000	10/9/2028	GBP	525,000	—	400	400
Pay	3-Month USD-LIBOR	1.0000	10/31/2028	USD	1,975,500	—	(3,318)	(3,318)
Pay	3-Month USD-LIBOR	1.0000	10/31/2028	USD	1,975,500	—	(3,318)	(3,318)
Pay	3-Month USD-LIBOR	1.0000	10/31/2028	USD	3,422,500	—	(5,184)	(5,184)
Pay	3-Month USD-LIBOR	1.0000	11/3/2028	USD	3,446,000	—	(4,092)	(4,092)
Pay	3-Month USD-LIBOR	1.0000	11/5/2028	USD	4,038,000	—	(8,687)	(8,687)
Pay	3-Month USD-LIBOR	1.0000	11/14/2028	USD	4,000,000	—	(27,231)	(27,231)
Pay	3-Month USD-LIBOR	1.0000	11/27/2028	USD	491,500	—	(11,117)	(11,117)
Pay	3-Month USD-LIBOR	1.0000	11/27/2028	USD	744,500	—	(18,978)	(18,978)
Pay	3-Month USD-LIBOR	1.0000	11/27/2028	USD	542,000	—	(11,890)	(11,890)
Pay	3-Month USD-LIBOR	1.0000	11/29/2028	USD	495,500	—	(11,006)	(11,006)
Pay	3-Month USD-LIBOR	1.0000	11/29/2028	USD	495,500	—	(12,299)	(12,299)
Pay	3-Month USD-LIBOR	1.0000	11/29/2028	USD	495,500	—	(10,848)	(10,848)
Pay	3-Month USD-LIBOR	1.0000	12/3/2028	USD	542,000	—	(14,458)	(14,458)
Pay	3-Month USD-LIBOR	1.0000	12/3/2028	USD	454,000	—	(11,768)	(11,768)
Pay	6-Month EUR-LIBOR	1.0000	12/4/2028	EUR	943,500	—	(10,940)	(10,940)
Pay	6-Month EUR-LIBOR	1.0000	12/4/2028	EUR	876,000	—	(9,597)	(9,597)
Pay	3-Month USD-LIBOR	1.0000	12/4/2028	USD	497,500	—	(8,429)	(8,429)
Pay	6-Month EUR-LIBOR	1.0000	12/5/2028	EUR	946,000	—	(9,956)	(9,956)
Pay	3-Month USD-LIBOR	1.0000	12/10/2028	USD	502,500	—	(16,152)	(16,152)
Receive	3-Month USD-LIBOR	4.8700	12/18/2028	USD	1,000,500	—	11,890	11,890
Pay	6-Month GBP-LIBOR	1.0000	1/8/2029	GBP	1,079,000	—	(6,042)	(6,042)
Receive	6-Month JPY-LIBOR	2.7200	6/14/2032	JPY	47,516,500	—	2,330	2,330
Receive	6-Month JPY-LIBOR	2.6800	6/14/2032	JPY	48,655,000	—	1,544	1,544
Receive	6-Month JPY-LIBOR	2.7050	6/19/2032	JPY	45,785,500	—	1,929	1,929
Receive	6-Month JPY-LIBOR	2.6060	11/1/2032	JPY	160,835,000	—	(1,080)	(1,080)
Receive	6-Month JPY-LIBOR	2.6500	6/19/2033	JPY	47,020,000	—	213	213
Receive	6-Month JPY-LIBOR	2.8300	6/24/2033	JPY	49,062,000	—	3,931	3,931
Pay	6-Month EUR-LIBOR	1.0000	7/2/2033	EUR	638,000	—	6,126	6,126
Pay	6-Month EUR-LIBOR	1.0000	7/2/2033	EUR	636,000	—	5,997	5,997
Pay	6-Month EUR-LIBOR	1.0000	7/2/2033	EUR	636,000	—	5,997	5,997
Pay	6-Month EUR-LIBOR	1.0000	7/3/2033	EUR	320,000	—	3,220	3,220
Pay	6-Month EUR-LIBOR	1.0000	7/3/2033	EUR	639,500	—	5,514	5,514
Pay	6-Month EUR-LIBOR	1.0000	7/3/2033	EUR	639,500	—	5,514	5,514
Pay	6-Month EUR-LIBOR	1.0000	7/3/2033	EUR	638,000	—	5,979	5,979
Pay	3-Month USD-LIBOR	1.0000	7/5/2033	USD	472,500	—	6,544	6,544
Pay	6-Month EUR-LIBOR	1.0000	7/11/2033	EUR	1,006,000	—	4,928	4,928
Pay	6-Month EUR-LIBOR	1.0000	7/12/2033	EUR	149,750	—	732	732
Pay	6-Month EUR-LIBOR	1.0000	7/12/2033	EUR	156,500	—	679	679
Pay	6-Month EUR-LIBOR	1.0000	7/15/2033	EUR	313,000	—	1,211	1,211
Pay	6-Month GBP-LIBOR	1.0000	8/9/2033	GBP	213,000	—	(4,157)	(4,157)
Pay	6-Month GBP-LIBOR	1.0000	8/21/2033	GBP	315,500	—	(8,452)	(8,452)

See accompanying notes

19

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Pay	6-Month EUR-LIBOR	1.0000	8/23/2033	EUR	461,000	$—	$(7,059)	$(7,059)
Pay	6-Month EUR-LIBOR	1.0000	9/11/2033	EUR	257,000	—	(5,243)	(5,243)
Receive	3-Month USD-LIBOR	4.4300	10/31/2033	USD	987,500	—	2,126	2,126
Receive	3-Month USD-LIBOR	4.4300	10/31/2033	USD	987,500	—	2,126	2,126
Receive	3-Month USD-LIBOR	4.4200	10/31/2033	USD	1,696,000	—	3,190	3,190
Receive	3-Month USD-LIBOR	4.4100	11/1/2033	USD	1,707,500	—	2,646	2,646
Receive	3-Month USD-LIBOR	4.4400	11/5/2033	USD	2,026,000	—	12,350	12,350
Receive	3-Month USD-LIBOR	4.6800	11/14/2033	USD	2,065,500	—	18,392	18,392
Pay	3-Month USD-LIBOR	1.0000	12/4/2033	USD	1,249,500	—	(18,818)	(18,818)
Pay	3-Month USD-LIBOR	1.0000	12/11/2033	USD	628,500	—	(10,651)	(10,651)
Pay	3-Month USD-LIBOR	1.0000	12/12/2033	USD	946,000	—	(14,935)	(14,935)
Pay	6-Month JPY-LIBOR	1.0000	1/9/2034	JPY	43,219,500	—	(3,062)	(3,062)
Pay	6-Month JPY-LIBOR	1.0000	6/14/2037	JPY	54,731,500	—	(831)	(831)
Pay	6-Month JPY-LIBOR	1.0000	6/14/2037	JPY	56,015,000	—	328	328
Pay	6-Month JPY-LIBOR	1.0000	6/19/2037	JPY	53,144,000	—	397	397
Pay	6-Month JPY-LIBOR	1.0000	11/1/2037	JPY	179,314,000	—	5,128	5,128
Pay	6-Month JPY-LIBOR	1.0000	6/20/2038	JPY	53,561,500	—	1,338	1,338
Pay	6-Month JPY-LIBOR	1.0000	6/24/2038	JPY	56,421,500	—	(1,758)	(1,758)
Receive	6-Month EUR-LIBOR	2.6100	7/2/2038	EUR	364,000	—	(2,530)	(2,530)
Receive	6-Month EUR-LIBOR	2.6225	7/2/2038	EUR	364,000	—	(2,348)	(2,348)
Receive	6-Month EUR-LIBOR	2.6085	7/2/2038	EUR	363,000	—	(2,545)	(2,545)
Receive	6-Month EUR-LIBOR	2.6000	7/3/2038	EUR	186,000	—	(1,368)	(1,368)
Receive	6-Month EUR-LIBOR	2.6300	7/3/2038	EUR	365,000	—	(2,245)	(2,245)
Receive	6-Month EUR-LIBOR	2.6300	7/3/2038	EUR	365,000	—	(2,245)	(2,245)
Receive	6-Month EUR-LIBOR	2.6150	7/3/2038	EUR	363,000	—	(2,452)	(2,452)
Receive	6-Month EUR-LIBOR	2.6800	7/11/2038	EUR	576,500	—	(2,363)	(2,363)
Pay	6-Month GBP-LIBOR	1.0000	8/14/2043	GBP	213,000	—	(6,540)	(6,540)
Pay	6-Month GBP-LIBOR	1.0000	8/21/2043	GBP	234,000	—	(3,789)	(3,789)
Receive	3-Month USD-LIBOR	4.3810	8/23/2043	USD	325,000	—	3,893	3,893
Pay	6-Month GBP-LIBOR	1.0000	8/23/2043	GBP	183,000	—	(1,274)	(1,274)
Pay	6-Month GBP-LIBOR	0.6000	1/22/2044	GBP	318,000	—	(1,649)	(1,649)
Pay	6-Month GBP-LIBOR	0.6000	1/22/2044	GBP	335,000	—	(898)	(898)
Pay	6-Month GBP-LIBOR	0.3440	1/22/2044	GBP	160,500	—	(2,557)	(2,557)
Pay	6-Month EUR-LIBOR	1.0000	9/17/2044	EUR	1,600,000	(67,997)	(25,501)	(93,498)
Pay	6-Month GBP-LIBOR	1.0000	9/17/2044	GBP	1,480,000	(37,133)	(26,686)	(63,819)
Pay	3-Month USD-LIBOR	1.0000	6/20/2053	USD	212,500	—	9,181	9,181
Pay	3-Month USD-LIBOR	1.0000	6/21/2053	USD	151,000	—	7,307	7,307
Pay	3-Month USD-LIBOR	1.0000	12/18/2053	USD	267,000	—	(10,308)	(10,309)

						$(389,854)	$126,913	$(262,941)

OTC Swap Agreements Outstanding on February 28, 2014:

Credit Default Swaps on Corporate and Sovereign Securities - Buy Protection (1)

Reference Entity	Counterparty/ Currency	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 2/28/2014 (3)	Notional Amount (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
JC Penney Corp., Inc.	BNP/USD	1.0000	12/20/2015	11.9974	75,000	$6,404	$1,150	$7,554
Royal Bank of Scotland PLC	DUB/EUR	1.0000	12/20/2016	1.1962	300,000	(22,696)	(22,451)	(45,147)
Federal Republic of Brazil	BRC/USD	1.0000	12/20/2016	1.0725	800,000	12,607	(11,157)	1,450
Rallye S.A.	BNP/EUR	1.0000	3/20/2017	1.9023	25,000	(3,739)	1,758	(1,981)
Rallye S.A.	BNP/EUR	1.0000	3/20/2017	1.9023	15,000	(654)	(1,345)	(1,999)
Volvo Treasury AB	UBS/EUR	1.0000	3/20/2018	0.8689	50,000	1,831	(2,242)	(411)
Renautl S.A.	BRC/EUR	1.0000	3/20/2018	1.0500	320,000	(344)	(36)	(380)
Safeway, Inc.	BRC/USD	1.0000	3/20/2018	2.3546	375,000	3,479	13,600	17,079
JC Penney Corp., Inc.	BRC/USD	1.0000	6/20/2018	13.7552	25,000	3,329	2,329	5,658

See accompanying notes

20

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

Reference Entity	Counterparty/ Currency	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 2/28/2014 (3)	Notional Amount (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
JC Penney Corp., Inc.	BNP/USD	1.0000	6/20/2018	13.7552	100,000	$9,277	$13,355	$22,632
Credit Agricole, S.A.	CBK/USD	1.0000	6/20/2018	0.7342	800,000	(34,965)	(68,660)	(103,625)
Electricite de France	FBF/EUR	1.0000	9/20/2018	0.5392	200,000	(3,285)	(2,902)	(6,187)
Nationwide Building Society	BNP/EUR	1.0000	9/20/2018	0.7271	200,000	2,186	(4,335)	(2,149)
Nationwide Building Society	BNP/EUR	1.0000	9/20/2018	0.7271	500,000	4,198	(9,570)	(5,372)
JC Penney Corp., Inc.	BRC/USD	1.0000	9/20/2018	13.6864	100,000	9,213	14,151	23,364
Rep. of Turkey	DUB/USD	1.0000	9/20/2018	2.2037	500,000	16,721	8,476	25,197
Rep. of Turkey	JPM/USD	1.0000	9/20/2018	2.2037	500,000	16,515	8,682	25,197
Kingfisher PLC	FBF/EUR	1.0000	12/20/2018	0.6681	150,000	(1,212)	(2,181)	(3,393)
Kingfisher PLC	BNP/EUR	1.0000	12/20/2018	0.6681	100,000	(902)	(1,360)	(2,262)
Intesa Sanpaolo SPA	BRC/EUR	1.0000	12/20/2018	1.2954	300,000	(15,281)	(16,910)	(32,191)
Carlsberg Breweries A.S.	DUB/EUR	1.0000	12/20/2018	0.8029	300,000	(1,766)	(2,103)	(3,869)
Markit ITRX EUR	DUB/EUR	1.0000	12/20/2018	0.7071	1,094,500	(101,860)	(56,314)	(158,174)
Kingfisher PLC	BNP/EUR	1.0000	12/20/2018	0.6681	150,000	(1,453)	(1,941)	(3,394)
Daimler AG	BNP/EUR	1.0000	12/20/2018	0.4829	100,000	176	(3,695)	(3,519)
Nomura Holdings Inc.	JPM/JPY	1.0000	12/20/2018	1.0685	30,000,000	(2,425)	1,730	(695)
Turkey EM BP CBK	CBK/USD	1.0000	12/20/2018	2.2546	3,100,000	129,992	41,379	171,371
HJ Heinz Co.	DUB/USD	1.0000	12/20/2018	1.2677	135,000	3,814	(2,362)	1,452
HCA INC	BRC/USD	1.0000	12/20/2018	1.6384	160,000	(17,880)	(6,295)	(24,175)
Rite Aid Corp.	DUB/USD	1.0000	12/20/2018	2.1850	50,000	(4,990)	(1,303)	(6,293)
Rite Aid Corp.	DUB/USD	1.0000	12/20/2018	2.1850	125,000	(12,241)	(3,493)	(15,734)
Credit Agricole, S.A.	BOA/USD	1.0000	12/20/2018	0.8180	500,000	(54,215)	(15,575)	(69,790)
Markit ITRX EUR	BNP/EUR	1.0000	12/20/2018	0.7071	1,400,000	(295,786)	(34,405)	(330,191)
Reed Elsevier Investment	DUB/EUR	1.0000	3/20/2019	0.5283	250,000	(8,251)	(206)	(8,457)
Intesa SanPaolo SPA	BNP/EUR	1.0000	3/20/2019	1.3259	150,000	(13,489)	(2,935)	(16,424)
Nomura Holdings Inc.	DUB/JPY	1.0000	3/20/2019	1.1024	30,000,000	(309)	126	(183)
Bank of America Corp.	BRC/USD	1.0000	3/20/2019	0.7075	250,000	(1,442)	(2,425)	(3,867)
Deutsche Bank AG	HUB/EUR	1.0000	3/20/2019	0.8961	100,000	(11,535)	119	(11,416)
Reed Elsevier Investment	BRC/EUR	1.0000	3/20/2019	0.5283	250,000	(8,258)	(199)	(8,457)
JC Penney Corp., Inc.	DUB/USD	1.0000	3/20/2019	13.6238	75,000	17,938	665	18,603
Rep. of Korea	JPM/USD	1.0000	3/20/2019	0.6700	200,000	(2,991)	(312)	(3,303)
Rep. of Indonesia	JPM/USD	1.0000	3/20/2019	1.9000	150,000	8,982	(3,051)	5,931
Rep. of South Africa	BRC/USD	1.0000	3/20/2019	2.0656	1,000,000	64,427	(15,752)	48,675
Ford Motor Credit Co. LLC	BRC/USD	1.0000	3/20/2019	0.9292	120,000	(21,986)	(1,143)	(23,128)
Goldman Sachs Group Inc.	JPM/USD	1.0000	3/20/2019	0.9367	230,000	(774)	(134)	(907)
Goldman Sachs Group Inc.	BNP/USD	1.0000	3/20/2019	0.9367	400,000	763	(2,341)	(1,578)
Bank of America Corp.	JPM/USD	1.0000	6/20/2019	0.7446	170,000	(2,321)	(59)	(2,380)
Bank of America Corp.	JPM/USD	1.0000	6/20/2019	0.7446	85,000	(1,205)	(0)	(1,205)
State of Illinois	CBK/USD	1.0000	3/20/2023	1.9039	300,000	18,743	(2,023)	16,720
Illinois St Municipal Bank	CBK/USD	1.0000	6/20/2023	1.9229	200,000	11,093	434	11,527
Rep of South Africa	JPM/USD	1.0000	9/20/2023	2.6060	200,000	26,414	(2,188)	24,226
Illinois State Municipal Bank	CBK/USD	1.0000	12/20/2023	1.9579	1,600,000	124,987	(27,119)	97,868
ABX.H.E. AAA	GST/USD	1.0000	5/25/2046	1.5375	1,281,437	323,555	(19,355)	304,200

See accompanying notes

21

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

Reference Entity	Counterparty/ Currency	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 2/28/2014(3)	Notional Amount (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
ABX H.E. AAA	FBF/USD	1.0000	5/25/2046	1.5375	640,719	$191,198	$(39,098)	$152,100
CMBX.NA.AJ.3	BRC/USD	1.0000	12/13/2049	9.4824	400,000	121,281	(41,431)	79,850
CMBX BBB- CDSI	DUB/USD	1.0000	5/11/2063	3.1806	375,000	34,429	(29,677)	4,752

						$515,297	$(352,129)	$163,168

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty/ Currency	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 2/28/2014(3)	Notional Amount (4)	Upfront Premiums (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Citibank N.A., New York	FBF/USD	1.0000	9/20/2014	0.2012	100,000	$(328)	$773	$445
Republic of Italy	FBF/USD	1.0000	6/20/2017	0.8765	200,000	(17,887)	17,090	(797)
Rallye SA	BNP/EUR	1.0000	3/20/2018	2.5874	25,000	(1,145)	(2,187)	(3,332)
Rallye SA	BNP/EUR	1.0000	3/20/2018	2.5874	15,000	(2,253)	1,064	(1,189)
Hannover Rueckversicherung	BNP/EUR	1.0000	12/20/2018	1.2213	100,000	—	2,459	2,459
Hannover Rueckversicherung	JMP/EUR	1.0000	12/20/2018	1.2213	250,000	—	6,148	6,148
CDX.NA.IG.22	CBK/USD	1.0000	12/20/2018	0.6337	9,400,000	133,125	26,393	159,518
Indonesia AS	BOA/USD	1.0000	2/20/2019	0.2016	100,000	(5,205)	1,155	(4,050)
JPMorgan Chase & Co.	BRC/USD	1.0000	3/20/2019	0.6300	250,000	2,778	1,939	4,717
HSBC Bank PLC	BNP/EUR	1.0000	3/20/2019	0.7570	100,000	(624)	(767)	(1,391)
UBS AG London	JPM/EUR	1.0000	3/20/2019	0.6894	300,000	5,094	1,389	6,483
LaFarge SA	CBK/EUR	1.0000	3/20/2019	0.1178	300,000	(19,991)	1,777	(18,214)
General Motors Co.	BRC/USD	5.0000	3/20/2019	1.3276	120,000	19,376	1,798	21,174
Spain Govt.	MSC/USD	1.0000	3/20/2019	0.7477	500,000	(9,829)	3,741	(6,088)
Spain Govt.	CBK/USD	1.0000	3/20/2019	0.7477	200,000	(3,380)	895	(2,485)
Spain Govt.	CBK/USD	1.0000	3/20/2019	0.7477	400,000	(6,944)	1,974	(4,970)
Safeway Inc.	BRC/USD	1.0000	3/20/2019	3.1664	375,000	(12,474)	(22,534)	(35,008)
Indonesia AS	BRC/USD	1.0000	3/20/2019	0.2016	200,000	(10,497)	2,396	(8,101)
Indonesia AS	GST/USD	1.0000	3/20/2019	0.2016	700,000	(41,017)	13,343	(27,674)
UBS AG London	HUB/EUR	1.0000	6/20/2019	0.7181	150,000	2,962	(18)	2,944
JPMorgan Chase & Co.	BRC/USD	1.0000	6/20/2019	0.6718	250,000	4,569	(213)	4,356
Renault S.A.	BRC/EUR	1.0000	12/20/2020	1.8042	320,000	(16,561)	(3,137)	(19,698)

						$19,769	$55,481	$75,250

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index	Counterparty	Fixed Pay Rate (%)	Expiration Date	Curr	Notional Amounts(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value (5)
iTraxx Europe 16 Index	BOA	1.0000	6/20/2018	EUR	4,300,000	$195,819	$(251,537)	$(55,718)
iTraxx Europe 16 Index	BOA	1.0000	6/20/2018	EUR	1,470,000	(16,363)	(210,107)	(226,470)
iTraxx Europe 16 Index	BOA	1.0000	12/20/2018	EUR	2,900,000	30,684	(55,411)	(24,727)

						$210,140	$(517,055)	$(306,915)

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Counterparty	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	3-M PLN-LIBOR	JPM	2.5600	4/26/2014	PLN	1,944,000	$—	$(2,072)	$(2,072)
Receive	3-M ILS-TELBOR	JPM	1.2300	8/30/2014	ILS	2,274,000	—	(2,207)	(2,207)
Receive	3-M ILS-TELBOR	HUB	1.2300	8/30/2014	ILS	2,371,500	—	(2,184)	(2,184)
Pay	3-M NZD-BBR	GST	3.9350	8/13/2015	NZD	3,196,000	—	2,060	2,060
Pay	6-M PLN-LIBOR	JPM	4.8800	4/26/2016	PLN	1,054,000	—	11,907	11,907
Pay	6-M ZAR-JIBAR	HUB	7.4800	11/11/2016	ZAR	4,534,000	—	(2,890)	(2,890)
Pay	3-M ZAR-JIBAR	HUB	7.5500	11/12/2016	ZAR	4,536,000	—	(2,413)	(2,413)
Pay	3-M ZAR-JIBAR	DUB	7.5200	11/12/2016	ZAR	4,195,500	—	(2,438)	(2,438)
Pay	1-Year BRL-CDI	GLM	8.7200	1/2/2017	BRL	1,600,000	(1,271)	(45,070)	(46,341)

See accompanying notes

22

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Counterparty	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Pay	1-Year BRL-CDI	GLM	9.0950	1/2/2017	BRL	9,700,000	$3,408	$(249,268)	$(245,860)
Pay	1-Year BRL-CDI	GLM	10.3600	1/2/2017	BRL	2,400,000	—	(29,774)	(29,774)
Pay	1-Year BRL-CDI	FBF	10.1100	1/2/2017	BRL	7,500,000	394	(119,850)	(119,456)
Pay	3-M SEK-LIBOR	FBF	1.9100	1/24/2017	SEK	2,390,000	—	2,295	2,295
Pay	3-M SEK-LIBOR	FBF	1.9100	1/26/2017	SEK	2,380,000	—	2,285	2,285
Receive	3-M AUD-AUCP	DUB	1.0000	2/24/2017	AUD	2,595,000	—	(79,699)	(79,699)
Pay	6-M GBP-LIBOR	BRC	2.3950	8/30/2017	GBP	3,452,500	—	(1,904)	(1,904)
Receive	3-M KRW-CD	BRC	1.0000	10/17/2017	KRW	1,095,268,500	—	(3,377)	(3,377)
Receive	3-M KRW-CD	UAG	1.0000	10/19/2017	KRW	1,042,393,500	—	(2,310)	(2,310)
Pay	1-Year MXN-TIIE	BRC	5.8300	11/1/2017	MXN	7,632,000	—	1,233	1,233
Pay	1-Year MXN-TIIE	HUB	5.9400	11/1/2017	MXN	5,441,000	—	1,676	1,676
Pay	3-M ZAR-JIBAR	DUB	7.7623	11/2/2017	ZAR	10,944,000	—	(11,389)	(11,389)
Pay	3-M ZAR-JIBAR	BRC	7.8500	11/2/2017	ZAR	4,320,000	—	(3,925)	(3,925)
Pay	1-M MXN-TIIE	BRC	5.9000	11/6/2017	MXN	7,661,000	—	1,832	1,832
Pay	3-M ZAR-JIBAR	HUB	8.0550	11/9/2017	ZAR	4,685,000	—	(2,843)	(2,843)
Pay	6-M CZK-LIBOR	JPM	1.5200	11/13/2017	CZK	7,504,000	—	2,314	2,314
Receive	6-M AUD-BBSW	DUB	1.0000	12/16/2017	AUD	785,500	—	(5,608)	(5,608)
Receive	6-M AUD-BBSW	CBK	1.0000	12/16/2017	AUD	796,000	—	(5,881)	(5,881)
Pay	3-M NZD-BBR	DUB	4.8100	12/17/2017	NZD	777,500	—	4,915	4,915
Pay	3-M NZD-BBR	CBK	4.8050	12/17/2017	NZD	899,500	—	5,584	5,584
Pay	1-M MXN-TIIE	BRC	6.1000	1/1/2018	MXN	10,599,000	—	3,375	3,375
Pay	1-M MXN-TIIE	HUB	6.0650	1/2/2018	MXN	8,073,000	—	2,881	2,881
Pay	1-M MXN-TIIE	HUB	6.0650	1/2/2018	MXN	8,072,500	—	3,047	3,047
Pay	1-M MXN-TIIE	HUB	6.0800	1/2/2018	MXN	10,949,500	—	3,162	3,162
Pay	6-M CZK-LIBOR	JPM	1.4700	1/8/2018	CZK	15,876,500	—	3,286	3,286
Pay	1-Year MXN-TIIE	BRC	6.2600	1/18/2018	MXN	5,465,500	—	2,615	2,615
Pay	3-M ZAR-JIBAR	BRC	8.1867	1/22/2018	ZAR	7,300,000	—	(3,572)	(3,572)
Pay	3-M ZAR-JIBAR	BRC	8.5950	1/29/2018	ZAR	5,241,000	—	560	560
Pay	3-M ZAR-JIBAR	JPM	8.6300	1/31/2018	ZAR	5,751,500	—	908	908
Pay	3-M ZAR-JIBAR	JPM	8.7100	2/3/2018	ZAR	5,460,500	—	1,475	1,475
Pay	3-M ZAR-JIBAR	DUB	8.6600	2/15/2018	ZAR	4,623,500	—	841	841
Pay	3-M ZAR-JIBAR	JPM	8.5650	2/19/2018	ZAR	10,079,000	—	357	357
Pay	3-M ZAR-JIBAR	JPM	8.7200	2/20/2018	ZAR	10,337,500	—	2,695	2,695
Pay	3-M ZAR-JIBAR	HUB	8.7100	2/22/2018	ZAR	10,135,000	—	2,492	2,492
Receive	6-M NOK-NIBOR	BRC	1.0000	12/12/2018	NOK	2,532,500	—	(4,029)	(4,029)
Receive	6-M NOK-NIBOR	BRC	1.0000	12/25/2018	NOK	3,550,000	—	(6,220)	(6,220)
Receive	6-M CHF-LIBOR	UAG	1.0000	1/10/2019	CHF	1,413,500	—	(11,759)	(11,759)
Receive	6-M CHF-LIBOR	FBF	1.0000	2/11/2019	CHF	1,223,500	—	(1,735)	(1,735)
Receive	6-M CHF-LIBOR	FBF	1.0000	2/12/2019	CHF	1,225,500	—	(1,235)	(1,235)
Receive	6-M CHF-LIBOR	FBF	1.0000	2/15/2019	CHF	1,225,500	—	(1,673)	(1,673)
Receive	6-M CHF-LIBOR	UAG	1.0000	2/15/2019	CHF	627,500	—	(803)	(803)
Receive	6-M CHF-LIBOR	UAG	1.0000	2/28/2019	CHF	619,500	—	146	146
Pay	1-Time USA-CPI	BRC	2.7150	3/21/2019	USD	286,500	—	8,094	8,094
Receive	6-M GBP-LIBOR	BRC	1.0000	8/29/2019	GBP	1,082,500	—	(3,172)	(3,172)
Pay	6-M CHF-LIBOR	UAG	1.5300	4/3/2020	CHF	797,000	—	553	553
Receive	6-M EUR-LIBOR	FBF	1.0000	4/3/2020	EUR	539,500	—	(761)	(761)
Receive	3-M KRW-CD	BRC	1.0000	4/4/2020	KRW	837,268,500	—	5,547	5,547
Pay	6-M AUD-BBSW	DUB	5.2900	12/16/2020	AUD	916,500	—	7,761	7,761
Pay	6-M AUD-BBSW	CBK	5.2825	12/16/2020	AUD	918,500	—	7,627	7,627
Receive	3-M NZD-BBR	CBK	1.0000	12/17/2020	NZD	1,047,000	—	(9,102)	(9,102)
Receive	3-M NZD-BBR	DUB	1.0000	12/17/2020	NZD	924,000	—	(8,033)	(8,033)
Pay	1-M BRL-BZDI	JPM	12.2650	1/4/2021	BRL	574,500	—	(1,101)	(1,101)
Pay	1-Year BRL-BZDI	BRC	12.3600	1/4/2021	BRL	281,000	—	(268)	(268)
Pay	1-Year BRL-BZDI	BRC	12.5300	1/4/2021	BRL	580,000	—	606	606
Receive	6-M CHF-LIBOR	UAG	2.2350	1/10/2021	CHF	1,459,500	—	13,605	13,605
Pay	3-M ZAR-JIBAR	BRC	7.3650	3/31/2021	ZAR	474,000	—	(3,209)	(3,209)
Pay	1-Year EUR-CPX	FBF	2.1500	4/1/2021	EUR	100,000	(373)	8,064	7,691
Pay	1-Year EUR-CPX	GLM	2.1500	4/1/2021	USD	200,000	2,517	12,866	15,383
Pay	3-M ZAR-JIBAR	BRC	9.3100	2/4/2022	ZAR	638,000	—	359	359
Pay	3-M ZAR-JIBAR	BRC	9.2550	2/4/2022	ZAR	638,000	—	253	253
Pay	1-Year MXN-TIIE	DUB	7.5850	2/17/2022	MXN	3,759,000	—	(333)	(333)
Pay	1-Year MXN-TIIE	DUB	7.5500	2/18/2022	MXN	765,000	—	0	0

See accompanying notes

23

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Counterparty	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Pay	6-M GBP-LIBOR	HUB	3.6130	8/29/2022	GBP	363,500	$—	$4,200	$4,200
Pay	6-M CHF-LIBOR	GST	2.5900	10/16/2022	CHF	960,000	—	5,513	5,513
Pay	6-M CHF-LIBOR	GST	2.5400	11/9/2022	CHF	1,889,000	—	11,525	11,525
Pay	3-M USD-LIBOR	BRC	4.1525	11/14/2022	USD	930,500	—	15,744	15,744
Pay	6-M CHF-LIBOR	FBF	1.9900	2/11/2023	CHF	803,500	—	2,661	2,661
Receive	6-M EUR-LIBOR	DUB	1.0000	2/11/2023	EUR	232,000	—	(1,359)	(1,359)
Pay	6-M CHF-LIBOR	FBF	1.9800	2/12/2023	CHF	806,000	—	2,224	2,224
Pay	6-M CHF-LIBOR	UAG	1.9950	2/13/2023	CHF	412,000	—	1,466	1,466
Pay	6-M CHF-LIBOR	FBF	2.0000	2/15/2023	CHF	806,000	—	3,018	3,018
Pay	6-M CHF-LIBOR	UAG	1.9775	2/28/2023	CHF	407,000	—	773	773
Pay	6-M CHF-LIBOR	FBF	1.7400	4/10/2023	CHF	156,000	—	(2,048)	(2,048)
Pay	6-M CHF-LIBOR	UAG	1.7900	4/16/2023	CHF	291,000	—	(3,092)	(3,092)
Receive	6-M EUR-LIBOR	BRC	1.0000	4/16/2023	EUR	193,500	—	1,410	1,410
Pay	1-M MXN-TIIE	BRC	6.9000	5/18/2023	MXN	2,952,500	—	(9,589)	(9,589)
Pay	1-M MXN-TIIE	GST	7.0700	5/19/2023	MXN	3,487,500	—	(9,701)	(9,701)
Pay	1-M MXN-TIIE	BRC	7.0400	5/19/2023	MXN	3,188,000	—	(9,132)	(9,132)
Pay	3-M ZAR-JIBAR	BRC	8.5600	5/29/2023	ZAR	2,847,000	—	(6,258)	(6,258)
Pay	3-M ZAR-JIBAR	BRC	8.5900	5/30/2023	ZAR	3,323,500	—	(7,039)	(7,039)
Pay	3-M ZAR-JIBAR	BRC	9.1100	6/7/2023	ZAR	3,421,500	—	(2,498)	(2,498)
Pay	1-M MXN-TIIE	JPM	6.1050	8/14/2023	MXN	1,461,000	—	(3,996)	(3,996)
Pay	1-M MXN-TIIE	BRC	6.1300	8/15/2023	MXN	1,518,000	—	(3,998)	(3,998)
Pay	6-M CHF-LIBOR	FBF	2.5750	9/13/2023	CHF	754,000	—	20,182	20,182
Receive	6-M NOK-NIBOR	BRC	1.0000	9/19/2023	NOK	3,190,000	—	(7,459)	(7,459)
Receive	6-M NOK-NIBOR	JPM	1.0000	9/19/2023	NOK	5,640,000	—	(12,005)	(12,005)
Pay	3-M SEK-LIBOR	BRC	3.6150	9/19/2023	SEK	2,962,000	—	6,030	6,030
Receive	6-M NOK-NIBOR	GST	1.0000	9/20/2023	NOK	2,743,500	—	(6,041)	(6,041)
Pay	1-M MXN-TIIE	BRC	8.2300	9/22/2023	MXN	3,819,500	—	624	624
Pay	1-M MXN-TIIE	JPM	8.2000	9/25/2023	MXN	3,808,500	—	286	286
Receive	6-M NOK-NIBOR	BRC	1.0000	10/11/2023	NOK	8,902,000	—	(14,274)	(14,274)
Pay	6-M CHF-LIBOR	FBF	1.9900	2/11/2023	CHF	803,500	—	2,661	2,661
Receive	6-M NOK-NIBOR	BRC	1.0000	10/17/2023	NOK	11,178,500	—	(22,621)	(22,621)
Pay	3-M CAD-LIBOR	DUB	3.8250	10/23/2023	CAD	921,000	—	7,866	7,866
Pay	3-M CAD-LIBOR	DUB	3.8370	10/23/2023	CAD	931,000	—	8,399	8,399
Pay	3-M CAD-LIBOR	HUB	3.8550	10/23/2023	CAD	931,000	—	9,026	9,026
Pay	1-Year MXN-TIIE	BRC	8.3500	10/23/2023	MXN	3,924,000	—	1,660	1,660
Pay	1-Year MXN-TIIE	HUB	8.3800	10/23/2023	MXN	4,249,500	—	2,139	2,139
Pay	3-M CAD-LIBOR	DUB	3.8160	10/24/2023	CAD	755,000	—	6,169	6,169
Receive	3-M KRW-CD	BRC	1.0000	10/25/2023	KRW	498,381,0000	—	613	613
Receive	3-M KRW-CD	UAG	1.0000	10/25/2023	KRW	450,053,500	—	386	386
Pay	1-Year MXN-TIIE	BRC	8.5300	10/25/2023	MXN	4,013,000	—	3,600	3,600
Receive	3-M NZD-BBR	DUB	1.0000	10/25/2023	NZD	3,185,000	—	(4,276)	(4,276)
Receive	6-M NOK-NIBOR	BRC	1.0000	11/11/2023	NOK	5,486,500	—	(9,192)	(9,192)
Receive	6-M NOK-NIBOR	BRC	1.0000	11/13/2023	NOK	8,427,000	—	(23,456)	(23,456)
Pay	3-M ZAR-JIBAR	BRC	9.4000	11/19/2023	ZAR	9,805,000	—	(1,495)	(1,495)
Receive	6-M NOK-NIBOR	BRC	1.0000	11/19/2023	NOK	5,822,000	—	(6,816)	(6,816)
Pay	3-M ZAR-JIBAR	BRC	9.4300	11/20/2023	ZAR	3,421,000	—	(260)	(260)
Pay	1-M MXN-TIIE	DUB	8.7470	11/22/2023	MXN	5,103,000	—	7,238	7,238
Pay	1-Year MXN-TIIE	DUB	8.7530	11/23/2023	MXN	7,355,000	—	10,540	10,540
Pay	1-Year MXN-TIIE	DUB	8.4600	11/28/2023	MXN	4,707,000	—	3,025	3,025
Pay	1-Year MXN-TIIE	DUB	8.5980	11/29/2023	MXN	596,000	—	600	600
Pay	1-Year MXN-TIIE	DUB	8.6000	12/1/2023	MXN	421,000	—	424	424
Pay	3-M ZAR-JIBAR	BRC	9.6700	12/2/2023	ZAR	2,957,000	—	1,560	1,560
Pay	3-M CAD-LIBOR	GST	4.1730	12/18/2023	CAD	976,000	—	19,891	19,891
Pay	3-M CAD-LIBOR	DUB	4.2150	12/19/2023	CAD	451,000	—	9,903	9,903
Receive	3-M KRW-CD	BRC	1.0000	12/20/2023	KRW	502,756,500	—	(3,552)	(3,552)
Receive	3-M KRW-CD	BRC	1.0000	12/24/2023	KRW	692,673,000	—	(4,887)	(4,887)
Pay	3-M CAD-LIBOR	HUB	4.2550	1/2/2024	CAD	621,500	—	14,363	14,363
Pay	3-M CAD-LIBOR	GST	4.0695	1/10/2024	CAD	476,500	—	7,533	7,533
Pay	3-M ZAR-JIBAR	JPM	9.7100	1/30/2024	ZAR	4,663,500	—	2,607	2,607
Pay	3-M ZAR-JIBAR	BRC	9.7300	2/4/2024	ZAR	2,918,500	—	1,761	1,761
Receive	6-M CHF-LIBOR	GST	1.0000	10/17/2024	CHF	999,000	—	(3,138)	(3,138)
Pay	6-M CHF-LIBOR	GST	2.6725	11/8/2024	CHF	1,980,000	—	(7,604)	(7,604)
Pay	6-M CHF-LIBOR	UAG	1.7100	11/27/2024	CHF	826,000	—	(19,295)	(19,295)

See accompanying notes

24

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Counterparty	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Pay	6-M CHF-LIBOR	UAG	1.6900	12/3/2024	CHF	407,000	$—	$7,243	$7,243
Pay	3-M USD-LIBOR	GST	4.5700	11/5/2025	USD	777,000	—	3,804	3,804
Receive	3-M ZAR-JIBAR	JPM	1.0000	2/19/2026	ZAR	3,138,000	—	212	212
Receive	3-M ZAR-JIBAR	JPM	1.0000	2/20/2026	ZAR	3,175,000	—	(2,066)	(2,066)
Receive	3-M ZAR-JIBAR	HUB	1.0000	2/22/2026	ZAR	3,017,000	—	(1,636)	(1,636)
Receive	6-M CHF-LIBOR	FBF	1.0000	9/13/2028	CHF	856,500	—	(7,445)	(7,445)
Pay	1-M MXN-TIIE	DUB	9.8100	9/20/2028	MXN	1,094,500	—	199	199
Pay	1-M MXN-TIIE	HUB	9.8100	9/20/2028	MXN	6,268,000	—	1,142	1,142
Pay	1-M MXN-TIIE	DUB	9.8600	9/21/2028	MXN	3,283,500	—	901	901
Pay	1-M MXN-TIIE	DUB	10.1300	10/23/2028	MXN	1,897,000	—	(1,404)	(1,404)
Pay	1-Year MXN-TIIE	DUB	10.1450	10/25/2028	MXN	4,377,000	—	3,313	3,313
Pay	3-M ZAR-JIBAR	BRC	10.6500	11/25/2028	ZAR	9,624,000	—	13,472	13,472
Pay	3-M ZAR-JIBAR	BRC	10.8500	1/23/2029	ZAR	7,799,000	—	13,318	13,318
Pay	3-M ZAR-JIBAR	DUB	10.9100	1/24/2029	ZAR	2,652,000	—	(37,318)	(37,318)
Pay	6-M JPY-LIBOR	FBF	3.0650	2/12/2032	JPY	28,000,000	—	5,562	5,562
Pay	3-M ZAR-JIBAR	BRC	9.6700	6/12/2033	ZAR	4,203,500	—	(940)	(940)
Receive	6-M GBP-LIBOR	FBF	1.0000	8/28/2033	GBP	319,000	—	(3,339)	(3,339)
Pay	1-M MXN-TIIE	DUB	9.9250	9/13/2033	MXN	2,663,000	—	1,599	1,599
Pay	1-M MXN-TIIE	DUB	9.9540	9/14/2033	MXN	3,940,500	—	2,705	2,705
Pay	1-M MXN-TIIE	DUB	9.9500	9/21/2033	MXN	1,824,000	—	1,209	1,209
Pay	3-M USD-LIBOR	GST	4.4400	11/5/2033	USD	2,026,000	—	12,350	12,350
Receive	3-M ZAR-JIBAR	BRC	1.0000	11/14/2033	ZAR	2,663,000	—	(3,003)	(3,003)
Pay	1-Year MXN-TIIE	DUB	10.3000	11/14/2033	MXN	1,330,500	—	2,239	2,239
Receive	3-M ZAR-JIBAR	DUB	1.0000	11/15/2033	ZAR	1,277,000	—	(1,440)	(1,440)
Receive	3-M ZAR-JIBAR	JPM	1.0000	2/26/2034	ZAR	2,551,500	—	331	331
Receive	6-M JPY-LIBOR	FBF	1.0000	2/12/2037	JPY	33,000,000	—	(4,145)	(4,145)
Receive	6-M JPY-LIBOR	BRC	0.6020	7/4/2043	JPY	8,910,000	—	2,638	2,638
Receive	6-M GBP-LIBOR	BRC	1.0000	1/22/2044	GBP	160,500	—	(2,348)	(2,348)
Receive	6-M CHF-LIBOR	UAG	1.0000	11/27/2044	CHF	335,500	—	6,853	6,853
Receive	6-M CHF-LIBOR	UAG	1.0000	12/3/2044	CHF	161,000	—	(2,512)	(2,512)

							$4,675	$(501,459)	$(496,784)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes

25

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

Purchased options outstanding on February 28, 2014:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay / Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
OTC 10-Year IRS	DUB	3-M USD-LIBOR	Receive	2.6100	4/3/2014	2,200,000	$2,735	$4,840	$(2,105)
OTC 30-Year IRS	CBK	3-M USD-LIBOR	Receive	5.2000	7/29/2016	1,200,000	23,326	51,868	(28,542)
OTC 10-Year IRS	BOA	3-M USD-LIBOR	Receive	2.4000	5/14/2019	4,100,000	2,517	10,660	(8,143)

							$28,578	$67,368	$(38,790)

European Interest Rate Swaptions

Description	Counter party	Floating Rate Index	Pay / Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Call - IRS USD	FBF	3M USD-LIBOR	Receive	1.6500	4/29/2014	1,502,500	$57	$5,409	$(5,352)
Call - IRS ZAR	FBF	3M ZAR-JIBOR	Receive	5.5000	6/11/2014	8,047,500	20	650	(630)
Call - IRS ZAR	BNP	3M ZAR-JIBOR	Receive	5.5000	6/17/2014	9,527,000	28	2,321	(2,293)
Call - IRS ZAR	GST	3M ZAR-JIBOR	Receive	5.5000	6/17/2014	13,010,500	38	2,122	(2,084)
Call - IRS ZAR	GST	3M ZAR-JIBOR	Receive	5.5000	6/23/2014	4,336,500	15	563	(548)
Call - IRS ZAR	JPM	3M ZAR-JIBOR	Receive	7.0000	8/8/2014	3,595,500	513	5,201	(4,688)
Call - IRS ZAR	GST	3M ZAR-JIBOR	Receive	5.6000	9/12/2014	18,518,000	225	4,337	(4,112)
Call - IRS ZAR	GST	3M ZAR-JIBOR	Receive	5.6000	9/25/2014	18,518,000	238	4,337	4,099)
Call - IRS GBP	DUB	6M GBP-LIBOR	Receive	1.4750	7/6/2015	2,187,000	11,781	21,644	(9,863)
Call - IRS GBP	BRC	6M GBP-LIBOR	Receive	1.3470	4/18/2016	1,093,500	3,451	5,313	(1,862)
Call - IRS GBP	GST	6M GBP-LIBOR	Receive	1.5625	5/16/2016	950,000	27	12,982	(12,955)
Call - IRS JPY	FBF	6M JPY-LIBOR	Receive	0.8000	4/10/2018	490,429,000	35,185	35,881	(696)
Call - IRS JPY	FBF	6M JPY-LIBOR	Receive	0.8000	4/11/2018	247,524,500	17,758	18,400	(642)
Call - IRS JPY	FBF	6M JPY-LIBOR	Receive	0.7500	5/29/2018	190,000,000	11,851	5,940	5,911
Call - IRS USD	DUB	3M USD-LIBOR	Receive	4.6600	9/26/2023	1,401,500	55,861	49,893	5,968
Call - IRS USD	DUB	3M USD-LIBOR	Receive	4.0000	2/26/2024	2,304,000	113,093	109,210	3,883
Put - IRS USD	JPM	3M USD-LIBOR	Pay	0.8000	3/3/2014	6,947,000	—	30,914	(30,914)
Put - IRS USD	JPM	3M USD-LIBOR	Pay	1.2000	3/17/2014	3,712,000	53	27,840	(27,787)
Put - IRS USD	BRC	3M USD-LIBOR	Pay	2.0500	5/21/2014	3,850,500	8,660	33,114	(24,454)
Put - IRS USD	UAG	3M USD-LIBOR	Pay	2.0500	5/21/2014	3,990,500	8,975	34,418	(25,443)
Put - IRS JPY	FBF	6M JPY-LIBOR	Pay	2.0000	6/6/2014	41,000,000	615	12,699	(12,084)
Put - IRS USD	FBF	3M USD-LIBOR	Pay	2.6000	7/14/2014	3,861,500	12,555	23,652	(11,097)
Put - IRS USD	BRC	3M USD-LIBOR	Pay	2.6000	7/14/2014	1,931,000	6,278	12,069	(5,791)
Put - IRS JPY	FBF	6M JPY-LIBOR	Pay	0.9100	7/31/2014	78,141,000	5,517	7,968	(2,451)
Put - IRS USD	JPM	3M USD-LIBOR	Pay	1.5000	8/27/2014	3,267,500	1,396	14,494	(13,098)
Put - IRS USD	DUB	3M USD-LIBOR	Pay	1.0000	9/24/2014	14,014,500	24,667	79,000	(54,333)
Put - IRS USD	JPM	3M USD-LIBOR	Pay	1.0000	10/2/2014	7,254,000	14,050	37,267	(23,217)
Put - IRS KRW	DUB	3M KRW-KSDA	Pay	3.0500	10/13/2014	1,838,154,000	8,114	5,018	3,096
Put - IRS JPY	FBF	6M JPY-LIBOR	Pay	0.8225	12/10/2014	109,500,000	4,492	9,541	(5,049)
Put - IRS USD	FBF	3M USD-LIBOR	Pay	3.8000	7/1/2015	4,404,500	42,488	101,083	(58,595)
Put - IRS USD	FBF	3M USD-LIBOR	Pay	4.3000	8/24/2015	1,442,500	5,582	20,483	(14,901)
Put - IRS USD	FBF	3M USD-LIBOR	Pay	4.2600	1/19/2016	423,000	19,870	28,210	(8,340)
Put - IRS GBP	FBF	6M GBP-LIBOR	Pay	2.4300	2/18/2016	3,661,500	61,410	66,642	(5,232)
Put - IRS GBP	FBF	6M GBP-LIBOR	Pay	2.3700	2/19/2016	3,661,500	64,249	65,480	(1,231)
Put - IRS GBP	GST	6M GBP-LIBOR	Pay	3.6300	11/21/2016	2,639,000	189,299	199,943	(10,644)
Put - IRS GBP	DUB	6M GBP-LIBOR	Pay	4.2500	1/23/2017	1,502,500	63,989	65,717	(1,728)
Put - IRS JPY	FBF	6M JPY-LIBOR	Pay	0.5000	2/20/2017	732,309,500	27,970	26,482	1,488
Put - IRS JPY	BRC	6M JPY-LIBOR	Pay	0.5000	2/20/2017	549,232,000	20,977	21,633	(656)
Put - IRS JPY	BRC	6M JPY-LIBOR	Pay	0.5000	2/20/2017	183,077,500	6,968	7,211	(243)
Put - IRS USD	DUB	3M USD-LIBOR	Pay	4.6000	2/12/2019	1,098,000	85,145	98,820	(13,675)
Put - IRS JPY	BRC	6M JPY-LIBOR	Pay	1.7000	2/13/2019	122,211,000	16,496	33,390	(16,894)
Put - IRS JPY	BRC	6M JPY-LIBOR	Pay	1.7000	2/13/2019	124,689,500	27,740	34,274	(6,534)
Put - IRS EUR	DUB	6M EUR-EURIBOR	Pay	3.0000	12/16/2020	452,000	71,916	79,494	(7,578)
Put - IRS USD	DUB	3M USD-LIBOR	Pay	5.5875	1/7/2021	741,500	31,576	38,558	(6,982)
Put - IRS EUR	FBF	6M EUR-EURIBOR	Pay	3.1220	1/21/2021	751,500	110,214	121,259	(11,045)
Put - IRS USD	FBF	3M USD-LIBOR	Pay	4.5000	6/6/2023	583,000	46,903	44,600	2,303
Put - IRS USD	FBF	3M USD-LIBOR	Pay	4.5000	6/7/2023	399,000	32,098	30,524	1,574
Put - IRS USD	FBF	3M USD-LIBOR	Pay	4.6000	7/3/2023	418,500	31,679	27,621	4,058

See accompanying notes

26

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

Description	Counter party	Floating Rate Index	Pay / Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Put - IRS USD	FBF	3M USD-LIBOR	Pay	4.5000	9/25/2023	700,500	$55,952	$59,613	$(3,661)
Put - IRS USD	DUB	3M USD-LIBOR	Pay	4.6600	9/26/2023	1,401,500	48,654	49,893	(1,239)
Put - IRS EUR	DUB	6M EUR-EURIBOR	Pay	3.0000	12/18/2023	452,000	71,769	76,436	(4,667)
Put - IRS EUR	DUB	6M EUR-EURIBOR	Pay	3.0000	12/18/2023	452,000	71,769	75,492	(3,723)
Put - IRS GBP	DUB	6M GBP-LIBOR	Pay	3.7950	9/26/2028	2,102,500	195,546	208,614	(13,068)
Put - IRS GBP	BRC	6M GBP-LIBOR	Pay	3.8175	9/26/2028	2,803,000	257,308	279,464	(22,156)
Put - IRS GBP	DUB	6M GBP-LIBOR	Pay	3.7950	9/26/2028	701,000	65,197	66,902	(1,705)

							$2,068,277	$2,540,035	$(471,758)

OTC European Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Call - OTC GBP versus USD	JPM	$1.66	3/3/2014	1,464,500	$14,679	$19,241	$4,562
Call - OTC USD versus CAD	GST	1.07	3/3/2014	1,111,500	46,350	39,216	(7,134)
Call - OTC USD versus CAD	HUB	1.07	3/3/2014	1,111,500	42,348	39,216	(3,132)
Put - OTC GBP versus USD	JPM	1.66	3/3/2014	1,464,500	15,289	299	(14,990)
Put - OTC USD versus EUR	GST	0.74	3/3/2014	2,223,000	32,122	39,754	7,632
Put - OTC USD versus CAD	JPM	1.07	3/3/2014	1,111,500	611	—	(611)
Put - OTC USD versus CAD	HUB	1.07	3/3/2014	1,111,500	1,112	—	(1,112)
Put - OTC EUR versus GBP	BRC	0.82	3/4/2014	1,098,500	8,992	807	(8,185)
Call - OTC EUR versus NOK	HUB	8.5000	3/6/2014	766,500	14,475	63	(14,411)
Put - OTC NOK versus SEK	UAG	1.05	3/6/2014	4,598,500	10,160	106	(10,054)
Put - OTC EUR versus GBP	BRC	0.8100	3/7/2014	31,500	5,949	13	(5,936)
Put - OTC EUR versus CAD	BRC	1.45	3/10/2014	924,000	11,491	11	(11,480)
Call - OTC EUR versus USD	DUB	1.3783	3/13/2014	556,000	10,736	5,246	(5,490)
Put - OTC EUR versus USD	DUB	1.38	3/13/2014	556,000	11,425	3,067	(8,358)
Put - OTC EUR versus RUB	GST	44.90	3/14/2014	741,000	6,574	1	(6,573)
Put - OTC USD versus MXN	JPM	13.14	3/26/2014	1,160,000	8,787	5,350	(3,437)
Put - OTC USD versus MXN	JPM	12.5700	3/28/2014	1,088,000	15,694	112	(15,582)
Put - OTC EUR versus GBP	DUB	0.8125	4/4/2014	35,000	6,186	48,151	41,965
Put - OTC EUR versus NOK	DUB	7.8000	4/8/2014	39,500	2,551	—	(2,551)
Put - OTC EUR versus USD	DUB	1.3040	4/11/2014	80,500	15,383	25	(15,358)
Put - OTC EUR versus NOK	BRC	7.8175	4/15/2014	40,000	4,618	—	(4,618)
Put - OTC EUR versus USD/ USD versus MXN	GST	0.01	4/16/2014	41,000	5,355	262	(5,093)
Call - OTC EUR versus BRL	GST	3.1100	4/17/2014	330,000	15,818	24,464	8,646
Call - OTC NZD versus JPY	DUB	84.50	5/1/2014	94,000	6,272	14,473	8,201
Call - OTC NZD versus JPY	DUB	83.00	5/1/2014	3,477,500	34,720	94,711	59,991
Put - OTC EUR versus AUD	GST	1.4215	5/2/2014	2,455,375	67,010	847	(66,163)
Call - OTC USD versus CAD	BRC	1.0450	5/2/2014	1,470,000	27,019	84,359	57,340
Put - OTC USD versus CAD	BRC	1.0450	5/2/2014	1,470,000	27,019	417	(26,602)
Call - OTC USD versus EUR	GST	0.74	5/3/2014	2,223,000	32,122	4	(32,118)
Call - OTC USD versus CAD	DUB	1.0436	5/5/2014	1,489,500	30,088	87,462	57,374
Put - OTC USD versus CAD	DUB	1.0436	5/5/2014	1,489,500	24,145	426	(23,719)
Call - OTC NOK versus SEK	UAG	1.07	5/5/2014	269,000	6,033	16,792	10,759
Call - OTC USD versus SEK	BRC	6.41	5/9/2014	1,525,000	30,165	22,558	(7,607)
Put - OTC USD versus SEK	BRC	6.41	5/9/2014	1,525,000	25,590	22,988	(2,602)
Call - OTC NOK versus SEK	HUB	1.0950	5/23/2014	2,231,000	5,300	1,333	(3,967)
Call - OTC AUD versus USD	BRC	0.8960	5/23/2014	1,445,000	25,201	17,291	(7,910)
Call - OTC EUR versus USD	BRC	1.38	5/23/2014	1,500,000	24,102	29,993	5,891
Put - OTC AUD versus CAD	BRC	0.90	5/23/2014	1,445,000	22,762	28,869	6,107
Put - OTC EUR versus USD	BRC	1.38	5/23/2014	1,500,000	28,634	22,920	(5,714)
Put - OTC EUR versus USD	DUB	1.48	5/23/2014	40,500	7,905	8,035	130
Put - OTC NOK versus SEK	BRC	1.03	6/4/2014	3,661,000	9,313	2,046	(7,267)
Put - OTC USD versus MXN	FBF	12.9000	6/9/2014	53,500	6,955	53,457	46,502
Call - OTC EUR versus CAD	BRC	1.4285	6/10/2014	41,000	7,350	642	(6,708)
Call - OTC EUR versus CAD	DUB	1.4275	6/11/2014	41,000	8,357	594	(7,763)
Put - OTC USD versus MXN	BRC	12.6650	6/12/2014	28,000	3,710	12,412	8,702
Put - OTC EUR versus GBP	FBF	0.8110	6/17/2014	58,500	11,923	370	(11,553)
Put - OTC USD versus MXN	DUB	12.88	6/24/2014	751,500	6,651	4,861	(1,790)

See accompanying notes

27

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Call - OTC USD versus JPY/ USD versus BRL	BRC	$2.1800	6/25/2014	18,000	$2,205	$615	$(1,590)
Put - OTC USD versus MXN	DUB	12.69	7/14/2014	741,500	7,964	3,390	(4,574)
Put - OTC EUR versus USD	BRC	1.34	7/22/2014	1,565,000	31,567	15,203	(16,364)
Put - OTC EUR versus MXN	UAG	17.40	7/24/2014	52,000	12,058	8,369	(3,689)
Call - OTC AUD versus NZD	HUB	1.1150	7/29/2014	60,500	4,739	6,465	1,725
Call - OTC EUR versus GBP/ EUR versus HUF	GST	0.8290	7/30/2014	41,000	7,866	5,388	(2,478)
Call - OTC EUR versus NOK/ EUR versus AUD	GST	8.33	7/31/2014	41,000	8,895	8,546	(349)
Put - OTC EUR versus GBP	BRC	0.82	7/31/2014	41,000	7,053	373	(6,680)
Put - OTC USD versus BRL	GST	2.3400	8/1/2014	830,000	17,463	11,536	(5,927)
Call - OTC NOK versus SEK	UAG	1.07	8/4/2014	744,500	15,979	31,856	15,877
Call - OTC EUR versus USD/ USD versus MXN	DUB	0.01	8/8/2014	108,500	14,539	10,909	(3,630)
Call - OTC PLN versus SEK	JPM	2.11	8/13/2014	3,051,000	20,542	18,749	(1,793)
Put - OTC EUR versus GBP	DUB	0.81	8/14/2014	37,000	5,953	2	(5,951)
Call - OTC NOK versus SEK	GST	1.1150	8/19/2014	3,824,000	12,626	2,689	(9,937)
Put - OTC EUR versus GBP	UAG	0.81	8/19/2014	41,500	6,678	6,702	24
Put - OTC EUR versus USD	DUB	1.36	8/19/2014	952,000	18,933	19,001	68
Call - OTC USD versus AUD	DUB	0.87	8/21/2014	1,094,500	21,179	253,610	232,431
Put - OTC EUR versus NOK	BRC	8.18	8/29/2014	33,000	6,321	492	(5,829)
Put - OTC EUR versus NOK	BRC	8.27	9/2/2014	1,718,000	39,745	39,720	(25)
Put - OTC EUR versus USD	DUB	1.30	9/3/2014	40,000	7,271	7,343	72
Put - OTC EUR versus CZK	JPM	27.45	9/5/2014	766,500	16,853	16,384	(469)
Put - OTC EUR versus CZK	UAG	27.45	9/5/2014	766,500	16,932	16,384	(548)
Put - OTC USD versus KRW	FBF	1,090.0000	9/11/2014	39,500	5,372	18,042	12,670
Put - OTC USD versus KRW	UAG	1,090.0000	9/11/2014	39,500	5,728	18,320	12,592
Put - OTC USD versus KRW	UAG	1,089.0000	9/15/2014	41,000	7,175	1,248	(5,927)
Put - OTC EUR versus GBP	HUB	0.8150	10/23/2014	60,000	7,761	264	(7,497)
Put - OTC EUR versus GBP	BRC	0.8260	10/23/2014	20,000	4,545	—	(4,545)
Put - OTC EUR versus MXN	DUB	4.27	10/27/2014	50,000	9,708	9,143	(565)
Call - OTC AUD versus NZD	DUB	1.1190	10/29/2014	62,500	6,209	8,786	2,577
Put - OTC USD versus MXN	DUB	12.95	10/31/2014	42,000	4,053	11,063	7,010
Put - OTC USD versus JPY	DUB	109.7000	11/10/2014	40,500	3,929	37,982	34,053
Put - OTC BRL versus USD versus JPY	GST	2.07/82.75	12/2/2014	20,000	2,080	465	(1,615)
Put - OTC EUR versus CZK	UAG	27.45	12/12/2014	766,500	19,450	20,534	1,084
Call - OTC EUR versus CZK	UAG	27.45	12/15/2014	685,500	16,465	18,468	2,003
Put - OTC USD versus MXN	BRC	12.50	1/9/2015	61,500	9,133	172	(8,961)
Call - OTC USD versus MXN/ USD versus KRW	UAG	0.01	1/14/2015	42,500	6,248	3,797	(2,451)
Put - OTC USD versus MXN	BRC	12.48	1/19/2015	59,500	8,925	374	(8,551)

					$1,205,193	$1,385,648	$180,455

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Call - 10-Yr US Treasury Note Future Option	$124.500	3/15/2014	29	$15,749.99	$15,749.99	$—
Put - 10-Yr Japan Govt. Bond Future Option	144.500	3/15/2014	2	4,115.03	4,126.95	12
Put - 10-Yr US Treasury Note Future Option	124.500	3/15/2014	29	19,484.42	16,312.50	(3,172)
Put - Euro Bund April Future Option	142.000	3/21/2014	15	13,556.25	6,750.00	(6,806)
Put - Euro Dual Digital Future Option	0.010	5/13/2014	60,500	7,947.53	8,384.72	437
Call - Eurodollar Future Option	99.750	12/15/2014	135	12,043.86	8,437.50	(3,606)
Put - 3-M Euribor Interest Rate Future	98.875	6/15/2015	60	37,500	4,875.00	(32,625)
Put - Eurodollar Future Option	99.250	9/15/2015	40	33,000.00	27,000.00	(6,000)

				$143,397	$91,637	$(51,760)

See accompanying notes

28

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

Written options outstanding on February 28, 2014:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount	Fair Value	Premiums	Unrealized Appreciation (Depreciation)
Put - OTC 5-Year IRS	GLM	3-M USD-LIBOR	Pay	2.0000	1/27/2014	2,000,000	$(2,138)	$(8,800)	$6,662
Call - OTC 5-Year IRS	GLM	3-M USD-LIBOR	Pay	1.4000	1/27/2014	2,000,000	(3,784)	(4,800)	1,016
Put - OTC 5-Year IRS	MSC	3-M USD-LIBOR	Pay	1.8000	1/27/2014	10,700,000	(24,396)	(33,973)	9,577
Call - OTC 5-Year IRS	MSC	3-M USD-LIBOR	Pay	1.3000	1/27/2014	10,700,000	(8,571)	(12,840)	4,269
Put - OTC 5-Year IRS	BRC	3-M USD-LIBOR	Pay	1.7950	1/31/2014	1,320,000	(16,072)	(17,510)	1,438
Put - OTC 5-Year IRS	DUB	3-M USD-LIBOR	Pay	1.7950	1/31/2014	1,280,000	(15,585)	(15,166)	(419)
Put - OTC 10-Year IRS	CBK	3-M USD-LIBOR	Pay	3.1000	3/3/2014	1,600,000	(15,875)	(17,800)	1,925
Call - OTC 10-Year IRS	CBK	3-M USD-LIBOR	Pay	2.6500	3/3/2014	1,600,000	(7,213)	(7,055)	(158)
Put - OTC 10-Year IRS	BOA	3-M USD-LIBOR	Pay	3.9000	5/19/2014	4,100,000	(16,245)	(13,319)	(2,926)
Put - OTC 5-Year IRS	CBK	3-M USD-LIBOR	Pay	5.2000	7/29/2016	4,600,000	(43,943)	(57,480)	13,537

							$(153,822)	$(188,743)	$34,921

OTC European Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Call - OTC USD versus BRL	GLM	3.1500	2/7/2014	(830,000)	$(15,073)	$(2,425)	$12,648
Call - OTC USD versus CAD	GST	1.07	3/3/2014	(2,223,000)	(32,122)	(78,432)	(46,310)
Call - OTC USD versus EUR	BRC	1.36	3/3/2014	(1,111,500)	(5,257)	—	5,257
Call - OTC USD versus EUR	BRC	0.74	3/3/2014	(1,111,500)	(6,402)	—	6,402
Call - OTC EUR versus GBP	BRC	0.83	3/4/2014	(1,098,500)	(5,870)	(2,180)	3,689
Call - OTC EUR versus NOK	HUB	8.69	3/6/2014	(1,533,000)	(14,475)	(4)	14,470
Call - OTC EUR versus GBP	DUB	0.84	3/13/2014	(556,000)	(10,2670)	(429)	9,841
Call - OTC ECAL FN	BOA	105.53	4/3/2014	(4,400,000)	(5,844)	(4,235)	1,608
Call - OTC EUR versus BRL	GST	3.2900	4/17/2014	(330,000)	(8,236)	(7,357)	879
Call - OTC NZD versus JPY	DUB	85.00	5/1/2014	(3,477,500)	(19,820)	(55,223)	(35,403)
Call - OTC EUR versus AUD	GST	1.4800	5/2/2014	(2,455,375)	(53,127)	(169,065)	(115,938)
Call - OTC USD versus CAD	HUB	1.05	5/2/2014	(1,470,000)	(39,690)	(84,359)	(44,669)
Call - OTC USD versus CAD	FBF	1.04	5/5/2014	(1,489,500)	(51,140)	(87,462)	(36,321)
Call - OTC EUR versus GBP	BRC	0.83	5/22/2014	(1,500,000)	(25,050)	(25,750)	(700)
Call - OTC AUD versus CAD	BRC	0.99	5/23/2014	(1,445,000)	(23,727)	(15,503)	8,224
Call - OTC NOK versus SEK	HUB	1.1450	5/23/2014	(2,231,000)	(1,983)	(141)	1,842
Call - OTC EUR versus USD	BRC	1.40	7/22/2014	(1,565,000)	(15,093)	(24,038)	(8,945)
Call - OTC PLN versus SEK	JPM	2.21	8/13/2014	(3,051,000)	(5,261)	(3,781)	1,480
Call - OTC EUR versus USD	DUB	1.41	8/19/2014	(952,000)	(11,889)	(11,932)	(43)
Call - OTC NOK versus SEK	GST	1.1650	8/19/2014	(3,824,000)	(4,872)	(700)	4,172
Call - OTC USD versus CAD	DUB	1.15	8/22/2014	(1,532,000)	(18,553)	(13,183)	5,370
Call - OTC EUR versus NOK	BRC	8.60	9/2/2014	(1,718,000)	(21,806)	(21,793)	13
Put - OTC USD versus CAD	GST	1.07	3/3/2014	(2,223,000)	(32,122)	—	32,122
Put - OTC USD versus EUR	BRC	0.74	3/3/2014	(1,111,500)	(12,993)	(19,724)	(6,730)
Put - OTC EUR versus GBP	BRC	0.81	3/6/2014	(1,098,500)	(2,432)	(6)	2,426
Put - OTC NOK versus SEK	UAG	1.03	3/6/2014	(9,197,000)	(10,160)	(3)	10,157
Put - OTC EUR versus GBP	HUB	0.81	3/7/2014	(31,500)	(9,315)	(13)	9,302
Put - OTC EUR versus CAD	BRC	1.40	3/10/2014	(1,108,500)	(3,755)	—	3,755
Put - OTC EUR versus GBP	DUB	0.84	3/13/2014	(556,000)	(9,964)	(14,162)	(4,198)
Put - OTC EUR versus RUB	GST	44.10	3/14/2014	(1,482,000)	(5,616)	—	5,616
Put - OTC USD versus EUR	BRC	0.74	3/15/2014	(1,111,500)	(16,406)	(19,724)	(3,318)
Put - OTC USD versus PLN	HUB	3.01	3/26/2014	(1,502,500)	(9,353)	(11,565)	(2,212)
Put - OTC USD versus NZD	FBF	0.8550	3/28/2014	(1,088,000)	(13,959)	—	13,959
Put - OTC EUR versus BRL	GST	2.9600	4/17/2014	(330,000)	(5,731)	(79)	5,652
Put - OTC EUR versus AUD	GST	1.3500	5/2/2014	(2,455,375)	(16,869)	(61)	16,808
Put - OTC USD versus CAD	HUB	1.05	5/2/2014	(1,470,000)	(11,613)	(417)	11,196
Put - OTC USD versus CAD	FBF	1.04	5/5/2014	(1,489,500)	(10,450)	(426)	10,024
Put - OTC EUR versus GBP	BRC	0.83	5/22/2014	(1,500,000)	(27,234)	(24,572)	2,661
Put - OTC AUD versus CAD	BRC	0.99	5/23/2014	(1,445,000)	(19,762)	(27,674)	(7,912)
Put - OTC NOK versus SEK	HUB	1.0240	5/23/2014	(2,231,000)	(3,317)	(683)	2,634
Put - OTC NOK versus SEK	BRC	1.01	6/4/2014	(7,322,000)	(9,313)	(1,575)	7,738
Put - OTC USD versus SEK	DUB	6.20	6/24/2014	(751,500)	(6,358)	(4,716)	1,642

See accompanying notes

29

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Put - OTC USD versus KRW	HUB	1,039.00	7/14/2014	(927,000)	$(7,360)	$(4,404)	$2,956
Put - OTC EUR versus USD	BRC	1.30	7/22/2014	(1,565,000)	(15,072)	(64)	15,008
Put - OTC PLN versus SEK	JPM	2.04	8/13/2014	(3,051,000)	(15,281)	(8,004)	7,277
Put - OTC EUR versus USD	DUB	1.30	8/19/2014	(952,000)	(6,075)	(6,097)	(22)
Put - OTC NOK versus SEK	GST	1.0625	8/19/2014	(3,824,000)	(8,545)	(11,877)	(3,332)
Put - OTC EUR versus NOK	BRC	8.08	9/2/2014	(1,718,000)	(19,196)	(19,182)	14
Put - OTC EUR versus CZK	UAG	27.05	9/5/2014	(1,763,000)	(15,710)	(15,900)	(190)
Put - OTC EUR versus CZK	JPM	27.05	9/5/2014	(1,717,000)	(16,853)	(15,485)	1,368
Put - OTC EUR versus CZK	UAG	27.12	12/12/2014	(1,916,250)	(18,396)	(26,283)	(7,887)
Put - OTC EUR versus CZK	UAG	27.00	12/15/2014	(1,576,500)	(15,643)	(21,843)	(6,201)

					$(770,413)	$(862,532)	$(92,120)

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Call - 10-Yr Japan Govt. Bond Future Option	145.500	3/15/2014	3.00	$(2,939)	$(2,948)	$(9)
Call - 10-Yr US Treasury Note Future Option	125.000	3/15/2014	62.00	(20,253)	(22,281)	(2,028)
Call - 10-Yr US Treasury Note Future Option	126.000	3/15/2014	80.00	(34,882)	(41,250)	(6,368)
Put - 10-Yr Japan Govt. Bond Future Option	143.500	3/15/2014	2.00	(1,372)	(1,376)	(4)
Put - 10-Yr US Treasury Note Future Option	122.500	3/15/2014	62.00	(13,471)	(4,844)	8,627
Put - 10-Yr US Treasury Note Future Option	121.000	3/15/2014	80.00	(48,575)	(16,250)	32,325
Put - Euro Bund April Future Option	140.500	4/15/2014	15.00	(6,000)	(1,650)	4,350
Call - Euro Bund April Future Option	144.000	4/15/2014	15.00	(6,750)	(2,700)	4,050
Put - Eurodollar Future Option	99.000	12/1/2014	135.00	(14,583)	(4,219)	10,364
Call - 3-M Euribor Interest Rate Future	99.625	3/16/2015	18.00	(4,350)	(6,750)	(2,400)
Put - 3-M Euribor Interest Rate Future	98.625	6/15/2015	60.00	(29,250)	(3,375)	25,875
Call - Eurodollar Future Option	99.625	9/14/2015	52.00	(9,650)	(10,725)	(1,075)
Put - Eurodollar Future Option	99.000	9/15/2015	40.00	(25,000)	(20,000)	5,000

				$(217,075)	$(138,368)	$78,707

European Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount(4)	Fair Value	Premiums	Unrealized Appreciation (Depreciation)
Call - IRS GBP	GST	6M GBP-LIBOR	Receive	0.800	5/15/2014	950,000	$(104)	$(4,773)	$4,669
Call - IRS ZAR	FBF	3M ZAR-JIBOR	Receive	5.000	6/11/2014	16,095,000	(3)	(159)	156
Call - IRS ZAR	BNP	3M ZAR-JIBOR	Receive	5.000	6/17/2014	19,054,000	(4)	(1,918)	1,914
Call - IRS ZAR	GST	3M ZAR-JIBOR	Receive	5.000	6/17/2014	26,021,000	(6)	(1,310)	1,304
Call - IRS ZAR	GST	3M ZAR-JIBOR	Receive	5.000	6/23/2014	8,673,000	(2)	(425)	423
Call - IRS ZAR	JPM	3M ZAR-JIBOR	Receive	6.500	8/8/2014	3,595,500	(90)	(3,571)	3,481
Call - IRS MXN	BRC	1M MXN-TIIE	Receive	6.100	9/12/2014	1,912,000	(831)	(1,850)	1,019
Call - IRS ZAR	GST	3M ZAR-JIBOR	Receive	5.100	9/12/2014	37,036,000	(82)	(3,731)	3,649
Call - IRS ZAR	GST	3M ZAR-JIBOR	Receive	5.100	9/25/2014	37,036,000	(89)	(3,731)	3,642
Call - IRS GBP	BRC	6M GBP-LIBOR	Receive	1.000	4/18/2016	1,093,500	(1,514)	(2,373)	859
Call - IRS JPY	FBF	6M JPY-LIBOR	Receive	0.400	4/10/2018	980,858,000	(21,725)	(23,066)	1,341
Call - IRS JPY	FBF	6M JPY-LIBOR	Receive	0.400	4/11/2018	495,049,500	(10,968)	(11,985)	1,017
Call - IRS JPY	FBF	6M JPY-LIBOR	Receive	0.350	5/29/2018	380,000,000	(6,513)	(3,341)	(3,172)
Call - IRS EUR	DUB	6M EUR- EURIBOR	Receive	3.066	9/26/2018	1,149,500	(67,978)	(50,634)	(17,344)
Call - IRS EUR	FBF	6M EUR- EURIBOR	Receive	2.773	2/26/2024	1,152,000	(741)	(73,369)	72,628
Put - IRS EUR	JPM	6M EUR- EURIBOR	Pay	0.750	3/3/2014	5,314,500	—	(28,494)	28,494
Put - IRS EUR	JPM	6M EUR- EURIBOR	Pay	1.025	3/17/2014	2,802,000	(2)	(22,822)	22,820
Put - IRS USD	FBF	3M USD-LIBOR	Pay	3.550	4/29/2014	390,500	(54)	(4,694)	4,640
Put - IRS USD	DUB	3M USD-LIBOR	Pay	3.220	5/21/2014	2,079,000	(6,337)	(38,462)	32,125
Put - IRS USD	BRC	3M USD-LIBOR	Pay	3.220	5/21/2014	2,079,000	(6,337)	(35,170)	28,833
Put - IRS USD	FBF	3M USD-LIBOR	Pay	3.080	7/14/2014	7,723,000	(11,746)	(23,555)	11,809
Put - IRS USD	BRC	3M USD-LIBOR	Pay	3.080	7/14/2014	3,862,000	(5,874)	(11,972)	6,098

See accompanying notes

30

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(4)	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Put - IRS JPY	FBF	6M JPY-LIBOR	Pay	1.410	7/31/2014	78,141,000	$(857)	$(1,571)	$714
Put - IRS USD	JPM	3M USD-LIBOR	Pay	2.250	8/27/2014	3,267,500	(419)	(6,651)	6,232
Put - IRS EUR	DUB	6M EUR-EURIBOR	Pay	0.850	9/24/2014	10,511,000	(12,654)	(75,342)	62,688
Put - IRS EUR	DUB	6M EUR-EURIBOR	Pay	0.850	9/24/2014	10,511,000	(12,654)	(75,342)	62,688
Put - IRS EUR	FBF	6M EUR-EURIBOR	Pay	0.860	10/2/2014	5,440,500	(6,913)	(39,225)	32,312
Put - IRS GBP	GST	6M GBP-LIBOR	Pay	3.030	11/19/2014	2,639,000	(104,544)	(116,014)	11,470
Put - IRS GBP	BRC	6M GBP-LIBOR	Pay	3.500	1/23/2015	751,250	(16,356)	(20,864)	4,508
Put - IRS GBP	DUB	6M GBP-LIBOR	Pay	3.500	1/30/2015	751,250	(16,912)	(15,433)	(1,479)
Put - IRS GBP	FBF	6M GBP-LIBOR	Pay	2.430	2/18/2015	3,661,500	(42,231)	(47,995)	5,764
Put - IRS GBP	FBF	6M GBP-LIBOR	Pay	2.370	2/19/2015	3,661,500	(64,249)	(46,815)	(17,434)
Put - IRS USD	FBF	3M USD-LIBOR	Pay	4.500	6/8/2015	583,000	(15,583)	(18,365)	2,782
Put - IRS USD	FBF	3M USD-LIBOR	Pay	4.500	6/8/2015	399,000	(10,665)	(12,768)	2,103
Put - IRS USD	FBF	3M USD-LIBOR	Pay	4.600	7/1/2015	418,500	(9,825)	(11,927)	2,102
Put - IRS USD	FBF	3M USD-LIBOR	Pay	5.050	8/24/2015	2,019,500	(3,897)	(16,659)	12,762
Put - IRS USD	FBF	3M USD-LIBOR	Pay	4.500	9/25/2015	700,500	(20,911)	(31,943)	11,032
Put - IRS USD	DUB	3M USD-LIBOR	Pay	5.265	1/7/2016	741,500	(7,494)	(16,313)	8,819
Put - IRS USD	FBF	3M USD-LIBOR	Pay	2.750	1/19/2016	3,805,500	(20,033)	(28,199)	8,166
Put - IRS GBP	DUB	6M GBP-LIBOR	Pay	4.000	9/26/2017	2,803,000	(99,416)	(103,173)	3,757
Put - IRS GBP	DUB	6M GBP-LIBOR	Pay	4.000	9/26/2017	701,000	(24,863)	(26,125)	1,262
Put - IRS EUR	DUB	6M EUR-EURIBOR	Pay	3.066	9/26/2018	1,149,500	(38,261)	(50,634)	12,373
Put - IRS USD	DUB	3M USD-LIBOR	Pay	5.045	2/12/2019	4,152,000	(88,758)	(98,857)	10,099
Put - IRS JPY	BRC	6M JPY-LIBOR	Pay	5.000	2/13/2019	244,422,000	(20,277)	(33,300)	13,023
Put - IRS JPY	BRC	6M JPY-LIBOR	Pay	5.000	2/13/2019	249,379,000	(341)	(34,029)	33,688
Put - IRS JPY	FBF	6M JPY-LIBOR	Pay	1.000	2/20/2019	585,847,500	(42,645)	(41,298)	(1,347)
Put - IRS JPY	BRC	6M JPY-LIBOR	Pay	1.000	2/20/2019	439,385,500	(31,984)	(32,262)	278
Put - IRS JPY	BRC	6M JPY-LIBOR	Pay	1.000	2/20/2019	146,462,000	(10,117)	(10,933)	816
Put - IRS EUR	DUB	6M EUR-EURIBOR	Pay	3.760	12/16/2020	1,905,000	(65,371)	(79,522)	14,151
Put - IRS EUR	FBF	6M EUR-EURIBOR	Pay	3.824	1/21/2021	3,140,500	(105,492)	(121,229)	15,737
Put - IRS EUR	DUB	6M EUR-EURIBOR	Pay	4.180	12/18/2023	1,957,000	(67,455)	(76,468)	9,013
Put - IRS EUR	DUB	6M EUR-EURIBOR	Pay	4.190	12/18/2023	1,957,000	(67,152)	(75,523)	8,371

							$(1,169,329)	$(1,716,184)	$546,855

European Style Credit Default Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount(4)	Fair Value	Premiums	Unrealized Appreciation (Depreciation)
Call - CDS EUR ITRAXX	CBK	6M EUR- EURIBOR	Receive	0.650	4/3/2014	(4,400,000)	$(2,001)	$(1,504)	$(497)

							$(2,001)	$(1,504)	$(497)

Forward Currency Contracts Open at February 28, 2014:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	AUD	1,097,000	3/4/2014	BRC	$—	$(10)	$(10)
Sell	AUD	204,000	3/4/2014	CBK	—	(244)	(244)
Sell	AUD	1,125,000	3/4/2014	BRC	—	(15,436)	(15,436)
Buy	AUD	689,500	4/2/2014	FBF	12,211	—	12,211
Buy	AUD	114,000	4/2/2014	BOA	—	(1,164)	(1,164)
Sell	AUD	689,500	4/2/2014	FBF	—	(1,710)	(1,710)
Sell	AUD	357,500	5/7/2014	HUB	17,852	—	17,852
Buy	AUD	2,460,000	5/12/2014	HUS	—	(4,370)	(4,370)

See accompanying notes

31

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	AUD	2,700,000	5/12/2014	HUS	$—	$(8,954)	$(8,954)
Sell	AUD	3,104,000	5/12/2014	HUS	—	(8,190)	(8,190)
Buy	AUD	511,030	5/15/2014	BRC	—	(4,142)	(4,142)
Buy	AUD	335,000	5/15/2014	BRC	—	(2,715)	(2,715)
Sell	AUD	256,714	5/15/2014	BRC	1,945	—	1,945
Sell	AUD	255,577	5/15/2014	BRC	2,553	—	2,553
Buy	AUD	315,275	5/20/2014	DUB	—	(3,115)	(3,115)
Buy	AUD	425,622	5/20/2014	DUB	—	(155)	(155)
Buy	AUD	317,111	5/20/2014	DUB	—	(1,485)	(1,485)
Sell	AUD	317,090	5/20/2014	DUB	1,504	—	1,504
Sell	AUD	527,049	5/20/2014	DUB	4,113	—	4,113
Buy	AUD	417,000	7/31/2014	BRC	1,032	—	1,032
Sell	BGN	770,000	11/28/2014	HUB	—	(10,979)	(10,979)
Buy	BRL	2,209,944	3/6/2014	BCC	25,898	—	25,898
Buy	BRL	2,188,982	3/6/2014	CBK	20,350	—	20,350
Buy	BRL	804,625	3/6/2014	BCC	4,371	—	4,371
Buy	BRL	1,794,077	3/6/2014	FBF	—	(3,722)	(3,722)
Buy	BRL	394,906	3/6/2014	BCC	—	(819)	(819)
Sell	BRL	1,794,077	3/6/2014	FBF	—	(13,338)	(13,338)
Sell	BRL	3,409,475	3/6/2014	BCC	—	(29,438)	(29,438)
Sell	BRL	2,188,982	3/6/2014	CBK	4,541	—	4,541
Sell	BRL	2,209,944	4/2/2014	BCC	—	(25,802)	(25,802)
Sell	BRL	2,188,982	4/2/2014	CBK	—	(20,257)	(20,257)
Sell	BRL	804,625	4/2/2014	BCC	—	(4,340)	(4,340)
Sell	BRL	3,707,973	4/11/2014	CBK	—	(45,349)	(45,349)
Sell	BRL	887,623	5/5/2014	FBF	—	(6,752)	(6,752)
Sell	BRL	464,791	5/5/2014	DUB	—	(2,686)	(2,686)
Sell	BRL	465,273	5/5/2014	BRC	—	(2,888)	(2,888)
Buy	BRL	741,787	5/20/2014	BRC	798	—	798
Buy	BRL	587,760	5/20/2014	GST	5,788	—	5,788
Sell	BRL	940,570	5/20/2014	GST	1,376	—	1,376
Buy	BRL	899,513	9/3/2014	CBK	13,168	—	13,168
Sell	BRL	899,513	9/3/2014	GLM	—	(13,168)	(13,168)
Sell	BRL	926,000	11/10/2014	HUB	3,633	—	3,633
Buy	BRL	60,476	12/4/2014	JPM	—	(1,975)	(1,975)
Sell	BRL	60,476	12/4/2014	GST	1,975	—	1,975
Buy	CAD	525,000	3/20/2014	BRC	1,192	—	1,192
Buy	CAD	1,038,000	3/20/2014	GLM	7,637	—	7,637
Sell	CAD	527,000	3/20/2014	CBK	—	(3,627)	(3,627)
Sell	CAD	1,049,000	3/20/2014	CBK	41,427	—	41,427
Buy	CAD	5,060,000	4/10/2014	HUS	23,774	—	23,774
Sell	CAD	5,060,000	4/10/2014	HUS	135,366	—	135,366
Buy	CAD	504,000	4/11/2014	DUB	2,704	—	2,704
Sell	CAD	229,500	4/11/2014	DUB	564	—	564
Sell	CAD	274,500	4/11/2014	CBK	88	—	88
Buy	CAD	573,146	4/24/2014	BRC	—	(6,976)	(6,976)
Sell	CAD	574,622	4/24/2014	BRC	3,661	—	3,661
Buy	CAD	550,796	5/15/2014	DUB	—	(6,148)	(6,148)
Buy	CAD	556,472	5/15/2014	BRC	—	(2,530)	(2,530)
Buy	CAD	404,702	5/15/2014	DUB	—	(146)	(146)
Sell	CAD	550,796	5/15/2014	DUB	5,129	—	5,129
Sell	CAD	404,794	5/15/2014	DUB	63	—	63
Buy	CAD	610,474	2/25/2019	DUB	—	(6,643)	(6,643)
Sell	CHF	13,170,000	4/25/2014	CBK	—	(434,752)	(434,752)
Sell	CHF	1,804,000	5/13/2014	BRC	—	(50,445)	(50,445)
Buy	CLP	99,019,900	3/3/2014	GST	—	(8,353)	(8,353)
Buy	CLP	99,019,900	3/3/2014	GST	1,368	—	1,368
Sell	CLP	99,019,900	3/3/2014	GST	—	(1,368)	(1,368)
Sell	CLP	99,019,900	3/3/2014	GST	531	—	531
Buy	CLP	656,000,000	3/12/2014	HUS	—	(59,864)	(59,864)
Sell	CLP	70,000,000	3/12/2014	HUS	6,245	—	6,245
Sell	CLP	420,751,500	4/11/2014	UAG	37,564	—	37,564
Buy	CLP	193,253,000	5/15/2014	FBF	—	(3,565)	(3,565)
Buy	CLP	99,019,900	5/15/2014	GST	—	(530)	(530)

See accompanying notes

32

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	CLP	96,179,500	5/15/2014	DUB	$—	$(1,821)	$(1,821)
Buy	CLP	166,565,875	5/20/2014	DUB	—	(5,410)	(5,410)
Buy	CLP	214,417,665	5/20/2014	DUB	2,509	—	2,509
Sell	CLP	275,914,590	5/20/2014	GST	358	—	358
Buy	CLP	1,174,000,000	6/6/2014	HUS	4,296	—	4,296
Buy	CLP	683,000,000	6/13/2014	HUS	—	(7,580)	(7,580)
Sell	CNY	10,118,264	4/22/2014	GLM	1,477	—	1,477
Sell	CNY	1,128,656	4/22/2014	BOA	225	—	225
Buy	CNY	843,500	4/7/2016	CBK	—	(2,886)	(2,886)
Sell	CNY	843,500	4/7/2016	BCC	—	(5,993)	(5,993)
Sell	CZK	89,600,000	5/6/2014	HUS	—	(135,676)	(135,676)
Buy	CZK	19,190,318	5/15/2014	BRC	20,447	—	20,447
Buy	DKK	518,500	3/4/2014	FBF	1,034	—	1,034
Sell	DKK	518,500	3/4/2014	FBF	—	(1,220)	(1,220)
Sell	DKK	518,500	6/3/2014	FBF	—	(1,036)	(1,036)
Buy	EUR	246,000	3/4/2014	BRC	4,196	—	4,196
Buy	EUR	12,000	3/4/2014	BRC	161	—	161
Buy	EUR	2,739,500	3/4/2014	BRC	40,546	—	40,546
Buy	EUR	146,000	3/4/2014	FBF	2,093	—	2,093
Sell	EUR	235,000	3/4/2014	BRC	—	(8,834)	(8,834)
Sell	EUR	458,000	3/4/2014	BRC	—	(7,529)	(7,529)
Sell	EUR	792,000	3/4/2014	BRC	—	(14,890)	(14,890)
Sell	EUR	106,000	3/4/2014	BRC	—	(1,298)	(1,298)
Sell	EUR	202,500	3/4/2014	BRC	—	(2,716)	(2,716)
Sell	EUR	563,000	3/4/2014	BRC	—	(6,373)	(6,373)
Sell	EUR	116,000	3/4/2014	BRC	—	(2,443)	(2,443)
Sell	EUR	525,000	3/4/2014	BRC	—	(6,974)	(6,974)
Sell	EUR	127,000	3/4/2014	BRC	—	(3,584)	(3,584)
Buy	EUR	77,000	3/11/2014	DUB	2,591	—	2,591
Sell	EUR	77,000	3/11/2014	DUB	—	(3,051)	(3,051)
Sell	EUR	45,000	3/18/2014	BRC	—	(482)	(482)
Sell	EUR	159,000	3/18/2014	JPM	—	(2,591)	(2,591)
Sell	EUR	93,000	3/18/2014	BRC	—	(727)	(727)
Sell	EUR	87,000	3/18/2014	FBF	—	(1,184)	(1,184)
Sell	EUR	607,500	3/18/2014	JPM	—	(4,673)	(4,673)
Sell	EUR	36,500	3/18/2014	BRC	—	(769)	(769)
Buy	EUR	50,500	4/2/2014	FBF	1,014	—	1,014
Buy	EUR	157,500	4/2/2014	FBF	2,524	—	2,524
Buy	EUR	101,000	4/2/2014	FBF	1,314	—	1,314
Buy	EUR	276,500	4/2/2014	FBF	7,829	—	7,829
Buy	EUR	50,500	4/2/2014	FBF	487	—	487
Sell	EUR	2,358,000	4/2/2014	FBF	—	(7,822)	(7,822)
Sell	EUR	125,500	4/2/2014	FBF	—	(1,617)	(1,617)
Sell	EUR	12,000	4/2/2014	CBK	—	(12)	(12)
Sell	EUR	232,000	4/4/2014	BRC	—	(3,653)	(3,653)
Buy	EUR	673,000	4/11/2014	BRC	12,735	—	12,735
Sell	EUR	516,000	4/11/2014	FBF	—	(6,803)	(6,803)
Sell	EUR	103,500	4/11/2014	UAG	—	(1,958)	(1,958)
Sell	EUR	144,000	4/11/2014	JPM	—	(283)	(283)
Sell	EUR	191,500	4/11/2014	BRC	—	(738)	(738)
Buy	EUR	385,000	4/24/2014	BRC	9,443	—	9,443
Buy	EUR	216,500	4/24/2014	JPM	2,626	—	2,626
Buy	EUR	47,500	4/24/2014	JPM	—	(42)	(42)
Buy	EUR	756,000	4/24/2014	BRC	9,168	—	9,168
Buy	EUR	271,500	4/24/2014	DUB	3,292	—	3,292
Buy	EUR	214,500	4/24/2014	BRC	2,601	—	2,601
Buy	EUR	215,000	4/24/2014	DUB	2,607	—	2,607
Sell	EUR	385,000	4/24/2014	BRC	—	(7,460)	(7,460)
Sell	EUR	1,721,000	4/24/2014	DUB	—	(16,705)	(16,705)
Buy	EUR	9,000	5/7/2014	JPM	89	—	89
Buy	EUR	110,500	5/7/2014	JPM	3,137	—	3,137
Buy	EUR	1,330,000	5/7/2014	HUS	38,872	—	38,872
Sell	EUR	56,000	5/7/2014	FBF	—	(519)	(519)

See accompanying notes

33

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	EUR	1,668,500	5/7/2014	CBK	$—	$(51,376)	$(51,376)
Sell	EUR	15,640,000	5/7/2014	CBK	—	(457,966)	(457,966)
Buy	EUR	167,500	5/15/2014	BRC	1,279	—	1,279
Buy	EUR	167,500	5/15/2014	BRC	1,681	—	1,681
Buy	EUR	365,000	5/15/2014	DUB	2,112	—	2,112
Buy	EUR	335,000	5/15/2014	DUB	7,181	—	7,181
Buy	EUR	154,500	5/15/2014	DUB	1,180	—	1,180
Buy	EUR	335,000	5/15/2014	FBF	6,813	—	6,813
Buy	EUR	364,500	5/15/2014	DUB	10,561	—	10,561
Sell	EUR	335,000	5/15/2014	BRC	—	(4,437)	(4,437)
Sell	EUR	365,000	5/15/2014	DUB	—	(1,093)	(1,093)
Sell	EUR	365,000	5/15/2014	BRC	406	—	406
Sell	EUR	697,500	5/15/2014	BRC	—	(13,202)	(13,202)
Sell	EUR	335,000	5/15/2014	DUB	—	(6,534)	(6,534)
Sell	EUR	365,000	5/15/2014	DUB	—	(4,126)	(4,126)
Sell	EUR	250,000	5/15/2014	DUB	—	(2,591)	(2,591)
Sell	EUR	618,250	5/15/2014	BRC	—	(669)	(669)
Sell	EUR	182,500	5/15/2014	DUB	—	(4,457)	(4,457)
Sell	EUR	335,000	5/15/2014	DUB	—	(5,134)	(5,134)
Sell	EUR	364,500	5/15/2014	DUB	—	(6,838)	(6,838)
Sell	EUR	225,000	5/21/2014	CBK	—	(3,558)	(3,558)
Sell	EUR	214,500	5/21/2014	DUB	—	(3,352)	(3,352)
Sell	EUR	2,777,000	6/3/2014	BRC	—	(41,004)	(41,004)
Buy	EUR	392,089	11/28/2014	HUB	11,043	—	11,043
Sell	EUR	365,000	2/20/2019	BRC	—	(1,893)	(1,893)
Sell	EUR	382,000	2/25/2019	DUB	—	(982)	(982)
Buy	GBP	220,000	3/5/2014	DUB	2,361	—	2,361
Sell	GBP	183,000	3/5/2014	DUB	—	(153)	(153)
Sell	GBP	110,000	3/5/2014	DUB	—	(116)	(116)
Sell	GBP	110,000	3/5/2014	DUB	49	—	49
Sell	GBP	220,000	3/5/2014	DUB	—	(576)	(576)
Sell	GBP	110,000	3/5/2014	DUB	159	—	159
Sell	GBP	549,000	3/5/2014	DUB	—	(962)	(962)
Sell	GBP	79,000	3/12/2014	BRC	—	(3,278)	(3,278)
Sell	GBP	60,000	3/12/2014	BRC	—	(2,295)	(2,295)
Sell	GBP	63,000	3/12/2014	DUB	—	(2,003)	(2,003)
Buy	GBP	158,500	3/18/2014	FBF	3,230	—	3,230
Buy	GBP	107,500	3/18/2014	JPM	704	—	704
Sell	GBP	242,500	3/18/2014	BRC	—	(7,196)	(7,196)
Sell	GBP	38,500	3/18/2014	FBF	—	(1,533)	(1,533)
Sell	GBP	165,500	3/18/2014	FBF	—	(3,373)	(3,373)
Sell	GBP	321,000	3/18/2014	JPM	—	(11,769)	(11,769)
Sell	GBP	157,000	3/18/2014	BRC	—	(1,116)	(1,116)
Sell	GBP	218,000	3/18/2014	BRC	—	(7,926)	(7,926)
Sell	GBP	110,000	3/18/2014	BRC	—	(4,588)	(4,588)
Sell	GBP	54,000	3/18/2014	BRC	—	(1,867)	(1,867)
Sell	GBP	104,500	3/18/2014	BRC	—	(79)	(79)
Sell	GBP	2,414,000	4/2/2014	FBF	—	(106,009)	(106,009)
Sell	GBP	295,000	4/4/2014	BRC	—	(14,008)	(14,008)
Sell	GBP	106,500	4/11/2014	JPM	—	(3,423)	(3,423)
Sell	GBP	187,500	4/11/2014	JPM	—	(6,026)	(6,026)
Sell	GBP	333,000	5/7/2014	CBK	—	(9,998)	(9,998)
Buy	GBP	279,216	5/15/2014	DUB	11,450	—	11,450
Buy	GBP	300,351	5/15/2014	DUB	3,006	—	3,006
Sell	GBP	277,200	5/15/2014	DUB	—	(8,724)	(8,724)
Sell	GBP	1,233,500	5/15/2014	FBF	—	(57,536)	(57,536)
Sell	GBP	162,000	5/21/2014	DUB	—	(7,222)	(7,222)
Buy	HUF	77,253,750	5/15/2014	DUB	92	—	92
Buy	HUF	62,673,416	5/20/2014	DUB	838	—	838
Buy	HUF	77,991,112	5/20/2014	DUB	4,144	—	4,144
Sell	HUF	101,420,879	5/20/2014	JPM	—	(1,810)	(1,810)
Buy	IDR	22,660,000,000	4/24/2014	JPM	62,993	—	62,993
Buy	INR	294,000,000	5/16/2014	HUS	—	(18,073)	(18,073)
Buy	INR	21,206,955	5/21/2014	UAG	85	—	85

See accompanying notes

34

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	INR	13,524,092	5/21/2014	DUB	$—	$(591)	$(591)
Buy	INR	13,734,000	5/21/2014	JPM	—	(669)	(669)
Buy	INR	10,567,760	5/21/2014	DUB	227	—	227
Buy	INR	10,664,365	5/21/2014	GST	256	—	256
Sell	INR	14,380,485	5/21/2014	GST	—	(1,061)	(1,061)
Sell	INR	21,270,700	5/21/2014	UAG	—	(1,094)	(1,094)
Sell	INR	11,124,256	5/21/2014	DUB	767	—	767
Sell	INR	9,343,620	5/21/2014	JPM	644	—	644
Buy	JPY	101,300,000	3/7/2014	JPM	29,056	—	29,056
Sell	JPY	2,858,300,000	3/7/2014	CBK	—	(214,050)	(214,050)
Buy	JPY	15,985,970	4/11/2014	DUB	1,202	—	1,202
Sell	JPY	15,632,749	4/11/2014	BRC	710	—	710
Buy	JPY	66,175,508	4/24/2014	JPM	1,540	—	1,540
Sell	JPY	66,158,898	4/24/2014	JPM	1,601	—	1,601
Buy	JPY	66,158,898	5/7/2014	DUB	1,584	—	1,584
Sell	JPY	66,110,137	5/7/2014	JPM	2,036	—	2,036
Sell	JPY	10,300,000	5/7/2014	FBF	—	(367)	(367)
Sell	JPY	12,900,000	5/13/2014	CBK	—	(302)	(302)
Buy	KRW	2,090,606,400	4/22/2014	DUB	—	(3,539)	(3,539)
Sell	KRW	129,055,500	4/22/2014	CBK	—	(1,558)	(1,558)
Sell	KRW	182,400,500	5/15/2014	DUB	—	(1,434)	(1,434)
Sell	KRW	195,657,000	5/15/2014	GST	1,701	—	1,701
Buy	KRW	399,139,650	5/20/2014	BRC	1,808	—	1,808
Buy	KRW	239,334,975	5/20/2014	DUB	—	(254)	(254)
Buy	KRW	304,053,750	5/20/2014	GST	114	—	114
Buy	KRW	301,219,170	5/20/2014	DUB	270	—	270
Buy	KRW	240,952,500	5/20/2014	GST	—	(245)	(245)
Buy	KRW	169,379,450	5/20/2014	JPM	993	—	993
Buy	KRW	233,646,800	5/20/2014	BRC	1,440	—	1,440
Sell	KRW	169,622,800	5/20/2014	JPM	—	(1,220)	(1,220)
Sell	KRW	399,361,950	5/20/2014	FBF	—	(2,016)	(2,016)
Sell	KRW	233,036,270	5/20/2014	BRC	—	(871)	(871)
Sell	KRW	313,384,500	5/20/2014	JPM	182	—	182
Sell	KRW	310,648,000	5/20/2014	BRC	235	—	235
Sell	KRW	158,763,200	5/20/2014	DUB	9	—	9
Buy	MXN	2,588,000	3/6/2014	GLM	1,229	—	1,229
Buy	MXN	3,117,000	3/6/2014	CBK	1,171	—	1,171
Buy	MXN	587,920	3/6/2014	GLM	—	(105)	(105)
Sell	MXN	6,616,920	3/6/2014	GLM	9,381	—	9,381
Sell	MXN	176,000	3/6/2014	CBK	—	(8)	(8)
Sell	MXN	18,349,933	3/13/2014	FBF	36,351	—	36,351
Buy	MXN	2,785,614	4/11/2014	DUB	1,821	—	1,821
Buy	MXN	3,323,951	4/11/2014	CBK	2,173	—	2,173
Buy	MXN	13,196,420	4/11/2014	BRC	—	(7,741)	(7,741)
Sell	MXN	6,073,099	4/11/2014	DUB	—	(4,607)	(4,607)
Sell	MXN	5,147,450	4/11/2014	BRC	—	(2,045)	(2,045)
Sell	MXN	3,097,000	4/11/2014	BRC	1,817	—	1,817
Buy	MXN	11,229,516	5/15/2014	DUB	—	(1,284)	(1,284)
Buy	MXN	6,923,691	5/15/2014	JPM	—	(1,222)	(1,222)
Buy	MXN	5,013,521	5/20/2014	JPM	2,081	—	2,081
Buy	MXN	2,646,915	5/20/2014	JPM	449	—	449
Buy	MXN	3,856,028	5/20/2014	DUB	—	(900)	(900)
Sell	MXN	2,654,584	5/20/2014	JPM	—	(1,023)	(1,023)
Sell	MXN	6,370,483	5/20/2014	JPM	—	(717)	(717)
Sell	MXN	1,180,349	6/12/2014	CBK	—	(520)	(520)
Sell	MXN	587,920	6/25/2014	GLM	115	—	115
Sell	NOK	400,000	4/11/2014	BRC	—	(1,696)	(1,696)
Sell	NOK	400,000	4/11/2014	BRC	—	(1,696)	(1,696)
Buy	NOK	14,439,216	4/24/2014	DUB	42,401	—	42,401
Sell	NOK	1,795,261	4/24/2014	JPM	—	(2,336)	(2,336)
Sell	NOK	393,189	4/24/2014	JPM	220	—	220
Sell	NOK	6,267,618	4/24/2014	BRC	—	(7,945)	(7,945)
Sell	NOK	2,251,034	4/24/2014	DUB	—	(2,880)	(2,880)

See accompanying notes

35

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	NOK	1,781,530	4/24/2014	BRC	$—	$(2,789)	$(2,789)
Sell	NOK	1,783,447	4/24/2014	DUB	—	(2,424)	(2,424)
Buy	NOK	5,157,386	5/15/2014	BRC	4,268	—	4,268
Buy	NOK	1,544,755	5/15/2014	DUB	9,234	—	9,234
Buy	NOK	2,832,623	5/15/2014	DUB	13,412	—	13,412
Buy	NOK	8,731,500	5/15/2014	DUB	41,343	—	41,343
Sell	NOK	1,284,050	5/15/2014	DUB	—	(1,286)	(1,286)
Sell	NOK	1,119,500	5/15/2014	HUB	—	(1,596)	(1,596)
Sell	NOK	1,340,000	5/15/2014	DUB	—	(1,087)	(1,087)
Sell	NZD	10,030,000	3/17/2014	CBK	—	(2,981)	(2,981)
Buy	NZD	806,000	4/24/2014	JPM	21,326	—	21,326
Sell	NZD	806,000	4/24/2014	JPM	—	(24,303)	(24,303)
Buy	NZD	806,000	5/7/2014	JPM	20,645	—	20,645
Sell	NZD	806,000	5/7/2014	DUB	—	(23,786)	(23,786)
Buy	NZD	611,200	5/15/2014	DUB	7,132	—	7,132
Sell	NZD	363,856	5/15/2014	BRC	—	(3,181)	(3,181)
Sell	NZD	183,000	5/15/2014	BRC	—	(2,966)	(2,966)
Sell	NZD	268,000	5/15/2014	FBF	667	—	667
Buy	NZD	499,036	5/20/2014	DUB	2,939	—	2,939
Buy	NZD	381,892	5/20/2014	DUB	2,301	—	2,301
Buy	NZD	383,830	5/20/2014	DUB	3,916	—	3,916
Buy	NZD	266,014	5/20/2014	DUB	2,718	—	2,718
Sell	NZD	265,876	5/20/2014	DUB	—	(2,603)	(2,603)
Sell	NZD	630,987	5/20/2014	DUB	—	(3,417)	(3,417)
Sell	NZD	383,761	5/20/2014	DUB	—	(3,859)	(3,859)
Sell	NZD	456,281	7/31/2014	BRC	—	(10,523)	(10,523)
Buy	PHP	14,818,000	5/15/2014	BRC	2,868	—	2,868
Buy	PHP	22,098,500	5/15/2014	UAG	4,309	—	4,309
Buy	PHP	7,779,090	5/15/2014	UAG	—	(2,102)	(2,102)
Sell	PLN	12,080,000	4/25/2014	CBK	—	(84,468)	(84,468)
Buy	PLN	307,289	5/15/2014	BRC	992	—	992
Sell	PLN	1,410,550	5/15/2014	FBF	—	(10,296)	(10,296)
Sell	PLN	675,668	5/15/2014	BRC	—	(4,661)	(4,661)
Sell	PLN	1,554,836	5/15/2014	DUB	—	(11,035)	(11,035)
Sell	PLN	2,608,355	5/15/2014	BRC	—	(17,993)	(17,993)
Sell	PLN	965,390	5/15/2014	DUB	—	(6,851)	(6,851)
Buy	PLN	1,149,102	5/20/2014	DUB	1,909	—	1,909
Buy	PLN	1,493,808	5/20/2014	DUB	7,423	—	7,423
Buy	PLN	222,505	5/20/2014	JPM	967	—	967
Sell	PLN	222,073	5/20/2014	JPM	—	(824)	(824)
Sell	PLN	1,889,286	5/20/2014	JPM	—	(3,401)	(3,401)
Buy	SEK	1,508,108	5/13/2014	JPM	4,446	—	4,446
Buy	SEK	2,475,942	5/13/2014	BRC	4,474	—	4,474
Sell	SEK	2,941,931	5/13/2014	BRC	—	(820)	(820)
Buy	SEK	1,195,279	5/15/2014	HUB	1,783	—	1,783
Buy	SEK	1,431,422	5/15/2014	DUB	1,422	—	1,422
Sell	SEK	9,127,910	5/15/2014	DUB	—	(12,482)	(12,482)
Sell	SEK	3,382,886	5/15/2014	BRC	—	(6,499)	(6,499)
Sell	SGD	250,500	5/7/2014	CBK	—	(1,493)	(1,493)
Buy	TRY	350,000	4/11/2014	BRC	2,151	—	2,151
Sell	TRY	350,000	4/11/2014	DUB	—	(592)	(592)
Buy	TRY	469,971	5/20/2014	DUB	—	(2,299)	(2,299)
Buy	TRY	583,863	5/20/2014	DUB	3,235	—	3,235
Sell	TRY	762,185	5/20/2014	DUB	557	—	557
Buy	ZAR	2,183,386	4/11/2014	JPM	3,115	—	3,115
Buy	ZAR	2,899,628	4/11/2014	BRC	4,137	—	4,137
Buy	ZAR	5,067,708	4/11/2014	BRC	16,399	—	16,399
Sell	ZAR	9,893,773	4/11/2014	BRC	2,702	—	2,702
Sell	ZAR	4,069,258	4/11/2014	BRC	9,288	—	9,288
Buy	ZAR	978,141	4/24/2014	DUB	—	(2,376)	(2,376)
Buy	ZAR	2,120,830	5/5/2014	DUB	2,569	—	2,569
Buy	ZAR	2,119,310	5/5/2014	BRC	2,429	—	2,429
Buy	ZAR	2,467,187	5/15/2014	FBF	2,412	—	2,412
Buy	ZAR	2,298,258	5/20/2014	DUB	2,355	—	2,355

See accompanying notes

36

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	ZAR	2,805,901	5/20/2014	DUB	$1,229	$—	$1,229
Sell	ZAR	3,663,088	5/20/2014	DUB	528	—	528

					$1,058,643	$(2,507,362)	$(1,448,719)

Short Sales open at February 28, 2014:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Goldman Cash Collateral	1.0000%	12/31/2030	$(350,000)	$—	$(350,000)
Morgan Stanley Cash Collateral	1.0000%	12/31/2030	(100,000)	—	(100,000)
Federal National Mortgage Association	5.5000%	12/1/2099	(8,000,000)	—	(8,832,500)

			$(8,450,000)	$—	$(9,282,500)

Glossary:

Counterparty Abbreviations:

BCC	Barclays Capital	DUB	Deutsche Bank AG	HUB	HSBC Bank PLC London
BNP	BNP Paribas London	FBF	Credit Suisse International	HUS	HSBC Bank USA
BRC	Barclays Bank PLC	GFX	Credit Suisse London Bank	JPM	JPMorgan Chase Bank, N.A.
BOA	Bank of America, N.A.	GLM	Goldman Sachs Bank USA	MSC	Morgan Stanley Capital Services, Inc.
CBK	Citibank, N.A.	GST	Goldman Sachs International	UAG	UBS AG
				UBS	UBS AG London

Currency Abbreviations:

AUD	Australian Dollar	IDR	Indonesia Rupiah	PLN	Polish Zolty
BRL	Brazilian Real	ILS	Israeli Shekel	RUB	New Russian Ruble
CAD	Canadian Dollar	INR	Indian Rupee	RON	New Romanian Leu
CHF	Swiss Franc	JPY	Japanese Yen	SEK	Swedish Krona
CLP	Chilean Peco	KRW	South Korean Won	SGD	Singapore Dollar
CNY	Chinese Renminbi	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NOK	Norwegian Krone	USD	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand
HKD	Hong Kong Dollar	PHP	Philippine Peso

Index Abbreviations:

CDX.IG	Credit Derivatives Index - Investment Grade	iTraxx	Markit iTraxx Europe

Exchange Abbreviations:

CME	Chicago Mercantile Exchange	OTC	Over-the-Counter
OMX	Stock Exchange in Nordic and Baltic Europe

Other Abbreviations:

3M	3-Month	EURIBOR	Euro Interbank Offered Rate	JIBOR	Johannesburg Interbank Average Rate
BBSW	Bank-Bill Swap Reference Rate	IRS	Interest Rate Swap	NIBOR	Norwegian Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offer Rate	TIIE	Interbank Equilibrium Interest Rate
CD	Certificate of Deposit	PJSC	Private Joint Stock Company

See accompanying notes

37

American Beacon Flexible Bond FundSM

Statement of Assets and Liabilities

February 28, 2014 (Unaudited) (in thousands, except share and per share amounts)

Assets:
Investments in unaffiliated securities, at fair valueA	$286,223
Purchased options and swaptions outstandingB	3,574
Foreign currency, at fair valueC	920
Cash	848
Swap premium paid	1,799
Swap Income receivable	154
Deposit with brokers for futures contracts	2,846
Receivable for investments sold	23,866
Receivable for fund shares sold	298
Dividends and interest receivable	2,064
Receivable for tax reclaims	46
Receivable for expense reimbursement (Note 2)	51
Receivable for variation margin of open futures contracts	63
Unrealized appreciation of swap agreements	1,920
Unrealized appreciation of foreign currency contracts	1,059
Prepaid expenses	23
Other assets	85

Total assets	325,839

Liabilities:
Payable for investments purchased	23,555
Payable for fund shares redeemed	292
Payable for short sales	9,254
Swap premium received	1,439
Swap income payable	322
Written options, at fair value (premiums received $2,736)	2,218
Management and investment advisory fees payable	125
Administration and service fees payable	100
Transfer agent fees payable	12
Professional fees payable	59
Trustee fees payable	1
Payable for variation margin of open futures contracts	1,025
Unrealized depreciation of swap agreements	3,090
Unrealized depreciation of foreign currency contracts	2,507
Other liabilities	13

Total liabilities	44,012

Net assets	$281,827

Analysis of Net Assets:
Paid-in-capital	285,233
Undistributed net investment income	2,283
Accumulated net realized (loss)	(3,418)
Unrealized appreciation of investments	1,234
Unrealized depreciation of foreign currency contracts	(1,491)
Unrealized depreciation of futures contracts	(901)
Unrealized depreciation of swap agreements	(1,196)
Unrealized appreciation of options and swaptions contracts	83

Net assets	$281,827

See accompanying notes

38

American Beacon Flexible Bond FundSM

Statement of Assets and Liabilities

February 28, 2014 (Unaudited) (in thousands, except share and per share amounts)

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	15,257,324

Y Class	3,349,546

Investor Class	4,208,301

A Class	3,635,524

C Class	1,212,272

Net assets (not in thousands):
Institutional Class	$155,662,999

Y Class	$34,177,433

Investor Class	$42,869,024

A Class	$36,880,805

C Class	$12,237,060

Net asset value, offering and redemption price per share:
Institutional Class	$10.20

Y Class	$10.20

Investor Class	$10.19

A Class	$10.14

A Class (offering price)	$10.65

C Class	$10.09

A Cost of investments in unaffiliated securities	$285,056
B Cost of purchased options outstanding	$3,955
C Cost of foreign currency	$942

See accompanying notes

39

American Beacon Flexible Bond FundSM

Statement of Operations

For the Six Months ended February 28, 2014 (Unaudited) (in thousands)

Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes)A	$3
Interest income	3,897

Total investment income	3,900

Expenses:
Management and investment advisory fees (Note 2)	865
Administration fees (Note 2):
Institutional Class	221
Y Class	57
Investor Class	78
A Class	81
C Class	28
Transfer agent fees:
Institutional Class	23
Y Class	1
Investor Class	10
A Class	5
C Class	2
Custody and fund accounting fees	120
Professional fees	80
Registration fees and expenses	57
Service fees (Note 2):
Y Class	19
Investor Class	65
A Class	30
C Class	10
Distribution fees (Note 2):
A Class	51
C Class	70
Prospectus and shareholder report expenses	16
Trustee fees	7
Other expenses	12

Total expenses	1,908

Net fees waived and expenses reimbursed (Note 2)	(294)

Net expenses	1,614

Net investment income	2,286

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	(992)
Foreign currency transactions	(1,613)
Futures contracts	(1,383)
Swap agreements	503
Options and swaptions contracts	(178)
Change in net unrealized appreciation or (depreciation) of:
Investments	5,493
Foreign currency transactions	1,611
Futures contracts	(1,219)
Swap agreements	(936)
Options and swaption contracts	35

Net gain from investments	1,321

Net increase in net assets resulting from operations	$3,607

A Foreign taxes	$14

See accompanying notes

40

American Beacon Flexible Bond FundSM

Statement of Changes of Net Assets (in thousands)

	Six Months Ended February 28, 2014	Year Ended August 31, 2013
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$2,286	$1,221
Net realized gain (loss) from investments, foreign currency, futures contracts, swap agreements and option and swaptions contracts	(3,663)	2,507
Change in net unrealized appreciation or (depreciation) of investments, foreign currency, futures contracts, swap agreements and option and swaptions contracts	4,984	(8,566)

Net increase (decrease) in net assets resulting from operations	3,607	(4,838)

Distributions to Shareholders:
Net investment income:
Institutional Class	(1,156)	(699)
Y Class	(302)	(454)
Investor Class	(341)	(826)
A Class	(234)	(463)
C Class	(30)	(156)
Net realized gain from investments:
Institutional Class	(1,025)	(91)
Y Class	(253)	(196)
Investor Class	(349)	(411)
A Class	(275)	(210)
C Class	(92)	(93)

Net distributions to shareholders	(4,057)	(3,599)

Capital Share Transactions:
Proceeds from sales of shares	61,035	280,547
Reinvestment of dividends and distributions	(62,507)	(58,848)
Cost of shares redeemed	3,846	3,141

Net increase in net assets from capital share transactions	2,374	224,840

Net increase in net assets	1,924	216,403

Net Assets:
Beginning of period	279,903	63,500

End of Period *	$281,827	$279,903

*Includesundistributed net investment income (loss) of	$2,283	$1,008

See accompanying notes

41

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

1.	Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), which is comprised of twenty-eight Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Flexible Bond Fund (the “Fund”), a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing directly or through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)
C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

Recently Adopted Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Funds adopted ASU 2011-11 and 2013-01 effective January 1, 2013. The adoption did not have any impact on the Fund’s financial statements as the accounting standard affects only the disclosure requirements for offsetting financial instruments.

2.	Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and fund management services. Investment assets of the Fund are managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager and the Trust. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund 0.05% of the average daily net assets.

42

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

The Fund pays the unaffiliated investment advisors hired to direct investment activities of the Fund. Management fees paid by the Fund during the six months ended February 28, 2014 were as follows (dollars in thousands):

Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Net Amounts Retained by Manager
0.59%	$865	$792	$73

Administration Agreement

The Manager and the Trust entered into an Administration Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administration Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, and Investor Classes of the Fund and 0.40% of the average daily net assets of the A and C Classes of the Fund.

Distribution Plans

The Fund, except for the A and C Classes of the Fund, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisor hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class of the Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee of 0.10% of the average daily net assets of Y Class, 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. During the six months ended February 28, 2014, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reimburse the classes of the Fund to the extent that total annual fund operating expenses exceeded the Fund’s expense cap. During the six months ended February 28, 2014, the Manager reimbursed expenses as follows:

43

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

Class	Expense Cap	Reimbursed Expenses	Expiration of Reimbursements
Institutional	0.90%	$165,383	2017
Y	0.99%	39,339	2017
Investor	1.27%	28,147	2017
A	1.39%	45,537	2017
C	2.14%	15,480	2017

Of these amounts, $51,402 is receivable from the Manager, as of February 28, 2014. The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’s average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The carryover of excess expenses potentially reimbursable to the Manager is $146,216, $274,377, and $378,404 expiring in 2014, 2015, and 2016 respectively. The Fund did not record a liability for potential reimbursements, due to the current assessment that a reimbursement is unlikely.

Sales Commissions

The Fund’s distributor, Foreside Fund Services, LLC (“Foreside”) may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. For the six months ended February 28, 2014, Foreside collected $2,581 from the sale of A Class Shares.

A contingent deferred sales charge (“CDSC”) of 0.50% will be deducted with respect to Class A Shares on certain purchases of $250,000 or more that are redeemed in whole or part within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended February 28, 2014 there were no CDSC fees collected for the Fund.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended February 28, 2014, CDSC fees of $7,797 were collected for the Fund.

3.	Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

44

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Board.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of a fund’s portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs may be used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

45

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds which are redeemable within 90 days of the measurement date, will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Fund’s investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any level to be disclosed. The end of period timing recognition has been adopted for transfers between levels of the Fund’s assets and liabilities. During the six months ended February 28, 2014, there were no transfers between levels for the Fund. As of February 28, 2014, the investments were classified as described below: (in thousands)

46

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

Flexible Bond Fund	Level 1	Level 2	Level 3	Total
Preferred Stock	$—	$1,227	$—	$1,227
Domestic Convertible Obligations	—	3,192	—	3,192
Domestic Obligations	—	83,889	—	83,889
Foreign Convertible Obligations	—	3,216	—	3,216
Foreign Obligations	—	82,440	—	82,440
Asset-Backed Obligations	—	11,440	26	11,466
Collateralized Mortgage Obligations	—	19,677	—	19,677
Commercial Mortgage-Backed Obligations	—	2,379	—	2,379
U.S. Agency Mortgage-Backed Obligations	—	3,964	—	3,964
U.S. Agency Obligations	—	12,754	—	12,754
U.S. Treasury Obligations	—	28,893	—	28,893
Short Term Investments - Money Market Fund	14,739	—	—	14,739
Short Term Investments - Repurchase Agreements	—	8,800	—	8,800
Short Term Investments - Certificates of Deposit	—	500	—	500
Short Term Investments - U.S. Treasury Bills	—	9,087	—	9,087

Total Investments in Securities	$14,739	$271,458	$26	$286,223

Financial derivative instruments-assets*	Level 1	Level 2	Level 3	Total
Purchased options outstanding	$—	$3,574	$—	$3,574
Futures contracts	63	—	—	63
Swap agreements	—	3,151	—	3,151
Forward currency contracts	—	1,059	—	1,059

	$63	$7,784	$—	$7,847

Financial derivative instruments-liabilities*	Level 1	Level 2	Level 3	Total
Short Sales	$—	$(9,283)	$—	$(9,283)
Written options outstanding	—	(2,218)	—	(2,218)
Futures contracts	(1,025)	—	—	(1,025)
Swap agreements	—	(3,979)	—	(3,979)
Forward currency contracts	—	(2,507)	—	(2,507)

	$(1,025)	$(17,987)	$—	$(19,012)

*	Financial derivative instruments may include swaps agreements, open futures, purchased options and swaption contracts, written options and swaption contracts and foreign currency contracts.

The following is a reconciliation of Level 3 assets of the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Asset-Backed Obligations	Totals
Beginning Balance as of 8/31/2013	$221	$221
Net Purchases	—	—
Net Sales	(173)	(173)
Accrued Discounts/(Premiums)	—	—
Realized Gain/(Loss)	7	7
Net Change in Unrealized Appreciation/(Depreciation)[2]	(29)	(29)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Ending Balance 2/28/2014	$26	$26

Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 2/28/2014*	$(29)	$(29)

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Asset-Backed Obligations
Ending Balance as of 2/28/2014	$25
Valuation Technique	Third Party Vendor
Unobservable Inputs	Broker Quote
Input Value(s)	$3.98

*	Change in unrealized appreciation or (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation or (depreciation) on the Statement of Operations.

47

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expense and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Dividends to Shareholders

Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations, if applicable. For the six months ended February 28, 2014, the Fund did not have commission recapture income.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

48

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4.	Securities and other Investments

Emerging Markets Debt

The Fund may invest in emerging markets dept. The Fund’s emerging markets debt securities may include obligations of government and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging markets governments, such issues may be unwilling to pay interest and repay principal when due, either due to inability to pay or submission to political pressure not to pay, and as a result my default, declare temporary suspensions of interest payments or require that the conditions of payments be renegotiated.

Repurchase Agreements

A repurchase agreement is a fixed income security in the form of an agreement between a Fund as purchaser and an approved counterparty as seller. The agreement is backed by collateral in the form of securities and/or cash transferred by the seller to the buyer to be held by an eligible third-party custodian. Under the agreement a Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed upon price and date, normally within a week. The price for the seller to repurchase the securities is greater than a Fund’s purchase price, reflecting an agreed upon “interest rate” that is effective for the period of time the purchaser’s money is invested in the security. During the term of the repurchase agreement, a Fund monitors on a daily basis the market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the repurchase amount. Repurchase agreements may exhibit the economic characteristics of loans by a Fund.

The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event, a Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. A Fund may incur various expenses in the connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the collateral held through a third-party custodian and possible inability to enforce the Fund’s rights. The Board has established procedures pursuant to which the Manager monitors the creditworthiness of the counterparties with which the Fund enters into repurchase agreement transactions.

The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or registered broker-dealers who, in the opinion of the Manager, present a minimal risk of default during the term of the agreement. The underlying securities which serve as collateral for repurchase agreements may include fixed income and equity securities such as U.S. Government and agency securities, municipal obligations, corporate obligations, asset-backed securities, mortgage-backed securities, common and preferred stock, American Depository Receipts, exchange-traded funds and convertible securities. There is no percentage restriction on each Fund’s ability to enter into repurchase agreements with terms of seven days or less.

49

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

Certificate of Deposit

A savings certificate entitling the bearer to receive interest. A Certificate of Deposit (“CD”) bears a fixed maturity date, has a specified fixed interest rate, and can be issued in any denomination. CDs are generally issued by commercial banks and are currently insured by the Federal Deposit Insurance Corporation (FDIC) up to a maximum of $250,000. CDs are generally offered at terms ranging from one month to five years.

Inflation-Indexed Bonds

The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Payment In-Kind Securities

The Fund may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a prorata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statement of Assets and Liabilities.

Restricted Securities

The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the six months ended February 28, 2013 are disclosed in the Notes to the Schedule of Investments.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

50

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

51

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term,

52

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

53

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

Short Sales

The Fund may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of February 28, 2014, short positions were held by the Fund.

Master Agreements

The Fund is a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

5. Financial Derivative Instruments

The Fund may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Options Contracts

The Fund may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give

54

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Fund’s exposure to unfavorable movements of the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Options

For the six months ended February 28, 2014, the Fund purchased/sold options primarily for return enhancement, hedging and exposing cash to markets.

The Fund’s options contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end (in thousands).

	Average Purchased Option and Swaption Contracts Outstanding
For the Quarter Ended	August 31, 2013	February 28, 2014
Flexible Bond	$20,632	$34,307

	Average Written Option and Swaption Contracts Outstanding
For the Quarter Ended	August 31, 2013	February 28, 2014
Flexible Bond	$45,648	$29,349

Straddle Options

The Fund may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

Swap Agreements

The Fund may invest in swap agreements. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange at specified, future intervals. The Fund may enter into

55

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee pursuant to procedures approved by the Board.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of periodic premium throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure up to the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors

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American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation that the Fund owns or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default that the Fund does not own.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent a market participant view of the likelihood or risk of default for the underlying referent security to credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the

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American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of February 28, 2014 for which the Fund is the seller of protection is disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

For the six months ended February 28, 2014, the Fund entered into credit default swaps primarily for return enhancement hedging and exposing cash to markets.

The Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end (in thousands).

	Credit Default Swap Notional Amounts Outstanding
For the Quarter Ended	August 31, 2013	February 28, 2014
Flexible Bond	$10,720	$103,917

Interest Rate Swap Agreements

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.

For the six months ended February 28, 2014, the Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.

The Fund’s interest rate swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end (in thousands).

	Interest Rate Swap Notional Amounts Outstanding
For the Quarter Ended	August 31, 2013	February 28, 2014
Flexible Bond	$7,724,687	$9,805,658

Over-the Counter Swap Agreements

OTC financial derivative instruments such as forward currency contracts, options contracts, interest rate, and credit default swap agreements derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s Manager may provide a valuation. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or Manager using a series of techniques, including simulation pricing models. The pricing models use inputs, such

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American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

as issuer details, indices, spreads, interest rates, yield curves, dividends, and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.

Inflation Swap Agreements

An inflation swap involves the use of inflation derivatives (or inflation-indexed derivatives) to transfer inflation risk from one party to another. The derivatives used may be over-the-counter or exchange-traded derivatives. Inflation swaps frequently include real rate swaps, such as asset swaps of inflation-indexed bonds. Inflation swaps are simply a linear form of such derivatives. Real rate swaps consist of the nominal interest swap rate minus the corresponding inflation swap.

In an inflation swap, one party pays a fixed rate on a notional principal amount, while the other party pays a floating rate linked to an inflation index, such as the Consumer Price Index (CPI). The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.

There are three main types of inflation swap. In a standard interbank inflation-linked swap, or zero-coupon inflation-linked swap, cash flow is exchanged on the maturity date. This swap pays out the exact value of the cumulative inflation for a fixed capital sum over a determined period.

In a year-on-year inflation-linked swap, inflation is used on an annual basis rather than a cumulative one. Typically, an inflation swap is priced on a zero-coupon basis, with payment exchanged upon maturity. One party pays the compound fixed rate, while the other pays the actual inflation rate for the term of the swap. In Europe, inflation swaps are typically paid on a year-on-year basis where the year-on-year rate of change of the price index is paid. In the United States, payment is more typically on a month-on-month basis, although the inflation rate used is still the year-on-year rate.

In an inflation-linked income swap two cash flows are exchanged, each of which follows the inflation index. One party pays a fixed inflation increase annually over the period of the contract. The other party pays the actual inflation over the period of the contract. The swap itself consists of a series of zero-coupon swaps. Other traded inflation derivatives include caps, floors, and straddles, which are usually priced against year-on-year swaps.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

For the six months ended February 28, 2014, the Fund entered into foreign currency exchange contracts primarily for return enhancement and hedging.

The Fund’s foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD (in thousands).

	Outstanding Contract Amounts Bought
For the Quarter Ended	August 31, 2013	February 28, 2014
Flexible Bond	$46,668	$78,125

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American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

	Outstanding Contract Amounts Sold
For the Quarter Ended	August 31, 2013	February 28, 2014
Flexible Bond	$177,056	$174,715

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

For the six months ended February 28, 2014, the Fund entered into future contracts primarily for return enhancement, hedging and exposing cash to markets.

The Fund’s futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Number of Contracts Outstanding
For the Quarter Ended	August 31, 2013	February 28, 2014
Flexible Bond	9	27

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1)(3):

Fair values of financial instruments on the Statement of Assets and Liabilities as of February 28, 2014 (in thousands):

	Derivatives not accounted for as hedging instruments
	Credit contracts	Foreign exchange contracts	Interest rate contracts	Equity contracts	Total
Assets:
Unrealized appreciation of foreign currency contracts	$—	$1,059	$—	$—	$1,059
Receivable for variation margin from open futures contracts(2)	—	—	63	—	63
Unrealized appreciation from swap agreements	192	—	1,728	—	1,920
Purchased options and swaptions outstanding	—	1,477	2,097	—	3,574

	$192	$2,536	$3,888	$—	$6,616

Liabilities:
Unrealized depreciation of foreign currency contracts	$—	$(2,507)	$—	$—	$(2,507)
Payable for variation margin from open futures contracts(2)	—	—	(1,025)	—	(1,025)
Unrealized depreciation from swap agreements	(1,006)	—	(2,084)	—	(3,090)
Written options and swaptions outstanding	(2)	(1,001)	(1,215)	—	(2,218)

	$(1,008)	$(3,508)	$(4,324)	$—	$(8,840)

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American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

The effect of financial derivative instruments on the Statement of Operations for the year ended February 28, 2014 (in thousands):

	Derivatives not accounted for as hedging instruments
	Credit contracts	Foreign exchange contracts	Interest rate contracts	Total
Realized gain (loss) of derivatives recognized as a result from operations:
Net realized gain (loss) from foreign currency transactions	$—	$(1,613)	$—	$(1,613)
Net realized gain (loss) from futures contracts	—	—	(1,383)	(1,383)
Net realized gain (loss) from swap agreements	15	2	486	503
Net realized gain (loss) from option and swaption contracts	—	(251)	73	(178)

	$15	$(1,862)	$(824)	$(2,671)

Net change in unrealized appreciation or (depreciation) of derivatives recognized as a result from operations:
Change in net unrealized appreciation or (depreciation) from foreign currency contracts	$—	$(431)	$—	$(431)
Change in net unrealized appreciation or (depreciation) from futures contracts	—	175	(1,394)	(1,219)
Change in net unrealized appreciation or (depreciation) from swap agreements	(722)	—	(214)	(936)
Change in net unrealized appreciation or (depreciation) from option and swaption contracts	—	129	(94)	35

	$(722)	$(127)	$(1,702)	$(2,551)

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)	Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investment footnotes. Only current day’s variation margin in reported within the Statement of Assets and Liabilities.
(3)	The volume of derivative activity described above is reflective of the derivative activity through the current period of operations.

6.	Principal Risks

In the normal course of business the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolios’ income. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Portfolio is required to liquidate all or a portion of its investments quickly, the Portfolio may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of

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American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks

The Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant

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American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and US dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The fair value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties, such as ISDA, Master Repo Agreements and Master Forward Agreements which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, February 28, 2014 (in thousands).

Flexible Bond Fund

Offsetting of Financial Assets and Derivative Assets as of February 28, 2014

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Futures Contracts	$63	$—	$63
Swap Agreements	1,920	—	1,920
Purchased Options and Swaptions Outstanding	3,574	—	3,574
Foreign Currency Contracts	1,059	—	1,059

	$6,553	$—	$6,553

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American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

Offsetting of Financial Liabilities and Derivative Liabilities as of February 28, 2014

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Futures Contracts	$(1,025)	$—	$(1,025)
Swap Agreements	(3,090)	—	(3,090)
Purchased Options and Swaptions Outstanding	(2,218)	—	(2,218)
Foreign Currency Contracts	(2,507)	—	(2,507)

	$(8,840)	$—	$(8,840)

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of February 28, 2014

	Net amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Bank of America, N.A.	$(535)	$—	$—	$(535)
Barclays Bank PLC	29	—	127	—
Barclays Capital	(36)	—	—	(36)
BNP Paribas, N.A.	8,755	—	8,800	—
CitiBank, N.A	(1,283)	—	685	(598)
Credit Suisse International	(99)	—	352	—
Deutsche Bank AG	(243)	—	173	(70)
Goldman Sachs Bank USA	(307)	—	55	(252)
Goldman Sachs International	(17)	—	—	(17)
HSBC Bank PLC	(0)*	—	—	(0)*
HSBC Bank USA	(34)	—	—	(34)
JPMorgan Chase Bank, N.A.	154	—	—	—
Morgan Stanley & Co. Inc.	(51)	—	210	—
Royal Bank of Scotland	(16)	—	—	(16)
UBS AG	113	—	—	—

	$6,430	$—	$10,402	$(1,558)

*	We note this position is a net position less than $500.

7.	Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecognized tax benefits in the accompanying financial statements. The tax periods ended August 31, 2011, 2012, and 2013 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expense” on the Statement of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation or depreciation, as applicable, as the income is earned or capital gains are recorded.

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American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

The tax character of distributions paid was as follows (in thousands):

	Six Months ended February 28, 2014	Year ended August 31,2013
	(unaudited)
Distributions paid from:
Ordinary income*:
Institutional Class	$1,156	$699
Y Class	302	454
Investor Class	341	826
A Class	234	463
C Class	30	156
Tax Basis Return of Capital:
Institutional Class	1,025	91
Y Class	253	196
Investor Class	349	411
A Class	275	210
C Class	92	93

Total distributions paid	$4,057	$3,599

*	For tax purposes, short-term capital gains are considered ordinary income distributed.

As of February 28, 2014, the components of distributable earnings (deficits) on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes**	$289,864

Unrealized appreciation	22,160
Unrealized depreciation	(22,602)

Net unrealized appreciation or (depreciation)	(442)

Undistributed ordinary income	—
Accumulated long-term gain (loss)	(4,310)
Other temporary differences	1,346

Distributable earnings or (deficit)	$(3,406)

**	Includes fair value of swap agreements.

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or depreciation are attributable primarily to the tax deferral of losses from wash sales and the realization for tax purposes of unrealized gain (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income and expenses and realized gains (losses) under U.S. GAAP and federal tax regulation, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from foreign currency and income from publicly traded partnerships that have been reclassified as of February 28, 2014 (in thousands):

Paid-in-capital	$(2,839)
Undistributed net investment income	1,052
Accumulated net realized gain (loss)	1,787
Unrealized appreciation (depreciation) of investments, futures contracts, option and swaption contracts and foreign currency translations	—

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/ or long-term losses. Prior to RIC MOD, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. RIC MOD requires that post-enactment net capital losses be used before pre-enactment net capital losses.

65

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

As of February 28, 2014, the Fund has $3,129 short-term and $1,170 long term post RIC MOD capital loss carryforwards (in thousands).

8.	Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments other than short-term obligations for the six months ended February 28, 2014 were (in thousands)

	Purchases	Sales
Securities	$253,105	$243,502
U.S. Treasury Obligations	52,156	71,561

9.	Option Contracts Written

The premium amount and number of option contracts written during the six months ended February 28, 2014 were as follows (dollars in thousands):

	Number of Contracts	Notional Amount	Amount of Premiums
Outstanding at August 31, 2013	(3,833,566)	$(3,834,428)	$(888)
Options written	(2,128,446)	(2,137,065)	(3,628)
Options expired	91,454	1,909,321	791
Options exercised	6,100	6,100	46
Options closed	1,908,461	94,226	957

Outstanding at February 28, 2014	(3,955,997)	$(3,961,846)	$(2,722)

10.	Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

For the Six Months ended February 28, 2014

	Institutional Class		Y Class		Investor Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,395	$34,690	861	$8,804	950	$9,706
Reinvestment of dividends	211	2,147	50	515	66	671
Shares redeemed	(815)	(8,325)	(1,464)	(14,979)	(2,297)	(23,409)

Net increase (decrease) in shares outstanding	2,791	$28,512	(553)	$(5,660)	(1,281)	$(13,032)

	A Class		C Class
	Shares	Amount	Shares	Amount
Shares sold	670	$6,818	100	$1,017
Reinvestment of dividends	40	409	10	104
Shares redeemed	(1,146)	(11,640)	(410)	(4,154)

Net (decrease) in shares outstanding	(436)	$(4,413)	(300)	$(3,033)

66

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

For the year ended August 31, 2013

	Institutional Class		Y Class		Investor Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12,251	$127,889	3,671	$38,660	5,973	$63,335
Reinvestment of dividends	73	763	58	607	105	1,102
Shares redeemed	(1,108)	(11,726)	(1,076)	(11,315)	(2,611)	(27,311)

Net increase in shares outstanding	11,216	$116,926	2,653	$27,952	3,467	$37,126

	A Class		C Class
	Shares	Amount	Shares	Amount
Shares sold	3,693	$38,967	1,113	$11,697
Reinvestment of dividends	48	500	16	168
Shares redeemed	(660)	(6,891)	(155)	(1,605)

Net increase in shares outstanding	3,081	$32,576	974	$10,260

67

American Beacon Flexible Bond FundSM

Financial Highlights

(For a share outstanding throughout the period) (Unaudited)

	Institutional Class						Y Class
	Six Months Ended Feb. 28, 2014		Year Ended August 31,		July 5 to Aug. 31, 2011		Six Months Ended Feb. 28, 2014		Year Ended August 31,		July 5 to Aug. 31, 2011
			2013	2012					2013	2012
	(unaudited)						(unaudited)
Net asset value, beginning of period	$10.21		$10.48	$10.05	$10.00		$10.22		$10.51	$10.05	$10.00

Income from investment operations:
Net investment income (loss)	0.11		0.34	0.02	0.02		0.06		0.22	0.10	0.02
Net gains (losses) from investments (both realized and unrealized)	0.03		(0.24)	0.59	0.05		0.07		(0.15)	0.53	0.05

Total income (loss) from investment operations	0.14		0.10	0.61	0.07		0.13		0.07	0.63	0.07

Less distributions:
Dividends from net investment income	(0.08)		(0.23)	(0.18)	(0.02)		(0.08)		(0.22)	(0.17)	(0.02)
Distributions from net realized gains on securities	(0.07)		(0.14)	—	—		(0.07)		(0.14)	—	—
Return of capital	—		—	—	0.00	A	—		—	—	—

Total distributions	(0.15)		(0.37)	(0.18)	(0.02)		(0.15)		(0.36)	(0.17)	(0.02)

Net asset value, end of period	$10.20		$10.21	$10.48	$10.05		$10.20		$10.22	$10.51	$10.05

Total return B	1.40	%C	0.83%	6.34%	0.70	%C	1.26	%C	0.58%	6.20%	0.69	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$155,663		$127,322	$13,095	$28,105		$34,177		$39,898	$13,132	$144
Ratios to average net assets:
Expenses, before reimbursements	1.12	%D	1.22%	1.42%	3.58	%D	1.20	%D	1.26%	1.49%	18.27	%D
Expenses, net of reimbursements	0.90	%D	0.90%	0.90%	—	%D	0.99	%D	0.99%	0.99%	—	%D
Net investment income (loss), before reimbursements	1.64	%D	0.84%	0.44%	(2.37	)%D	1.32	%D	0.91%	0.54%	(17.04	)%D
Net investment income (loss), net of reimbursements	1.87	%D	1.15%	0.96%	1.20	%D	1.53	%D	1.19%	1.04%	1.23	%D
Portfolio turnover rate	98	%C	112%	88%	44	%CE	98	%C	112%	88%	44	%CE

A	Amount represents less than $0.01 per share.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from July 5, 2011, the inception date, through August 31, 2011.

68

American Beacon Flexible Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

Investor Class						A Class						C Class
Six Months Ended Feb. 28, 2014		Year Ended August 31,		July 5 to Aug. 31, 2011		Six Months Ended Feb. 28, 2014		Year Ended August 31,		July 5 to Aug. 31, 2011		Six Months Ended Feb. 28, 2014		Year Ended August 31,		July 5 to Aug. 31, 2011
		2013	2012					2013	2012					2013	2012
(unaudited)						(unaudited)						(unaudited)
$ 10.21		$10.51	$10.07	$10.00		$10.16		$10.49	$10.06	$10.00		$10.11		$10.49	$10.09	$10.00

0.03		0.18	0.09	0.02		0.05		0.21	0.07	0.02		(0.01)		0.14	0.04	0.02
0.08		(0.13)	0.52	0.07		0.06		(0.18)	0.51	0.06		0.08		(0.19)	0.48	0.09

0.11		0.05	0.61	0.09		0.11		0.03	0.58	0.08		0.07		(0.05)	0.52	0.11

(0.06)		(0.21)	(0.17)	(0.02)		(0.06)		(0.22)	(0.15)	(0.02)		(0.02)		(0.19)	(0.12)	(0.02)
(0.07)		(0.14)	—	—		(0.07)		(0.14)	—	—		(0.07)		(0.14)	—	—
—		—	—	—		—		—	—	—		—		—	—	—

(0.13)		(0.35)	(0.17)	(0.02)		(0.13)		(0.36)	(0.15)	(0.02)		(0.09)		(0.33)	(0.12)	(0.02)

$ 10.19		$10.21	$10.51	$10.07		$10.14		$10.16	$10.49	$10.06		$10.09		$10.11	$10.49	$10.09

1.12	%C	0.38%	5.99%	0.90	%C	1.06	%C	0.16%	5.70%	0.80	%C	0.69	%C	(0.54)%	5.15%	1.11	%C

$ 42,869		$56,015	$21,245	$277		$36,881		$41,376	$10,387	$2,064		$12,237		$15,292	$5,641	$380

1.38	%D	1.54%	1.76%	8.22	%D	1.62	%D	1.67%	1.93%	4.49	%D	2.37	%D	2.43%	2.74%	9.66	%D
1.27	%D	1.27%	1.27%	—	%D	1.39	%D	1.39%	1.39%	—	%D	2.14	%D	2.14%	2.14%	—	%D
1.20	%D	0.65%	0.30%	(6.93	)%D	0.99	%D	0.50%	0.05%	(3.25	)%D	0.22	%D	(0.24)%	(0.73)%	(8.48	)%D
1.31	%D	0.92%	0.79%	1.29	%D	1.22	%D	0.79%	0.59%	1.24	%D	0.44	%D	0.04%	(0.13)%	1.18	%D
98	%C	112%	88%	44	%CE	98	%C	112%	88%	44	%CE	98	%C	112%	88%	44	%CE

69

Delivery of Documents

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shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone:	By Mail:
American Beacon Funds
Institutional, Y, and Investor Classes	P.O. Box 219643
Call (800) 658-5811	Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 202-551-8090. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended August 31 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Flexible Bond Fund are service marks of American Beacon Advisors, Inc.

SAR 2/14

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Zebra Global Equity and Zebra Small Cap Equity Funds

At times, certain securities may have limited marketability and may be difficult to sell. The Funds may invest in future contracts which are a type of derivative investment. Investing in derivatives could result in losing more than the amount invested. Investing in foreign securities entails additional risk not associated with domestic securities, such as currency fluctuations, economic and political instability and differences in accounting standards. The Funds may participate in a securities lending program. Zebra Small Cap Equity Fund invests in small and / or mid-sized companies which involves additional risks such as limited liquidity and greater volatility than larger companies.

London Company Income Equity Fund

The Fund’s primary risks include focused holdings risk, interest rate risk, small and medium capitalization risk, foreign exposure risk, future contracts risk, dividend risk and credit risk. These risks may expose the Fund’s investments to greater price fluctuations than the market as a whole. Because the Fund is a focused portfolio of fewer companies, the increase or decrease of the value of a single stock may have a greater impact on the Fund’s NAV and total return when compared to other diversified funds. Investing in debt securities entails interest rate risk, which is the risk that debt securities will decrease in value with increases in market interest rates. Investing in the securities of small and mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Investing in foreign equities entails additional risk not associated with domestic equities, such as currency fluctuations, economic and political instability and differences in accounting standards. The Fund may invest in futures contracts which are a type of derivative investment. Investing in derivatives could result in losing more than the amount invested. Investing in dividend-paying stocks entails dividend risk, which is the risk that a stock may not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. Credit risk is the risk that the decline in an issuer’s credit rating may have an adverse impact on the value of that security.

SiM High Yield Opportunities Fund

This Fund typically invests in a variety of domestic and foreign high-yield, high risk securities. Investing in high-yield securities involves additional risks when compared to investing in investment-grade securities. These include a greater risk of default or bankruptcy and an increased sensitivity to financial difficulties or changes in interest rates. These risks are enhanced through the use of derivative securities, foreign and emerging markets securities.

Please see the prospectus for a more complete discussion of the risks of investing in these Funds.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	February 28, 2014

Dear Shareholders,

One of the themes that has permeated the investing landscape over the past few years has been the notion of a “risk-on, risk-off” market. The idea is that changes in asset prices are, at least in part, driven by changes in risk tolerance on the part of investors. In a “risk-on” period, investors are willing to choose higher risk/reward investments.

That appears to be the environment we have been dealing with in recent times. While plain-vanilla corporate and government bonds didn’t do well at all in 2013 – the benchmark Barclays Capital U.S. Aggregate Index (“the Barclays Agg”) declined for only the third time in its history – stocks soared. For the six months under review, the Russell 1000 Index (representing large-cap stocks) rose by 15.67%, while the Russell 2000 Index (representing small caps) rose by

17.75%. Global stocks, which are often perceived as riskier than domestic equities, did almost as well, returning 14.67% for the period as measured by the MSCI World Index.

But it’s important to remember that equities aren’t the only “risk-on” asset. High-yield bonds, which aren’t covered by the Barclays Agg, tend to have risk-return characteristics closer to equities than to other types of corporate or government bonds. The Merrill Lynch/Bank of America US High Yield Master II Index, which serves as a benchmark for the high-yield universe, returned 7.41% for the period.

American Beacon Advisors is proud to offer mutual funds that cover all these asset classes. For the six months ended February 28, 2014:

•	American Beacon The London Company Income Equity Fund (Investor Class) returned 11.03%.

•	American Beacon Zebra Global Equity Fund (Investor Class) returned 11.98%.

•	American Beacon Zebra Small Cap Equity Fund (Investor Class) returned 13.12%.

•	American Beacon SiM High Yield Opportunities Fund (Investor Class) returned 7.82%.

Thank you for your continued investment in the American Beacon Funds. For additional information about our Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,
Gene L. Needles, Jr.
President
American Beacon Funds

American Beacon The London Company Income Equity FundSM

Performance Overview

February 28, 2014 (Unaudited)

The Investor Class of the American Beacon The London Company Income Equity Fund (the “Fund”) returned 11.03% for the six months ended February 28, 2014. The Fund underperformed the Russell 1000 Value Index (the “Index”) return of 13.46% for the same period.

Total Returns for the Period ended 2/28/2014

	6 Months*	1 Year	Since Inception (5/29/2012)
Institutional Class (1,2,4)	11.11%	18.66%	18.77%
Y Class (1,2,4)	11.18%	18.63%	18.75%
Investor Class (1,2,4)	11.03%	18.32%	18.42%
A Class with sales charge (1,2,4)	4.66%	11.34%	14.33%
A Class without sales charge (1,2,4)	11.01%	18.17%	18.25%
C Class with sales charge (1,2,4)	9.57%	16.37%	17.37%
C Class without sales charge (1,2,4)	10.57%	17.37%	17.37%
Russell 1000 Value Index (3)	13.46%	23.44%	22.81%

*	Not annualized.
1.	Please note that the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.
2.	A portion of the fees charged to each Class of the Fund was waived and/or reimbursed since inception. Performance prior to waiving and/or reimbursing fees was lower than the actual returns shown since inception. A portion of the fees charged to the Investor Class of the Fund were recovered in 2014, performance prior to recovering fees would have been higher than the actual returns shown.
3.	The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000® Value Index and Russell 1000 Index are registered trademarks of the Frank Russell Company. One cannot directly invest in an index.
4.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 1.14%, 1.10%, 1.55%, 1.60%, and 2.27%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s underperformance relative to the Index was driven primarily by weaker security selection among the various economic sectors as the relative weightings among the sectors proved to modestly benefit the Fund. During the six-month period, returns were positive across all but one sector for both the Fund and the Index. At least half of the sectors for both also generated double-digit returns.

The Fund’s security selection within the Financials sector was one of the strongest headwinds to the Fund’s relative returns. Federated Investors (up 1.8%), while generating a positive return, did not keep pace with the Index and was the largest detractor for the Financials sector. Security selection in the Information Technology sector also detracted from returns. CISCO Systems (down 5.8%) and IBM (up 2.6%) were two of the Fund’s weaker performers in that sector.

An underweight allocation to the Energy sector in conjunction with an overweight allocation to the Materials sector had a modest benefit to the Fund’s return relative to the Index. Given the Fund’s portfolio construction approach and high conviction weightings across securities, the Fund’s over or underweight positioning relative to the economic sectors is expected to have less of an impact on relative returns over longer periods.

The sub-advisor’s investment process continues to focus on downside protection, current income and capital appreciation.

Top Ten Holdings (% Net Assets)
Hasbro, Inc.		4.3
General Dynamics Corp.		4.1
Wells Fargo & Co.		4.1
Pfizer, Inc.		4.0
Albemarle Corp.		3.9
Kinder Morgan Management LLC		3.7
Lorillard, Inc.		3.7
BlackRock, Inc.		3.6
Corning, Inc.		3.5
NewMarket Corp.		3.4

Total Fund Holdings	37

American Beacon The London Company Income Equity FundSM

Performance Overview

February 28, 2014 (Unaudited)

Sector Allocation (% Equities)
Financials	18.6
Information Technology	15.7
Consumer Staples	12.6
Health Care	11.6
Consumer Discretionary	10.8
Materials	10.0
Utilities	8.8
Energy	5.5
Industrials	4.2
Telecommunication Services	2.2

American Beacon Zebra Global Equity FundSM

Performance Overview

February 28, 2014 (Unaudited)

The Investor Class of the American Beacon Zebra Global Equity Fund (the “Fund”) returned 11.98% for the six-month period ended February 28, 2014, underperforming the MSCI World Index (the “Index”) return of 14.67% for the same period.

Total Returns for the Period ended 2/28/2014

	6 Months*	1 Year	3 Years	Since Inception (6/1/2010)
Institutional Class (1,3,5)	12.23%	19.11%	10.55%	15.30%
Y Class (1,3,5)	12.21%	19.02%	10.47%	15.23%
Investor Class (1,3,5)	11.98%	18.59%	10.16%	14.87%
A Class with sales charge (1,3,5)	5.53%	11.62%	7.88%	12.95%
A Class without sales charge (1,3,5)	11.95%	18.46%	10.03%	14.75%
C Class with sales charge (1,2,3,5)	10.56%	16.63%	9.25%	13.97%
C Class without sales charge (1,2,3,5)	11.56%	17.63%	9.25%	13.97%
MSCI World Index (4)	14.67%	21.68%	21.68%	15.10%
Russell 1000/ MSCI World Linked Index (4)	14.67%	21.68%	21.68%	17.35%
Russell 1000 Index (4)	15.67%	26.34%	14.60%	17.28%

*	Not annualized.
1.	Please note that the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares have a maximum sales charge of 5.75%.
2.	Fund performance for the since inception period represents the total returns achieved by the Investor Class from 6/1/10 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 6/1/10. The maximum contingent deferred sales charge is 1.00% for shares redeemed within one year of the date of purchase.
3.	A portion of the fees charged to each Class of the Fund was waived and/or reimbursed since inception. Performance prior to waiving and/or reimbursing fees was lower than the actual returns shown since inception.
4.	Prior to December 31, 2012, the Fund’s primary benchmark was the Russell 1000 Index, an index that measures the performance of the large-cap segment of the U.S. equity universe. The Fund changed its primary benchmark to the MSCI World Index, because the Fund changed its name and investment strategy. The Russell 1000/MSCI World Linked Index represents returns of the Russell 1000 Index up to December 31, 2012, and the MSCI World Index thereafter. The MSCI World Index is designed to measure the equity market performance of large- and mid-capitalization companies across 24 developed markets countries. The MSCI® information contained herein: (1) is provided “as is”, (2) is proprietary to MSCI and/or its content providers, (3) may not be used to create any financial instruments or products or any indexes and (4) may not be copied or distributed without MSCI’s express written consent. MSCI disclaims all warranties with respect to the information. Neither MSCI nor its content providers are responsible for any damages or losses arising from any use of this information. Russell 1000 Index is a registered trademark of the Frank Russell Company. One cannot directly invest in an index.
5.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 2.57%, 2.59%, 2.91%, 2.94%, and 3.75%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index from a stock selection standpoint as holdings in the Consumer Discretionary, Consumer Staples, Information Technology and Materials sectors detracted from performance. In the Consumer Discretionary sector, LKQ (down 4.7%), PetSmart (down 4.4%) and Mattel (down 6.5%) detracted the most value relative to the Index. Japan Tobacco (down 5.4%) and Suedzucker (down 13.7%) were the largest detractors in the Consumer Staples sector. Not owning Google and Facebook, which were up 43.5% and 65.8%, respectively in the Index, negatively impacted performance in the Information Technology sector. In the Materials sector, IAMGOLD (down 38.6%) and Fresnillo (down 19.9%) hurt performance. The aforementioned poor performance was slightly offset by good stock selection in the Industrials sector. In the Industrials sector, ACCIONA (up 55.8%), Xylem (up 59.7%) and Cintas (up 28.5%) were the largest contributors.

American Beacon Zebra Global Equity FundSM

Performance Overview

February 28, 2014 (Unaudited)

From a country perspective, the Fund’s U.S.-based companies were the largest detractors from performance. The Fund’s allocations to the United Kingdom, Japan and France added relative value.

The sub-advisor continues to focus on uncovering opportunities by investing in a portfolio of securities that are generally less popular with investors but nevertheless have strong fundamental characteristics. At the same time, the portfolio will be underweight stocks that are heavily followed but have weak fundamentals. This contrarian style has tended to result in a portfolio with very good risk-adjusted returns over time. Even though the strategy does not explicitly seek out low-beta stocks, a by-product of the investment process is often a realized beta of less than 1. Beta is a measure of the Fund’s systematic risk compared to the Index. For example, a beta of 0.90 would indicate that the Fund is expected to provide a 10% less return when the Index increases and a 10% better return when the Index decreases.

For the six month period, the daily beta of the Fund versus the Index was 1.03. Historically, the Fund has exhibited good downside capture characteristics. However, during the six months ending February 28, 2014, the MSCI World Index was down on 49 days and yet the Fund outperformed the Index on only 19 of those days (39% of the time). The sub-advisor believes the Fund’s beta should be lower going forward and that the strategy, and its resulting characteristics, should benefit the Fund’s performance over the longer term.

Top Ten Holdings (% Net Assets)
Nestle S.A.		1.6
Microsoft Corp.		1.3
BHP Billiton Ltd.		1.3
Royal Dutch Shell PLC		1.3
Qualcomm, Inc.		1.2
Exxon Mobil Corp.		1.1
Wal-Mart Stores, Inc.		1.1
International Business Machines Corp.		1.0
Accenture PLC		0.9
British American Tobacco PLC		0.9

Total Fund Holdings	185

Sector Allocation (% Equities)
Financials	14.6
Information Technology	13.9
Consumer Discretionary	13.5
Industrials	13.1
Energy	11.0
Consumer Staples	10.7
Materials	8.5
Health Care	7.2
Utilities	4.2
Telecommunication Services	3.3

Country Allocation (% Equities)
United States	52.5
United Kingdom	8.9
Japan	7.9
France	6.7
Switzerland	4.5
Australia	3.5
Germany	3.4
Canada	3.2
Sweden	1.6
Spain	1.5
Italy	1.3
Belgium	1.1
Ireland	1.0
Hong Kong	1.0
Singapore	0.9
Finland	0.6
Bermuda	0.2
Austria	0.2

American Beacon Zebra Small Cap Equity FundSM

Performance Overview

February 28, 2014 (Unaudited)

The Investor Class of the American Beacon Zebra Small Cap Equity Fund (the “Fund”) returned 13.12% for the six-month period ended February 28, 2014, underperforming the Russell 2000® Index (the “Index”) return of 17.75% for the same period.

Total Returns for the Period ended 2/28/2014
	6 Months*	1 Year	3 Years	Since Inception (6/1/2010)
Institutional Class (1,3,5)	13.34%	28.81%	14.08%	18.70%
Y Class (1,3,5)	13.29%	28.80%	13.98%	18.58%
Investor Class(1,3,5)	13.12%	28.36%	13.66%	18.23%
A Class with sales charge (1,3,5)	6.52%	20.75%	11.27%	16.25%
A Class without sales charge (1,3,5)	13.02%	28.12%	13.47%	18.11%
C Class with sales charge (1,2,3,5)	11.59%	26.21%	12.64%	17.26%
C Class without sales charge (1,2,3,5)	12.59%	27.21%	12.64%	17.26%
Russell 2000 Index (4)	17.75%	31.56%	14.41%	17.98%

*	Not annualized.
1.	Please note that the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares have a maximum sales charge of 5.75%.
2.	Fund performance for the since inception period represents the total returns achieved by the Investor Class from 6/1/10 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 6/1/10. The maximum contingent deferred sales charge is 1.00% for shares redeemed within one year of the date of purchase.
3.	A portion of the fees charged to each Class of the Fund was waived and/or reimbursed since inception. Performance prior to waiving and/or reimbursing fees was lower than the actual returns shown since inception.
4.	The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors. Russell 2000 Index is a registered trademark of the Frank Russell Company. One cannot directly invest in an index.
5.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 2.78%, 2.80%, 3.08%, 3.23%, and 3.96%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index primarily due to stock selection, and to a lesser extent, through sector allocation. From a stock selection standpoint, holdings in the Industrials, Energy, Financials and Health Care sectors detracted the most value relative to the Index. Not owning Acuity Brands and Middleby, which were up 65.4% and 59.5%, respectively in the Index, negatively impacted the Fund’s performance in the Industrials sector. In the Energy sector, Calumet Specialty Products (down 11.5%) and Renewable Energy Group (down 2.2%) were the largest detractors. In the Financials sector, EZ Corp (down 24.8%) detracted relative value, as did not owning NorthStar Realty Finance which was up 81.0% in the Index. Not owning several pharmaceutical companies, including Intercept and ISIS which were up 797.5% and 97.4%, respectively in the Index, hurt performance in the Health Care sector. The aforementioned poor performance was slightly offset by good stock selection in the Consumer Discretionary sector where Helen of Troy (up 62.2%), Columbia Sportswear (up 37.6%) and DXP Enterprises (up 50.4%) were the largest contributors.

The Fund’s significant underweight in Health Care, the best performing sector in the Index, detracted more than 45 basis points (0.45%) from performance through sector allocation. An overweight in Consumer Discretionary, one of the poorer performing sectors in the Index, also detracted from the Fund’s returns.

The sub-advisor continues to focus on uncovering opportunities by investing in a portfolio of securities that are generally less popular with investors but nevertheless have strong fundamental characteristics. At the same time the portfolio will be underweight stocks that are heavily followed

American Beacon Zebra Small Cap Equity FundSM

Performance Overview

February 28, 2014 (Unaudited)

but have weak fundamentals. This contrarian style has tended to result in a portfolio with very good risk-adjusted returns over time. Even though the strategy does not explicitly seek out low-beta stocks, a by-product of the investment process is often a realized beta of less than 1. Beta is a measure of the Fund’s systematic risk compared to the Index. For example, a beta of 0.90 would indicate that the Fund is expected to provide a 10% less return when the Index increases and a 10% better return when the Index decreases.

For the six-month period, the beta of the Fund versus the Index was 0.89. In turn, the Fund exhibited good downside capture characteristics. As an illustration, in the six months ending February 28, 2014, the Index was down on 54 days. The Fund outperformed the Index on 29 of those days (54% of the time). The sub-advisor’s strategy, and its resulting characteristics, should benefit the Fund’s performance over the longer term.

Top Ten Holdings (% Net Assets)
Southwest Gas Corp.		1.7
Columbia Sportswear Co.		1.4
HSN, Inc.		1.4
Helen of Troy Ltd.		1.4
Syntel, Inc.		1.3
CVR Energy, Inc.		1.2
First Citizens BancShares, Inc.		1.2
Lancaster Colony Corp.		1.1
Amerco, Inc.		1.1
Remy International, Inc.		1.1

Total Fund Holdings	309

Sector Allocation (% Equities)
Financials	28.2
Consumer Discretionary	19.8
Industrials	16.7
Information Technology	9.1
Health Care	6.9
Energy	5.2
Utilities	4.5
Consumer Staples	4.5
Materials	4.3
Telecommunication Services	0.8

American Beacon SiM High Yield Opportunities FundSM

Performance Overview

February 28, 2014 (Unaudited)

The Investor Class of the American Beacon SiM High Yield Opportunities Fund (the “Fund”) returned 7.82% for the six months ended February 28, 2014. The Fund outperformed the BofA Merrill Lynch U.S. High Yield Master II Index (the “Index”) return of 7.41% for the same period.

Total Returns for the Period ended 2/28/2014
	6 Months*	1 Year	3 Years	Since Inception (2/14/2011)
Institutional Class (1,2,4)	8.05%	7.49%	10.09%	9.81%
Y Class (1,2,4)	7.99%	7.37%	9.93%	9.65%
Investor Class(1,2,4)	7.82%	7.16%	9.58%	9.31%
A Class with sales charge (1,2,4)	2.49%	1.79%	7.68%	7.48%
A Class without sales charge (1,2,4)	7.64%	6.91%	9.45%	9.22%
C Class with sales charge (1,2,4)	6.31%	5.09%	8.78%	8.47%
C Class without sales charge (1,2,4)	7.31%	6.09%	8.78%	8.47%
BofA Merrill Lynch US High Yield Master II Index (3)	7.41%	8.38%	8.78%	8.24%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares have a maximum sales charge of 4.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.
2.	A portion of the fees charged to the Institutional, Y, A, and C Classes of the Fund was waived and/or reimbursed since inception. Performance prior to waiving and/or reimbursing fees was lower than the actual returns shown since inception. A portion of the fees charged to the Investor Class of the Fund was waived and/or reimbursed in 2011 and 2012 and recovered in 2013. Performance prior to waiving and/or reimbursing fees was lower than the actual returns shown in 2011 and 2012.
3.	The BofA Merrill Lynch US High Yield Master II Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a below investment grade rating and an investment grade rated country of risk. In addition, qualifying securities must have at least one year remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $100 million. Defaulted securities and securities eligible for the dividends-received deduction are excluded from the Index. One cannot directly invest in an index.
4.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 0.93%, 0.99%, 1.15%, 1.41%, and 2.15%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

From a sector standpoint, strong issue selection in the Consumer, Foreign Sovereign, and Manufacturing sectors was a leading contributor to the Fund’s outperformance. Weaker returns from the Fund’s holdings in the Energy sector detracted.

From a sector allocation perspective, the Fund’s allocation to Cash (2.4%) and Agency (2.2%) securities detracted from relative returns.

From a credit quality perspective, the Fund benefited from strong security selection within the B-rated credit category as the Fund’s holdings gained 8.8% while the Index’s B-rated holdings gained 7.2%. The Fund was negatively impacted by a small allocation to securities that lacked a credit rating from Standard and Poor’s and by issue selection in the BB and CCC-rated credit categories.

From a credit quality allocation perspective, the Fund’s relative weightings within the high yield credit rating categories (BB, B, and CCC) proved beneficial during the period. On the other hand, the Fund’s small allocation to investment grade securities and cash equivalents detracted from relative returns.

The Fund has the flexibility to utilize derivative instruments and will do so to enhance return, hedge risk, manage liquidity, or to gain efficient exposure to an asset class. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purposes of creating financial leverage. During the period, the Fund experienced modest gains from the use of derivatives.

American Beacon SiM High Yield Opportunities FundSM

Performance Overview

February 28, 2014 (Unaudited)

The sub-advisors’ investment process of identifying long-term secular themes and seeking out of favor sectors through bottom-up fundamental research remains in place.

Top Ten Holdings (% Net Assets)

Continental Airlines Finance Trust II, 6.00%, Due 11/15/2030		2.7
Tenet Healthcare Corp., 4.500%, Due 4/1/2021		2.4
DaVita, Inc., 5.750%, Due 8/15/2022		2.4
DigitalGlobe, Inc., 5.250%, Due 2/1/2021		2.3
Simmons Foods, Inc., 10.500%, Due 11/1/2017, 144A		2.2
ADS Tactical, Inc., 11.00%, Due 4/1/2018, 144A		2.2
Southern Graphics, Inc., 8.375%, Due 10/15/2020, 144A		2.2
Virgin Media Finance PLC, 6.375%, Due 4/15/2023, 144A		2.2
Mexico Government Bond, 5.000%, Due 6/15/2017		2.2
Sealed Air Corp., 6.500%, Due 12/1/2020, 144A		2.2

Total Fund Holdings	77

Sector Allocation (% Investments)

Service	36.5
Manufacturing	21.3
Transportation	8.8
Consumer	8.3
Finance	8.0
Telecommunications	5.2
Utilities	3.9
Sovereign	3.2
Agency	1.9
Short-Term Investments	1.3
Financials	0.7
Materials	0.4
U.S. Treasury	0.3
Energy	0.2

Country Allocation (% Fixed Income)

United States	71.5
United Kingdom	7.1
Mexico	4.2
Spain	3.2
France	2.7
Bermuda	2.3
Cyprus	2.1
Greece	2.0
Netherlands	2.0
Luxembourg	1.6
Canada	1.0
Brazil	0.3

S&P credit ratings for long-term obligations (or issuers thereof) are AAA, AA, A, BBB, BB, B, CCC, CC, C, and D in decreasing order. For example, obligations rated AAA are judged to be of the highest quality, BBB to be of medium grade, CCC are judged to be speculative and obligations rated D are in default. Obligations rated in one of the four highest categories are considered to be investment grade while all other ratings are considered non-investment grade.

American Beacon FundsSM

Fund Expenses

February 28, 2014 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchased shares and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from September 1, 2013 through February 28, 2014.
Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Fund Expenses

February 28, 2014 (Unaudited)

The London Company Income Equity Fund

	Beginning Account Value 9/1/2013	Ending Account Value 2/28/2014	Expenses Paid During Period 9/1/2013- 2/28/2014*
Institutional Class
Actual	$1,000.00	$1,111.09	$4.14
Hypothetical**	$1,000.00	$1,020.88	$3.96
Y Class
Actual	$1,000.00	$1,111.81	4.66
Hypothetical**	$1,000.00	$1,020.38	4.46
Investor Class
Actual	$1,000.00	$1,112.11	6.13
Hypothetical**	$1,000.00	$1,018.99	5.86
A Class
Actual	$1,000.00	$1,110.11	6.75
Hypothetical**	$1,000.00	$1,018.40	6.46
C Class
Actual	$1,000.00	$1,105.73	10.65
Hypothetical**	$1,000.00	$1,014.68	10.19

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.79%, 0.89%, 1.17%, 1.29%, and 2.04% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Zebra Global Equity Fund

	Beginning Account Value 9/1/2013	Ending Account Value 2/28/2014	Expenses Paid During Period 9/1/2013- 2/28/2014*
Institutional Class
Actual	$1,000.00	$1,122.32	$4.16
Hypothetical**	$1,000.00	$1,020.88	$3.96
Y Class
Actual	$1,000.00	$1,122.06	4.68
Hypothetical**	$1,000.00	$1,020.38	4.46
Investor Class
Actual	$1,000.00	$1,119.84	6.15
Hypothetical**	$1,000.00	$1,018.99	5.86
A Class
Actual	$1,000.00	$1,119.53	6.78
Hypothetical**	$1,000.00	$1,018.40	6.46
C Class
Actual	$1,000.00	$1,115.58	10.70
Hypothetical**	$1,000.00	$1,014.68	10.19

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.79%, 0.89%, 1.17%, 1.29%, and 2.04% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Zebra Small Cap Equity Fund

	Beginning Account Value 9/1/2013	Ending Account Value 2/28/2014	Expenses Paid During Period 9/1/2013- 2/28/2014*
Institutional Class
Actual	$1,000.00	$1,133.42	$5.24
Hypothetical**	$1,000.00	$1,019.89	$4.96
Y Class
Actual	$1,000.00	$1,132.92	5.76
Hypothetical**	$1,000.00	$1,019.39	5.46
Investor Class
Actual	$1,000.00	$1,131.23	7.24
Hypothetical**	$1,000.00	$1,018.00	6.85
A Class
Actual	$1,000.00	$1,130.23	7.87
Hypothetical**	$1,000.00	$1,017.41	7.45
C Class
Actual	$1,000.00	$1,125.86	11.81
Hypothetical**	$1,000.00	$1,013.69	11.18

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.99%, 1.09%, 1.37%, 1.49%, and 2.24% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

SiM High Yield Opportunities Fund

	Beginning Account Value 9/1/2013	Ending Account Value 2/28/2014	Expenses Paid During Period 9/1/2013- 2/28/2014*
Institutional Class
Actual	$1,000.00	$1,080.45	$4.33
Hypothetical**	$1,000.00	$1,020.63	$4.21
Y Class
Actual	$1,000.00	$1,079.86	4.85
Hypothetical**	$1,000.00	$1,020.13	4.71
Investor Class
Actual	$1,000.00	$1,078.17	5.87
Hypothetical**	$1,000.00	$1,019.15	5.71
A Class
Actual	$1,000.00	$1,076.36	6.90
Hypothetical**	$1,000.00	$1,018.15	6.71
C Class
Actual	$1,000.00	$1,073.11	10.74
Hypothetical**	$1,000.00	$1,014.43	10.44

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.84%, 0.94%, 1.14%, 1.34%, and 2.09% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
PREFERRED STOCK - 1.07%
FINANCIALS - 1.07%
Diversified Financials - 0.71%
Aegon N.V., 8.00%, Due 2/15/2042	23,582	$668
Morgan Stanley Capital Trust VIII, 6.45%, Due 4/15/2067	26,090	652

		1,320

Insurance - 0.36%
Montpelier Re Holdings Ltd., 8.875%, Due 5/10/2016	24,820	677

Total Financials		1,997

Total Preferred Stock (Cost $1,982)		1,997

COMMON STOCK - 96.70%
CONSUMER DISCRETIONARY - 10.54%
Hotels, Restaurants & Leisure - 3.15%
Carnival Corp.	148,820	5,902

Leisure Equipment & Products - 4.34%
Hasbro, Inc.	147,387	8,130

Specialty Retail - 3.05%
Lowe’s Cos., Inc.	114,273	5,717

Total Consumer Discretionary		19,749

CONSUMER STAPLES - 12.32%
Beverages - 1.91%
Coca-Cola Co.	93,600	3,576

Tobacco - 10.41%
Altria Group, Inc.	169,110	6,132
Lorillard, Inc.	139,991	6,868
Philip Morris International, Inc.	37,999	3,074
Reynolds American, Inc.	67,802	3,446

		19,520

Total Consumer Staples		23,096

ENERGY - 5.38%
Chevron Corp.	39,086	4,508
ConocoPhillips	83,769	5,570

Total Energy		10,078

FINANCIALS - 17.29%
Diversified Financials - 10.90%
BlackRock, Inc., Class A	21,962	6,695
Federated Investors, Inc., Class B	222,090	6,085
Wells Fargo & Co.	164,756	7,649

		20,429

Insurance - 2.86%
Cincinnati Financial Corp.	114,461	5,366

Real Estate - 3.53%
Corrections Corp. of AmericaA	150,310	5,013
Vornado Realty Trust	76,900	1,608

		6,621

Total Financials		32,416

	Shares	Fair Value
		(000’s)
HEALTH CARE - 11.31%
Bristol-Myers Squibb Co.	105,485	$5,672
Eli Lilly & Co.	92,878	5,536
Johnson & Johnson	27,553	2,538
Pfizer, Inc.	232,013	7,451

Total Health Care		21,197

INDUSTRIALS - 4.09%
General Dynamics Corp.	69,995	7,667

INFORMATION TECHNOLOGY - 15.32%
Communications Equipment - 6.08%
Cisco Systems, Inc.	222,320	4,847
Corning, Inc.	341,000	6,571

		11,418

Computers & Peripherals - 1.59%
International Business Machines Corp.	16,067	2,975

IT Consulting & Services - 2.32%
Paychex, Inc.	103,961	4,341

Semiconductor Equipment & Products - 2.91%
Intel Corp.	220,481	5,459

Software - 2.42%
Microsoft Corp.	118,458	4,538

Total Information Technology		28,731

MATERIALS - 9.74%
Albemarle Corp.	111,945	7,387
NewMarket Corp.	17,011	6,288
The Mosaic Co.	93,830	4,585

Total Materials		18,260

TELECOMMUNICATION SERVICES - 2.14%
Verizon Communications, Inc.	84,124	4,003

UTILITIES - 8.57%
Electric - 4.84%
Dominion Resources, Inc.	74,338	5,159
Duke Energy Corp.	55,191	3,912

		9,071

Gas - 3.73%
Kinder Morgan Management LLCB C	100,160	6,991

Total Utilities		16,062

Total Common Stock (Cost $168,579)		181,259

SHORT-TERM INVESTMENTS - 3.26% (Cost $6,102)
JPMorgan U.S. Government Money Market Fund, Capital Class	6,101,949	6,102

TOTAL INVESTMENTS - 101.03% (Cost $176,663)		189,358
LIABILITIES, NET OF OTHER ASSETS - (1.03%) (1,934)

TOTAL NET ASSETS - 100.00%		$187,424

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

Percentages are stated as a percent of net assets.

A	REIT - Real Estate Investment Trust.
B	Limited Liability Company.
C	Non-income producing security.

Futures Contracts Open on February 28, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index March Futures	Long	62	March, 2014	$5,759	$130

				$5,759	$130

See accompanying notes

American Beacon Zebra Global Equity FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Australia - 3.24%
Common Stocks - (Cost $236)
BHP Billiton Ltd., ADRA	2,619	$90
Iluka Resources LimitedB	1,353	11
Leighton Holdings Ltd.B	1,034	17
Sonic Healthcare Ltd.	1,253	19
Wesfarmers LimitedB	721	27
Woodside Petroleum Ltd.B	944	32
Woolworths Holdings Ltd.B	828	27

Total Australia		223

Austria - 0.17%
Common Stocks - (Cost $11)
Raiffeisen Bank International AG	178	7
Verbund AGB	259	5

Total Austria		12

Belgium - 1.02%
Common Stocks - (Cost $60)
Belgacom S.A.B	1,378	41
Colruyt S.A.B	518	29

Total Belgium		70

Bermuda - 0.19%
Common Stocks - (Cost $14)
Cheung Kong Infrastructure Holdings Ltd.	2,000	13

Canada - 2.99%
Common Stocks - (Cost $196)
Agrium, Inc.	337	31
Canadian National Railway Co.	817	46
IAMGOLD Corp.	6,028	22
Imperial Oil Ltd.	540	24
Silver Wheaton Corp.	1,356	35
Suncor Energy, Inc.	1,428	48

Total Canada		206

Finland - 0.52%
Common Stocks - (Cost $30)
Kone Oyj-BB	212	9
Orion Corp., Class BB	270	9
Pohjola Bank PLC, Class AB D	340	8
Sampo OYJ, Class A	206	10

Total Finland		36

France - 6.28%
Common Stocks - (Cost $345)
Air Liquide S.A.	258	36
Casino Guichard PerrachonB	187	21
Christian DiorB	193	38
CNP AssurancesB	1,404	30
Dassault Systems S.A.B	206	24
EDF S.A.	1,361	54
Imerys S.A.B	330	31
LVMH Moet Hennessy Louis VuittonB	323	60

	Shares	Fair Value
		(000’s)
NatixisB	4,102	$30
Rexel S.A.	789	20
Societe BIC S.A., ADRA B	195	25
Total S.A.	988	64

Total France		433

Germany - 3.13%
Common Stocks - (Cost $174)
Axel Springer AGB	453	32
BASF SEB	337	39
Hannover Rueckversicheru-RegB	308	26
Hugo Boss AGB	221	29
SAP AG	406	33
Suedzucker AGB	839	23
United Internet AG Reg SB	725	34

Total Germany		216

Hong Kong - 0.91%
Common Stocks - (Cost $69)
ASM Pacific Technology Ltd.	1,100	10
Hopewell Holdings Ltd.	4,000	14
PCCW Ltd.	23,000	11
Sino Land Co., Ltd.	10,000	14
Wharf Holdings Ltd.	2,000	14

Total Hong Kong		63

Ireland - 0.94%
Common Stocks - (Cost $58)
Accenture PLC, Class AD	777	65

Italy - 1.22%
Common Stocks - (Cost $61)
Exor SpAB	800	33
Luxottica Group SpA, ADRA	932	51

Total Italy		84

Japan - 7.33%
Common Stocks - (Cost $459)
Asahi Kasei Corp.	3,000	21
Central Japan Railway Co.	200	24
Daihatsu Motor Co. Ltd.	1,000	16
Gunma Bank Ltd.	3,000	16
Hankyu Hanshin Holdings, Inc.	3,000	16
Hino Motors Ltd.	1,000	15
Hoya Corp.	800	24
Idemitsu Kosan Co., Ltd.	800	16
Inpex Corp.	2,000	26
Itochu Techno Solutions Corp.B	400	19
Japan Tobacco, Inc.	1,400	44
Kansai Paint Co., Ltd.	1,000	13
Mitsubishi Electric Corp.B	2,000	24
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,100	16
NTT DOCOMO, Inc.B	3,100	52
Osaka Gas Co., Ltd.	4,000	17
Otsuka Holdings Co., Ltd.	700	21
Shimamura Co. Ltd.B	100	9
Tokyo Gas Co., Ltd.	4,000	20
Toto Ltd.B	2,000	28

See accompanying notes

American Beacon Zebra Global Equity FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Toyota Tshusho Corp.B	700	$17
Yahoo Japan Corp.	5,400	34
Yamaguchi FinancialB	2,000	17

Total Japan		505

Singapore - 0.80%
Common Stocks - (Cost $60)
Jardine Cycle & Carriage Ltd.	1,000	31
Oversea-Chinese Banking Corp., Ltd.	2,000	15
Singapore Technologies Engineering Ltd.	3,000	9

Total Singapore		55

Spain - 1.35%
Common Stocks - (Cost $67)
Acciona S.A.	587	46
Zardoya Otis S.A.B	2,698	47

Total Spain		93

Sweden - 1.48%
Common Stocks - (Cost $81)
Atlas Copco AB, Class BB	791	21
Hennes & Mauritz ABB	1,011	46
Nordea Bank ABB	2,460	35

Total Sweden		102

Switzerland - 4.21%
Common Stocks - (Cost $222)
ACE Ltd.	344	34
EMS Chemie Holdings AG Reg.B	41	16
Garmin Ltd.	857	46
Kuehne + Nagel International AG, Reg S B E	167	24
Nestle S.A.	1,486	112
Sika AG BRB	6	22
TE Connectivity Ltd.	614	36

Total Switzerland		290

United Kingdom - 8.24%
Common Stocks - (Cost $489)
AstraZeneca PLC, ADRA B D	925	63
BAE Systems PLCD	3,769	26
British American Tobacco PLCD	1,196	65
BT Group PLCD	6,558	45
Bunzl PLCD	761	20
Fresnillo PLCB D	1,218	19
HSBC Holdings PLCD	5,249	56
Prudential PLCD	2,088	47
Reckitt Benckiser Group PLCD	477	39
Royal Dutch Shell PLC, Class BD	2,273	89
Sage Group PLCB D	2,970	21
Standard Chartered PLCD	1,709	37
Unilever PLCD	998	41

Total United Kingdom		568

United States - 49.00%
Common Stocks - (Cost $2,858)
3M Co.	391	53
Abbott Laboratories	1,149	46

	Shares	Fair Value
		(000’s)
AbbVie, Inc.	831	$42
Activision Blizzard, Inc.	1,799	35
Alliant Energy Corp.	565	31
Amgen, Inc.	355	44
Arch Capital Group Ltd.B	586	33
Arrow Electronics, Inc.	533	30
AT&T, Inc.	1,866	60
Bed Bath & Beyond, Inc.B	372	25
Berkshire Hathaway, Inc., Class BB	475	55
Brown-Forman Corp., Class B	402	34
C.H. Robinson Worldwide, Inc.	513	27
CA, Inc.	1,009	34
Chevron Corp.	419	49
Chubb Corp.	317	28
Cincinnati Financial Corp.	803	38
Cintas Corp.	664	40
Cisco Systems, Inc.	2,026	44
Colgate-Palmolive Co.	632	40
ConocoPhillips	467	31
Continental Resources, Inc.B	379	45
CVS Caremark Corp.	617	45
Danaher Corp.	498	38
Dentsply International, Inc.	661	30
DIRECTVB	575	45
Discovery Communications, Inc.B	299	25
DTE Energy Co.	555	39
Eli Lilly & Co.	817	49
Emerson Electric Co.	610	40
Everest Re Group Ltd.	254	38
Exxon Mobil Corp.	802	78
FLIR Systems, Inc.	848	29
FMC Corp.	648	50
Franklin Resources, Inc.	747	40
Genuine Parts Co.C	342	30
Harris Corp.	428	32
Henry Schein, Inc.B	253	30
HollyFrontier Corp.	576	26
Illinois Tool Works, Inc.	469	39
Integrys Energy Group, Inc.	505	29
Intel Corp.	2,233	55
International Business Machines Corp.	358	66
International Flavors & Fragrances, Inc.	384	36
Intuit, Inc.	442	35
Johnson & Johnson	406	37
LKQ Corp.B	1,322	37
Marathon Oil Corp.	737	25
Marathon Petroleum Corp.	429	36
Marsh & McLennan Cos., Inc.	634	31
Mattel, Inc.	729	27
McDonald’s Corp.	415	39
Medtronic, Inc.	710	42
Microsoft Corp.	2,407	92
Moody’s Corp.	655	51
NIKE, Inc., Class B	557	43
Northrop Grumman Corp.	280	34
Occidental Petroleum Corp.	436	42
Patterson Cos., Inc.	703	29
PepsiCo, Inc.	584	46
PetSmart, Inc.	467	31
Philip Morris International, Inc.	624	50
Phillips 66	601	45

See accompanying notes

American Beacon Zebra Global Equity FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Procter & Gamble Co.	400	$31
Public Service Enterprise Group, Inc.	845	31
Qualcomm, Inc.	1,091	82
Rockwell Collins, Inc.	383	32
Ross Stores, Inc.	457	33
SCANA Corp.	551	27
Schlumberger Ltd.	370	34
Sigma-Aldrich Corp.	387	37
Sirius XM Holdings, Inc.	8,647	31
SLM Corp.	1,155	28
Synopsys, Inc.B	945	38
T. Rowe Price Group, Inc.	438	36
TJX Cos., Inc.	636	40
Travelers Cos., Inc.	322	27
U.S. Bancorp	1,041	43
United Technologies Corp.	381	44
VF Corp.	560	33
Viacom, Inc., Class B	409	36
Wal-Mart Stores, Inc.	1,008	75
Wells Fargo & Co.	1,110	51
WR Berkley Corp.	661	27
Xylem, Inc.	901	35

Total United States		3,376

SHORT-TERM INVESTMENTS - 7.10% (Cost $489)
JPMorgan U.S. Government Money Market Fund, Capital Class	489,331	489

TOTAL INVESTMENTS - 100.12% (Cost $5,979)		6,899
LIABILITIES, NET OF OTHER ASSETS - (0.12)%		(8)

TOTAL NET ASSETS - 100.00%		$6,891

Percentages are stated as a percent of net assets.

A	ADR - American Depositary Receipt.
B	Non-income producing security.
C	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $30 or 0.44% of net assets. The Fund has no right to demand registration of these securities.
D	PLC - Public Limited Company.
E	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

See accompanying notes

American Beacon Zebra Global Equity FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

Futures Contracts Open on February 28, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Emerging Markets March Futures	Long	3	March, 2014	$289	$10
S&P 500 Mini E Index March Futures	Long	3	March, 2014	279	8

				$568	$18

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 93.86%
CONSUMER DISCRETIONARY - 18.63%
Auto Components - 2.05%
Federal Signal Corp.A	9,696	$125
Remy International, Inc.	9,493	211
Shiloh Industries, Inc.	2,733	53

		389

Distributors - 1.16%
Core-Mark Holding Co., Inc.	1,200	95
DXP Enterprises, Inc.A	850	86
VOXX International Corp.A	3,029	39

		220

Hotels, Restaurants & Leisure - 1.29%
Einstein Noah Restaurant Group, Inc.	2,024	30
Interval Leisure Group, Inc.	5,925	161
Monarch Casino & Resort, Inc.A	1,819	34
Nathan’s Famous, Inc.A	398	20

		245

Household Durables - 4.75%
Bassett Furniture Industries, Inc	1,654	25
CSS Industries, Inc.B	1,290	35
Flexsteel Industries, Inc.	1,175	44
Helen of Troy Ltd.A	4,074	266
Hooker Furniture Corp.	1,299	20
Kimball International, Inc., Class B	2,148	40
Knoll, Inc.	2,908	45
Lancaster Colony Corp.	2,406	217
Lifetime Brands, Inc.	2,334	39
Matthews International Corp., Class A	3,073	126
National Presto Industries, Inc.	565	44

		901

Internet & Catalog Retail - 2.26%
1-800-Flowers.com, Inc., Class AA	5,351	28
Global Sources Ltd.A	8,411	57
HSN, Inc.	4,666	267
Insight Enterprises, Inc.A	3,289	76

		428

Leisure Equipment & Products - 0.15%
Johnson Outdoors, Inc., Class A	1,271	28

Media - 1.09%
Courier Corp.	931	15
CTC Media, Inc.	18,014	191

		206

Multiline Retail - 0.78%
Fred’s, Inc., Class A	3,495	69
Gordmans Stores, Inc.	2,133	14
Stein Mart, Inc.	4,795	65

		148

Specialty Retail - 2.81%
America’s Car-Mart, Inc.A	1,335	48
Cato Corp., Class A	2,932	83
Destination Maternity Corp.	1,449	41
PC Connection, Inc.	2,218	45
Rent-A-Center, Inc.	5,507	139
Shoe Carnival, Inc.	2,224	58
Trans World Entertainment Corp.	10,296	43
West Marine, Inc.A	3,036	38

	Shares	Fair Value
		(000’s)
Winmark Corp.	483	$38

		533

Textiles & Apparel - 2.29%
Cherokee, Inc.	1,346	19
Columbia Sportswear Co.	3,266	270
Culp, Inc.B	1,847	36
Delta Apparel, Inc.A	1,339	22
Perry Ellis International, Inc.	1,703	24
RG Barry Corp.	1,362	25
Weyco Group, Inc.	1,467	39

		435

Total Consumer Discretionary		3,533

CONSUMER STAPLES - 4.26%
Beverages - 0.84%
Coca-Cola Bottling Co., Consolidated	781	59
National Beverage Corp.	4,742	100

		159

Food & Drug Retailing - 1.18%
Spartan Stores, Inc.	1,836	41
Village Super Market, Inc., Class A	1,223	34
Weis Markets, Inc.	2,944	148

		223

Food Products - 0.17%
John B Sanfilippo & Son, Inc.	1,315	32

Personal Products - 2.07%
Female Health Co.	2,543	18
Inter Parfums, Inc.	4,235	142
National American University Holdings, Inc.	4,259	16
Nature’s Sunshine Products, Inc.	1,884	28
Revlon, Inc., Class AA	4,858	115
Steiner Leisure Ltd.A	1,715	76

		395

Total Consumer Staples		809

ENERGY - 4.84%
Energy Equipment & Services - 1.36%
Blueknight Energy Partners LPC	3,929	35
Bolt Technology Corp.	662	13
Dawson Geophysical Co.	645	19
Matrix Service Co.A	2,174	70
RigNet, Inc.A	2,251	108
TGC Industries, Inc.	2,050	13

		258

Oil & Gas - 3.48%
Adams Resources & Energy, Inc.	659	49
Apco Oil and Gas International, Inc.A	3,221	46
Arabian American Development Co.A	3,240	40
Calumet Specialty Products Partners LPC	5,179	132
CVR Energy, Inc.	5,809	228
North European Oil Royalty TrustD	1,321	27
Panhandle Oil and Gas, Inc., Class A	626	23
Sabine Royalty TrustD	1,633	83
Warren Resources, Inc.A	7,369	33

		661

Total Energy		919

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
FINANCIALS - 26.51%
Banks - 12.25%
1st Source Corp.	2,924	$92
Access National Corp.	1,439	24
American National Bankshares, Inc.	614	14
Ames National Corp.	773	17
Bancfirst Corp.	1,497	82
Bank of Kentucky Financial Corp.B	663	23
Bank of Marin Bancorp	445	20
Bar Harbor Bankshares	482	18
Bryn Mawr Bank Corp.	1,492	43
C&F Financial Statutory Trust IB	397	15
Center Bancorp, Inc.B	1,605	30
Central Pacific Financial Corp.B	7,508	149
Century Bancorp, Inc., Class A	821	29
Chemical Financial Corp.	4,406	131
Chemung Financial Corp.	493	14
Citizens & Northern Corp.	1,222	24
City Holding Co.B	1,601	71
CNB Financial Corp.	1,113	20
CoBiz Financial, Inc.	4,281	48
Community Trust Bancorp, Inc.	1,735	69
Enterprise Bancorp, Inc.	761	15
Enterprise Financial Services Corp.	2,568	48
ESB Financial Corp.	1,785	23
Farmers National Banc Corp.	2,195	16
Fidelity Southern Corp.	2,761	40
Financial Institutions, Inc.	1,769	39
First Bancorp, Inc.	760	12
First Citizens BancShares, Inc., Class A	1,010	228
First Community Bancshares, Inc.B	2,481	42
First Defiance Financial Corp.	980	27
First Financial Corp.	1,448	50
First Financial Northwest, Inc.	2,600	27
First Merchants Corp.	3,486	75
German American Bancorp, Inc.	1,206	35
Great Southern Bancorp, Inc.	1,573	45
Hingham Institution for Savings	297	23
Home Bancorp, Inc.A	757	16
Horizon Bancorp	1,264	27
MainSource Financial Group, Inc.	2,514	43
Mercantile Bank Corp.	984	20
Merchants Bancshares, Inc.	478	16
MidSouth Bancorp, Inc.	1,249	22
NASB Financial, Inc.	1,554	39
National Bankshares, Inc.	570	21
Northrim BanCorp, Inc.B	772	19
Penns Woods Bancorp, Inc.	356	16
Peoples Bancorp, Inc.	1,365	33
Republic Bancorp, Inc., Class A	2,212	53
S.Y. Bancorp, Inc.	1,520	45
Sandy Spring Bancorp, Inc.	2,802	66
TowneBank	4,090	61
Trico Bancshares	1,700	42
Univest Corp of Pennsylvania	1,467	28
Washington Trust Bancorp, Inc.	1,576	55
West Bancorporation, Inc.	1,448	22

		2,322

	Shares	Fair Value
		(000’s)
Diversified Financials - 4.70%
Cascade BancorpA	8,637	$42
Credit Acceptance Corp.A	1,490	205
Diamond Hill Investment Group, Inc.	314	37
ExlService Holdings, Inc.A	1,739	49
EZCORP, Inc., Class AA	7,796	99
FBR & Co.A	3,733	97
Heartland Financial USA, Inc.	2,002	54
MicroFinancial, Inc.	1,827	15
MidWestOne Financial Group, Inc.	1,115	29
Pzena Investment Management, Inc., Class A	2,543	29
Texas Pacific Land TrustD	643	88
Tree.com, Inc.	1,318	45
Waterstone Financial, Inc.A	6,354	67
Westwood Holdings Group, Inc.	616	35

		891

Insurance - 2.59%
Baldwin & Lyons, Inc., Class B	1,734	45
Crawford & Co., Class B	5,837	49
EMC Insurance Group, Inc.	2,004	61
Fortegra Financial Corp.A B	2,936	21
Independence Holding Co.	2,497	34
Investors Title Co.	590	45
National Western Life Insurance Co., Class A	646	146
Safety Insurance Group, Inc.	1,628	91

		492

Real Estate - 6.97%
Amerco, Inc.	915	213
American Assets Trust, Inc.E	4,663	154
Ashford Hospitality Trust, Inc.E	7,026	79
Excel Trust, Inc.E	3,124	39
Franklin Street Properties Corp.E	6,451	81
Getty Realty Corp.	2,448	47
Gramercy Property Trust, Inc.E	30,058	174
Heritage Oaks BancorpA	3,243	26
Inland Real Estate Corp.E	7,059	76
National Health Investors, Inc.E	1,671	103
One Liberty Properties, Inc.E	1,039	23
Regional Management Corp.A	1,535	46
Select Income REITE	3,234	94
Urstadt Biddle Properties, Inc., Class AE	1,516	30
Winthrop Realty TrustE	11,891	138

		1,323

Total Financials		5,028

HEALTH CARE - 6.48%
Biotechnology - 1.22%
Acorda Therapeutics, Inc.A	1,445	53
Maxygen, Inc.F	4,647	0
Neogen Corp.A	1,012	44
PDL BioPharma, Inc.	13,878	119
Repligen Corp.A	995	15

		231

Health Care Equipment & Supplies - 2.36%
Abaxis, Inc.	541	21
ArthroCare Corp.A	869	42
Atrion Corp.	103	30

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Computer Programs and Systems, Inc.	250	$17
CONMED Corp.	1,123	52
Exactech, Inc.A	554	13
Masimo Corp.	1,764	45
Meridian Bioscience, Inc.	1,360	28
Natus Medical, Inc.A	1,006	25
Nutraceutical International Corp.	941	25
PhotoMedex, Inc.A	978	14
Staar Surgical Co.A	780	11
STERIS Corp.	2,374	110
Vascular Solutions, Inc.A	582	15

		448

Health Care Providers & Services - 1.96%
Bio-Reference Labs, Inc.A	733	19
Cantel Medical Corp.	1,355	44
Corvel Corp.A	828	38
IPC The Hospitalist Co., Inc.A	643	33
LHC Group, Inc.A	783	18
National Healthcare Corp.	871	45
Select Medical Holdings Corp.	14,030	157
US Physical Therapy, Inc.	546	18

		372

Pharmaceuticals - 0.94%
Insys Therapeutics, Inc.A	454	31
MWI Veterinary Supply, Inc.A	434	70
PharMerica Corp.A	1,261	30
Sagent Pharmaceuticals, Inc.A	2,204	47

		178

Total Health Care		1,229

INDUSTRIALS - 15.66%
Aerospace & Defense - 0.05%
KVH Industries, Inc.A	699	9

Air Freight & Couriers - 0.24%
Air Transport Services Group, Inc.A	7,118	45

Building Products - 0.41%
AAON, Inc.	2,108	63
Omega Flex, Inc.	621	14

		77

Commercial Services & Supplies - 8.62%
American Public Education, Inc.A	1,712	61
Bridgepoint Education, Inc.A	4,541	88
CDI Corp.	1,087	20
Ceco Environmental Corp.	2,593	42
Collectors Universe, Inc.	721	13
Corinthian Colleges, Inc.A	6,090	10
CSG Systems International, Inc.B	2,274	64
Deluxe Corp.	3,449	174
Dice Holdings, Inc.A	2,902	21
Electro Rent Corp.	1,066	19
Ennis, Inc	2,201	35
Franklin Covey Co.A	1,197	25
G&K Services, Inc., Class A	1,292	81
Geo Group, Inc.E	4,009	129
Herman Miller, Inc.	3,233	91
Insperity, Inc.	1,402	41
Intersections, Inc.	1,371	8
Kelly Services, Inc., Class A	2,665	67

	Shares	Fair Value
		(000’s)
Kforce, Inc.	2,014	$44
McGrath Rentcorp	1,755	57
Mine Safety Appliances Co.	2,210	114
Monotype Imaging Holdings, Inc.	1,807	51
Multi-Color Corp.	1,193	40
PHI, Inc.A	1,557	63
Resources Connection, Inc.	2,168	30
TeleTech Holdings, Inc.A	3,518	85
TRC Co. Inc.A	3,934	27
United Stationers Supply Co.	3,223	137

		1,637

Diversified Manufacturing - 0.37%
Myers Industries, Inc.	3,293	71

Electrical Equipment - 1.31%
Chase Corp.	897	27
Franklin Electric Co., Inc.	2,982	129
Houston Wire & Cable Co.	1,053	15
Powell Industries, Inc.	698	48
Preformed Line Products Co.	480	30

		249

Industrial Conglomerates - 1.57%
ICF International, Inc.A	1,530	62
Park-Ohio Industries, Inc.A	1,381	73
Raven Industries, Inc	2,148	78
Standex International Corp.	868	48
US Ecology, Inc.	1,032	37

		298

Machinery - 2.57%
Alamo Group, Inc.	786	41
Applied Industrial Technologies, Inc.	2,474	127
Columbus McKinnon Corp.A	2,380	61
Hardinge, Inc.	1,236	18
Hurco Co., Inc.	677	17
Kadant, Inc.	884	35
L.B. Foster Co., Class A	770	36
Lydall, Inc.A	1,303	26
Sun Hydraulics Corp.	1,618	68
Tennant Co.	947	58

		487

Marine - 0.18%
StealthGas, Inc.A	3,238	34

Road & Rail - 0.34%
Universal Truckload Services, Inc.	2,462	64

Total Industrials		2,971

INFORMATION TECHNOLOGY - 8.53%
Communications Equipment - 1.31%
Aware, Inc.	2,605	15
Black Box Corp.	1,060	28
InterDigital, Inc.	2,068	63
Mitel Networks Corp.A	4,933	47
Plantronics, Inc.	2,137	95

		248

Electronic Equipment & Instruments - 1.25%
Daktronics, Inc.	1,778	25
ePlus, Inc.	664	38
Measurement Specialties, Inc.A	729	44

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
MTS Systems Corp.	824	$59
Rofin-Sinar Technologies, Inc.A	1,605	38
Tessco Technologies, Inc.	591	23
Zygo Corp.A	759	11

		238

Internet Software & Services - 0.12%
eGain Corp.A	1,035	9
XO Group, Inc.A	1,088	13

		22

IT Consulting & Services - 2.71%
Computer Task Group, Inc.	712	12
iGATE Corp.A	4,094	139
Lionbridge TechnologiesA	3,244	23
Sykes Enterprises, Inc.A	2,713	53
Syntel, Inc.A	2,653	250
Virtusa Corp.A	1,085	39

		516

Semiconductor Equipment & Products - 2.25%
Amkor Technology, Inc.A	19,075	112
ATMI, Inc.A	1,770	60
Brooks Automation, Inc.	6,403	66
Cabot Microelectronics Corp.	1,214	54
GSI Group, Inc.A	2,043	26
MA COM Technology Solutions Holdings, Inc.A	3,104	53
Nova Measuring Instruments Ltd.A	1,475	17
PDF Solutions, Inc.A	1,864	38

		426

Software - 0.89%
American Software, Inc., Class A	1,097	11
EPIQ Systems, Inc.B	2,400	34
Magic Software Enterprises Ltd.	3,003	26
Pegasystems, Inc.	1,569	65
Sapiens International Corp., N.V.	2,239	17
VASCO Data Security International, Inc.A	1,848	15

		168

Total Information Technology		1,618

MATERIALS - 4.02%
Chemicals - 2.47%
Hawkins, Inc.	1,153	41
Innospec, Inc.	2,831	123
KMG Chemicals, Inc.	1,047	16
Quaker Chemical Corp.	1,302	101
Stepan Co.	2,537	154
Zep, Inc.	1,926	34

		469

Construction Materials - 0.15%
United States Lime & Minerals, Inc.	509	29

Containers & Packaging - 0.13%
UFP Technologies, Inc.A	937	24

Metals & Mining - 1.27%
AMCOL International Corp.	3,279	145
Hallador Energy Co.	4,746	38
NN, Inc.	1,479	29

	Shares	Fair Value
		(000’s)
Northwest Pipe Co.A B	807	$29

		241

Total Materials		763

TELECOMMUNICATION SERVICES - 0.75%
Diversified Telecommunication Services - 0.63%
Hawaiian Telcom Holdco, Inc.A	1,731	49
IDT Corp., Class B	2,074	37
Premiere Global Services, Inc.A	2,979	34

		120

Wireless Telecommunication Services - 0.12%
USA Mobility, Inc.	1,558	23

Total Telecommunication Services		143

UTILITIES - 4.18%
Electric - 1.73%
MGE Energy, Inc.	4,922	190
Otter Tail Corp.	4,564	138

		328

Gas - 1.79%
Delta Natural Gas Co., Inc.	928	19
Southwest Gas Corp.	5,942	320

		339

Water - 0.66%
Consolidated Water Co., Ltd.	3,650	46
Middlesex Water Co.	2,386	48
York Water Co.	1,565	32

		126

Total Utilities		793

Total Common Stock (Cost $16,299)		17,806

SHORT-TERM INVESTMENTS - 5.73% (Cost $1,088)
JPMorgan U.S. Government Money Market Fund, Capital Class	1,088,189	1,088

TOTAL INVESTMENTS - 99.59% (Cost $17,387)		18,894
OTHER ASSETS, NET OF LIABILITIES - 0.41%		78

TOTAL NET ASSETS - 100.00%		$18,972

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $568 or 2.98% of net assets. The Fund has no right to demand registration of these securities.
C	Limited Partnership.
D	Royalty Trust.
E	REIT - Real Estate Investment Trust.
F	Fair valued pursuant to procedures approved by the Board of Trustees.

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

Futures Contracts Open on February 28, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Future	Long	9	March, 2014	$1,064	$38

				$1,064	$38

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 1.46%
FINANCIALS - 0.69%
Real Estate Investment Trusts - 0.69%
Annaly Capital Management, Inc.A	186,000	$2,079
Omega Healthcare Investors, Inc.A	60,000	1,918

Total Financials		3,997

MANUFACTURING- 0.40%
Basic Materials - 0.40%
CVR Partners LPB	117,600	2,334

MATERIALS- 0.37%
Chemicals - 0.37%
Terra Nitrogen Co. LPB	13,150	2,172

Total Common Stock (Cost $7,513)		8,503

PREFERRED STOCKS - 2.67% (Cost $10,835)
TRANSPORTATION- 2.67%
Airlines - 2.67%
Continental Airlines Finance Trust II,6.00%, 11/15/2030	314,250	15,585

	Par AmountE
	(000’s)
DOMESTIC CONVERTIBLE OBLIGATIONS - 1.92%
Finance - 0.99%
Annaly Capital Management, Inc., 5.00%, Due 5/15/2015	$5,650	5,763

Manufacturing - 0.93%
AuRico Gold, Inc., 3.50%, Due 10/1/2016	5,600	5,411

Total Domestic Convertible Obligations (Cost $11,170)		11,174

DOMESTIC OBLIGATIONS - 70.24%
Consumer - 7.54%
Beverages & More, Inc., 10.00%, Due 11/15/2018C	2,850	2,907
Constellation Brands, Inc.,
6.00%, Due 5/1/2022	9,000	9,968
4.25%, Due 5/1/2023	4,000	3,920
Hawk Acquisition Sub, Inc., 4.25%, Due 10/15/2020C	5,600	5,586
North Atlantic Trading Co. Inc. 1st Lien Term Loan, 1.00%, Due 12/30/2019	3,300	3,333
North Atlantic Trading Co. Inc. 2nd Lien Term Loan, 1.00%, Due 6/30/2020	5,600	5,558
Simmons Foods, Inc., 10.50%, Due 11/1/2017C	11,810	12,769

		44,041

Energy - 0.22%
Saratoga Resources, Inc., 12.50%, Due 7/1/2016	1,855	1,285

Finance - 3.27%
Fly Leasing Ltd., 6.75%, Due 12/15/2020	9,500	9,809
Omega Healthcare Investors, Inc., 5.875%, Due 3/15/2024	3,000	3,128
TMX Finance LLC/TitleMax Finance Corp., 8.50%, Due 9/15/2018C D	5,600	6,118

		19,055

Manufacturing - 18.56%
Activision Blizzard, Inc., 5.625%, Due 9/15/2021C	6,950	7,471
ADS Tactical, Inc., 11.00%, Due 4/1/2018C	13,150	12,755
Alliant Techsystems, Inc., 5.25%, Due 10/1/2021C	5,650	5,791
B/E Aerospace, Inc., 5.25%, Due 4/1/2022	5,650	5,827
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, Due 1/15/2023D	9,000	8,843
Ducommun, Inc., 9.75%, Due 7/15/2018	7,450	8,363

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

		Par AmountE	Fair Value
		(000’s)	(000’s)
Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.25%, Due 1/15/2018C		$3,930	$3,930
LSB Industries, Inc., 7.75%, Due 8/1/2019C		10,500	11,261
Sealed Air Corp., 6.50%, Due 12/1/2020C		11,756	13,005
Sensata Technologies BV, 4.875%, Due 10/15/2023C		11,250	11,053
Servicios Corporativos Javer SAPI de CV, 9.875%, Due 4/6/2021C		6,925	7,341
Southern Graphics, Inc., 8.375%, Due 10/15/2020C		12,000	12,720

			108,360

Service - 28.57%
Ancestry.com, Inc.,
9.625%, Due 10/15/2018C		4,750	4,988
11.00%, Due 12/15/2020		7,000	8,225
Ceridian HCM Holding, Inc., 11.00%, Due 3/15/2021C		10,231	11,702
Churchill Downs, Inc., 5.375%, Due 12/15/2021C		3,000	3,068
DaVita, Inc., 5.75%, Due 8/15/2022		13,000	13,748
Griffey Intermediate Inc./Griffey Finance Sub LLC, 7.00%, Due 10/15/2020C		12,979	11,324
HCA, Inc., 4.75%, Due 5/1/2023		10,000	10,000
Kindred Healthcare, Inc., 8.25%, Due 6/1/2019		11,440	12,327
Lansing Trade Group LLC / Lansing Finance Co. Inc, 9.25%, Due 2/15/2019CD		4,700	4,712
LifePoint Hospitals, Inc., 5.50%, Due 12/1/2021C		5,650	5,911
Live Nation Entertainment, Inc., 7.00%, Due 9/1/2020C		9,250	10,152
MGM Resorts International, 7.75%, Due 3/15/2022		11,000	12,622
Nord Anglia Education UK Holdings PLC, 10.25%, Due 4/1/2017C		11,250	12,599
Station Casinos LLC, 7.50%, Due 3/1/2021D		9,250	9,921
Tenet Healthcare Corp., 4.50%, Due 4/1/2021		13,875	13,839
Univision Communications, Inc., 6.75%, Due 9/15/2022C		10,175	11,294
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, Due 3/15/2022D		10,000	10,500

			166,932

Telecommunications - 5.02%
DigitalGlobe, Inc., 5.25%, Due 2/1/2021		13,750	13,613
Satelites Mexicanos S.A. de CV, 9.50%, Due 5/15/2017		2,800	2,989
Virgin Media Finance PLC, 6.375%, Due 4/15/2023C		12,000	12,690

			29,292

Transportation - 3.27%
Titan Machinery, Inc., 3.75%, Due 5/1/2019		3,250	2,758
United Continental Holdings, Inc.,
6.375%, Due 6/1/2018		2,100	2,237
6.00%, Due 12/1/2020		1,300	1,354
US Airways Group, Inc., 6.125%, Due 6/1/2018		10,600	11,129
VRG Linhas Aereas S.A., 10.75%, Due 2/12/2023C		1,800	1,638

			19,116

Utilities - 3.79%
Calpine Corp., 7.875%, Due 1/15/2023C		9,857	11,089
Mirant Americas Generation LLC, 9.125%, Due 5/1/2031D		11,600	11,020

			22,109

Total Domestic Obligations (Cost $403,066)			410,190

FOREIGN CONVERTIBLE OBLIGATIONS - 1.10%
Consumer - 0.53%
Pescanova S.A.,
5.125%, Due 4/20/2017	EUR	7,450	1,645
8.75%, Due 2/17/2019	EUR	6,600	1,458

			3,103

Service - 0.57%
Rexlot Holdings Ltd., 6.00%, Due 9/28/2016	HKD	13,800	3,310

Total Foreign Convertible Obligations (Cost $12,073)			6,413

FOREIGN OBLIGATIONS - 16.78%
Finance - 3.46%
Emma Delta Finance,
8.50%, Due 10/15/2017C	EUR	6,000	8,530

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

		Par AmountE	Fair Value
		(000’s)	(000’s)
12.00%, Due 10/15/2017	EUR	$2,000	$3,147
MPT Operating Partnership LP/MPT Finance Corp., 5.75%, Due 10/1/2020	EUR	5,850	8,579

			20,256

Manufacturing - 1.02%
Frigoglass Finance BV, 8.25%, Due 5/15/2018C	EUR	4,000	5,963

Service - 6.55%
Cirsa Funding Luxembourg S.A., 8.75%, Due 5/15/2018C	EUR	7,650	11,008
Europcar Groupe S.A., 11.50%, Due 5/15/2017C	EUR	5,000	7,975
Gala Electric Casinos, 11.50%, Due 6/1/2019	GBP	3,800	6,793
Intralot Finance Luxemburg, 9.75%, Due 8/15/2018	EUR	5,650	8,853
Ono Finance II PLC, 11.125%, Due 7/15/2019C	EUR	2,350	3,602

			38,231

Sovereign - 3.13%
Greece, Hellenic Republic, 2.00%, Due 2/24/2023	EUR	5,000	5,242
Mexico Government Bond, 5.00%, Due 6/15/2017	MXN	170,000	13,032

			18,274

Transportation - 2.62%
CMA CGM S.A., 8.875%, Due 4/15/2019 C	EUR	5,350	7,403
Moto Finance PLC, 10.25%, Due 3/15/2017C	GBP	4,350	7,858

			15,261

Total Foreign Obligations (Cost $88,508)			97,985

U.S. AGENCY OBLIGATIONS - 1.86%
Federal National Mortgage Association,
1.375%, Due 11/15/2016		$1,000	1,020
1.25%, Due 1/30/2017		7,750	7,872
0.875%, Due 12/20/2017		2,000	1,977

Total U.S. Agency Obligations (Cost $10,827)			10,869

U.S. Treasury Obligations - 0.25% (Cost $1,452)
U.S. Treasury, 0.875%, Due 2/28/2017		1,450	1,458

		Shares
SHORT-TERM INVESTMENTS - 0.73% (Cost $4,289)
Short-Term Investments - 0.73%
JPMorgan U.S. Government Money Market Fund, Capital Class		4,289,464	4,289

TOTAL INVESTMENTS - 97.01% (Cost $549,733)			566,466
OTHER ASSETS, NET OF LIABILITIES - 2.99%			17,519

TOTAL NET ASSETS - 100.00%			$583,985

Percentages are stated as a percent of net assets.

A	REIT - Real Estate Investment Trust.
B	Master Limited Partnership.
C	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $250,280 or 42.86% of net assets. The Fund has no right to demand registration of these securities.
D	Limited Liability Company.
E	In U.S. Dollars unless otherwise noted.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2014 (Unaudited)

Futures Contracts Open at February 28, 2014 (000’s):
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
British Pound Globex March Futures	Short	147	3/17/2014	$15,396	$(387)
Euro Currency Globex March Futures	Short	431	3/17/2014	74,466	(425)

				$89,862	$(812)

OTC swap agreements outstanding on February 28, 2014:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (000’s):

Index/ Obligation	Counterparty	Fixed Rate	Maturity Date	Implied Credit Spread at 2/28/2014(2)	Notional Amount (3)	Upfront Premiums Received	Unrealized Appreciation (Depreciation)	Fair Value
Delta Airline	GLM	5.000%	12/20/2016	1.3934%	$1,000	$(121)	$216	$95
Delta Airline	GLM	5.000%	3/20/2017	1.4743%	1,000	(71)	172	101
Delta Airline	GLM	5.000%	3/20/2017	1.4743%	1,000	(85)	185	100
Delta Airline	JPM	5.000%	6/20/2017	1.6043%	2,000	(155)	364	209
Delta Airline	FBF	5.000%	6/20/2017	1.6043%	2,000	(161)	370	209
Delta Airline	GLM	5.000%	6/20/2017	1.6043%	1,000	(90)	195	105
Delta Airline	JPM	5.000%	9/20/2017	1.7118%	2,000	(167)	383	216
Delta Airline	FBF	5.000%	12/20/2017	1.8084%	2,000	(115)	338	221

						$(966)	$2,222	$1,256

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Glossary:

Counterpary Abbreviations:
FBF	Credit
GLM	Goldman
JPM	JPMorgan

Currency Abbreviations:
EUR	Euro	HKD	Hong Kong Dollar
GPB	British Pound	MXN	Mexican Peso

Exchange Abbreviations:
OTC	Over-the-Counter	Globex	Chicago Mercantile

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

February 28, 2014 (Unaudited) (in thousands, except share and per share amounts)

	The London Company Income Equity Fund	Zebra Global Equity Fund	Zebra Small Cap Equity Fund	SiM High Yield Opportunities Fund
Assets:
Investments in unaffiliated securities, at fair valueA	$189,358	$6,899	$18,894	$566,466
Foreign currency, at fair valueB	—	13	—	533
Cash	—	—	—	2,701
Swap premium paid	—	—	—	11,034
Swap Income receivable	—	—	—	118
Deposit with brokers for futures contracts	298	30	41	—
Dividends and interest receivable	595	14	31	11,069
Receivable for investments sold	—	—	25	5,312
Receivable for fund shares sold	1,393	—	17	2,075
Receivable for tax reclaims	—	3	—	165
Receivable for expense reimbursement (Note 2)	—	11	8	—
Receivable for variation margin on open futures contracts	11	1	—	—
Unrealized appreciation from swap agreements	—	—	—	2,222
Prepaid expenses	34	18	20	76

Total assets	191,689	6,989	19,036	601,771

Liabilities:
Swap premium received	—	—	—	12,000
Payable for investments purchased	119	—	—	3,121
Payable for fund shares redeemed	3,974	62	22	964
Payable for variation margin from open futures contracts	—	—	5	810
Payable under excess expense reimbursement plan (Note 2)	2	—	—	—
Dividends payable	—	—	—	293
Management and investment advisory fees payable	73	3	10	216
Administration and service fees payable	81	4	8	267
Transfer agent fees payable	1	3	1	42
Custody and fund accounting fees payable	2	1	—	2
Professional fees payable	12	20	17	33
Trustee fees payable	1	1	1	8
Payable for prospectus and shareholder reports	—	4	—	29
Other liabilities	—	—	—	1

Total liabilities	4,265	98	64	17,786

Net Assets	$187,424	$6,891	$18,972	$583,985

Analysis of Net Assets:
Paid-in-capital	172,777	5,961	17,456	566,289
Undistributed net investment income or (loss)	556	10	33	(2,119)
Accumulated net realized gain (loss)	1,267	(18)	(62)	1,643
Unrealized appreciation of investments	12,694	917	1,507	13,101
Unrealized appreciation of currency transactions	—	3	—	3,661
Unrealized appreciation or (depreciation) of futures contracts	130	18	38	(812)
Unrealized appreciation of swap agreements	—	—	—	2,222

Net assets	$187,424	$6,891	$18,972	$583,985

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	3,574,243	55,582	101,696	4,480,296

Y Class	6,035,110	15,750	426,026	11,122,210

Investor Class	1,164,473	67,619	400,718	26,093,444

A Class	1,661,708	357,823	323,618	8,389,211

C Class	2,159,192	74,562	102,424	6,571,781

Net assets (not in thousands):
Institutional Class	$46,130,437	$665,446	$1,418,284	$45,540,774

Y Class	$77,547,461	$190,030	$6,000,833	$114,258,841

Investor Class	$14,976,473	$810,847	$5,609,006	$270,741,628

A Class	$21,267,398	$4,326,140	$4,535,301	$85,829,751

C Class	$27,502,620	$898,238	$1,408,806	$67,613,631

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

February 28, 2014 (Unaudited) (in thousands, except share and per share amounts)

	The London Company Income Equity Fund	Zebra Global Equity Fund	Zebra Small Cap Equity Fund	SiM High Yield Opportunities Fund
Net asset value, offering and redemption price per share:
Institutional Class	$12.91	$11.97	$13.95	$10.16

Y Class	$12.85	$12.07	$14.09	$10.27

Investor Class	$12.86	$11.99	$14.00	$10.38

A Class	$12.80	$12.09	$14.01	$10.23

A Class (offering price)	$13.58	$12.83	$14.86	$10.74

C Class	$12.74	$12.05	$13.75	$10.29

A Cost of investments in unaffiliated securities	$176,663	$5,979	$17,387	$549,733
B Cost of foreign currency	$—	$13	$—	$531

See accompanying notes

American Beacon FundsSM

Statement of Operations

For the Six Months ended February 28, 2014 (Unaudited) (in thousands)

	The London Company Income Equity Fund	Zebra Global Equity Fund	Zebra Small Cap Equity Fund	SiM High Yield Opportunities Fund
Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$2,266	$63	$161	$634
Interest income	—	—	—	19,003

Total investment income	2,266	63	161	19,637

Expenses:
Management and investment advisory fees (Note 2)	292	14	43	1,276
Administration fees (Note 2):
Institutional Class	64	1	2	67
Y Class	77	—	5	149
Investor Class	18	1	8	391
A Class	35	9	6	161
C Class	35	1	2	125
Transfer agent fees:
Institutional Class	3	—	—	10
Y Class	1	—	—	5
Investor Class	2	1	1	18
A Class	1	1	—	8
C Class	1	—	—	6
Custody and fund accounting fees	8	11	3	41
Professional fees	18	19	17	47
Registration fees and expenses	37	32	30	69
Service fees (Note 2):
Y Class	26	—	2	50
Investor Class	15	1	7	358
A Class	13	3	2	60
C Class	13	1	1	47
Distribution fees (Note 2):
A Class	22	5	4	100
C Class	89	3	5	314
Prospectus and shareholder report expenses	4	5	2	40
Trustee fees	4	—	—	17
Other expenses	7	4	3	15

Total expenses	785	112	143	3,374

Net fees waived and expenses reimbursed (Note 2)	(21)	(69)	(47)	(42)

Net expenses	764	43	96	3,332

Net investment income	1,502	20	65	16,305

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	1,165	78	779	7,281
Foreign currency transactions	—	—	—	(829)
Futures contracts	425	27	16	(2,721)
Change in net unrealized appreciation or (depreciation) of:
Investments	10,295	562	509	16,817
Foreign currency transactions	—	72	—	5,022
Futures contracts	222	27	46	(1,680)
Swap agreements	—	—	—	1,021

Net gain from investments	12,107	766	1,350	24,911

Net increase in net assets resulting from operations	$13,609	$786	$1,415	$41,216

A Foreign taxes	—	2	—	—

See accompanying notes

American Beacon FundsSM

Statement of Changes of Net Assets (in thousands)

	The London Company Income Equity Fund		Zebra Global Equity Fund
	Six Months Ended February 28, 2014	Year Ended August 31, 2013	Six Months Ended February 28, 2014	Year Ended August 31, 2013
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,502	$1,109	$20	$190
Net realized gain from investments, futures contracts, and foreign currency transactions	1,590	712	105	1,727
Change in net unrealized appreciation or (depreciation) from investments, futures contracts, and foreign currency transactions	10,517	2,122	661	(441)

Net increase in net assets resulting from operations	13,609	3,943	786	1,476

Distributions to Shareholders:
Net investment income:
Institutional Class	(415)	(555)	(8)	(21)
Y Class	(424)	(156)	(2)	(6)
Investor Class	(92)	(111)	(13)	(32)
A Class	(124)	(103)	(40)	(137)
C Class	(71)	(24)	—	(3)
Net realized gain from investments:
Institutional Class	(276)	(10)	(175)	(52)
Y Class	(389)	(2)	(40)	(16)
Investor Class	(93)	(2)	(159)	(107)
A Class	(137)	(2)	(805)	(492)
C Class	(144)	—	(118)	(24)

Net distributions to shareholders	(2,165)	(965)	(1,360)	(890)

Capital Share Transactions:
Proceeds from sales of shares	102,732	95,667	1,429	665
Reinvestment of dividends and distributions	1,239	844	1,171	767
Cost of shares redeemed	(30,500)	(10,856)	(2,017)	(8,872)

Net increase (decrease) in net assets from capital share transactions (Note 9)	73,471	85,655	583	(7,440)

Net increase (decrease) in net assets	84,915	88,633	9	(6,854)

Net Assets:
Beginning of period	102,509	13,876	6,882	13,736

End of Period *	$187,424	$102,509	$6,891	$6,882

* Includes undistributed net investment income (loss) of	$5,561	$171	$10	$55

See accompanying notes

American Beacon FundsSM

Statement of Changes of Net Assets (in thousands)

	Zebra Small Cap Equity Fund		SiM High Yield Opportunities Fund
	Six Months Ended February 28, 2014	Year Ended August 31, 2013	Six Months Ended February 28, 2014	Year Ended August 31, 2013
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$65	$84	$16,305	$29,689
Net realized gain from investments, futures contracts, and foreign currency transactions	795	792	3,731	11,776
Change in net unrealized appreciation or (depreciation) from investments, futures contracts, and foreign currency transactions	555	845	21,180	(7,882)

Net increase in net assets resulting from operations	1,415	1,721	41,216	33,583

Distributions to Shareholders:
Net investment income:
Institutional Class	—	(87)	(1,723)	(3,986)
Y Class	—	(107)	(3,786)	(3,986)
Investor Class	—	(144)	(9,479)	(14,641)
A Class	—	(163)	(2,793)	(4,225)
C Class	—	(39)	(1,809)	(2,850)
Net realized gain from investments:
Institutional Class	(164)	(62)	(972)	(164)
Y Class	(294)	(80)	(2,323)	(127)
Investor Class	(633)	(107)	(5,954)	(667)
A Class	(295)	(124)	(1,827)	(178)
C Class	(104)	(33)	(1,418)	(131)

Net distributions to shareholders	(1,490)	(946)	(32,084)	(30,955)

Capital Share Transactions:
Proceeds from sales of shares	12,426	3,473	104,523	378,915
Reinvestment of dividends and distributions	1,394	853	28,266	25,146
Cost of shares redeemed	(4,066)	(2,315)	(76,084)	(190,594)
Redemption fees	—	—	10	217

Net increase in net assets from capital share transactions	9,754	2,011	56,715	213,684

Net increase in net assets	9,679	2,786	65,847	216,312

Net Assets:
Beginning of period	9,293	6,507	518,138	301,826

End of Period *	$18,972	$9,293	$583,985	$518,138

* Includes undistributed net investment income (loss) of	$33	$9	$(2,119)	$1,034

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), which is comprised of twenty-eight Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon The London Income Equity Fund, the American Beacon Zebra Global Equity Fund, the American Beacon Zebra Small Cap Equity Fund, and the SiM High Yield Opportunities Fund, (each a “Fund” and collectively, the “Funds”), each a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $ 250,000
Y Class	Investors making an initial investment of $ 100,000
Investor Class	General public and investors investing directly or through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)
C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC
Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

Recently Adopted Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Funds adopted ASU 2011-11 and 2013-01 effective January 1, 2013. The adoption did not have any impact on the Funds’ financial statements as the accounting standard affects only the disclosure requirements for offsetting financial instruments.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. Investment assets of each Fund are managed by investment advisors which have entered into separate

American Beacon FundsSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

investment advisory agreements with the Manager and the Trust. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Funds an annualized fee equal to 0.05% of the average daily net assets. The Funds pay the unaffiliated investment advisors hired to direct investment activities of the Funds. Management fees paid by the Funds during the six months ended February 28, 2014 were as follows (dollars in thousands):

Fund	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Net Amounts Retained by Manager
The London Company Income Equity	0.41%	$292	$257	$35
Zebra Global Equity	0.40%	14	12	2
Zebra Small Cap Equity	0.60%	43	39	4
SiM High Yield Opportunities	0.47%	1,276	1,139	137

Administration Agreement

The Manager and the Trust entered into an Administration Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administration Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, and Investor Classes of the Funds and 0.40% of the average daily net assets of the A and C Classes of the Funds.

Distribution Plans

The Funds, except for the A and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisor hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of the Funds’ shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Classes and and 1.00% of the average daily net assets of the C Classes of each Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee of 0.10% of the average daily net assets of Y Class, 0.15% of the average daily net assets of the A and C Class, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the six months ended February 28, 2014, the Zebra Global Equity Fund borrowed $90,531 for 1 day at a rate of 0.71% with interest charges of $2 and the SiM High Yield Opportunities Fund borrowed $2,983,668 for 1 day at a rate of 0.68% with interest charges of $56. This amount is recorded within “Other expense” on the accompanying Statements of Operations.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

Expense Reimbursement Plan

The Manager contractually agreed to reimburse the following Funds to the extent that total annual fund operating expenses exceeded the Funds’ expense cap. During the period ended February 28, 2014, the Manager reimbursed expenses as follows:

Fund	Class	Expense Cap	Reimbursed or (Recouped) Expenses	Expiration of Reimbursed Expenses
The London Company Income Equity	Institutional	0.79%	$10,885	2017
The London Company Income Equity	Y	0.89%	8,220	2017
The London Company Income Equity	Investor	1.17%	(4,459)	2017
The London Company Income Equity	A	1.29%	3,252	2017
The London Company Income Equity	C	2.04%	3,122	2017
Zebra Global Equity	Institutional	0.79%	8,910	2017
Zebra Global Equity	Y	0.89%	2,055	2017
Zebra Global Equity	Investor	1.17%	9,814	2017
Zebra Global Equity	A	1.29%	42,960	2017
Zebra Global Equity	C	2.04%	5,622	2017
Zebra Small Cap Equity	Institutional	0.99%	6,141	2017
Zebra Small Cap Equity	Y	1.09%	10,852	2017
Zebra Small Cap Equity	Investor	1.37%	16,298	2017
Zebra Small Cap Equity	A	1.49%	10,268	2017
Zebra Small Cap Equity	C	2.24%	3,389	2017
SiM High Yield Opportunities	Institutional	0.84%	11,959	2017
SiM High Yield Opportunities	Y	0.94%	9,626	2017
SiM High Yield Opportunities	A	1.34%	11,962	2017
SiM High Yield Opportunities	C	2.09%	8,663	2017

Of these amounts, $11,404, $8,298, and $107 are receivable from the Manager to the Zebra Global Equity, Zebra Small Cap Equity, and SiM High Yield Opportunities Funds, respectively, and $2,466 is payable from The London Company Income Equity Fund as of February 28, 2014. The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’s average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The reimbursed expenses listed above will expire in 2017. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recovered Expenses	Excess Expense Carryover	Expired Expenses	Expiration of Reimbursed Expenses
The London Company Income Equity	$4,459	$113,146	$—	2015
The London Company Income Equity	—	138,942	—	2016
Zebra Global Equity	—	46,357	47,533	2014
Zebra Global Equity	—	166,541	—	2015
Zebra Global Equity	—	162,423	—	2016
Zebra Small Cap Equity	—	100,737	—	2014
Zebra Small Cap Equity	—	155,632	—	2015
Zebra Small Cap Equity	—	122,920	—	2016
SiM High Yield Opportunities	—	108,505	5,128	2014
SiM High Yield Opportunities	—	131,807	—	2015
SiM High Yield Opportunities	—	153,626	—	2016

The Manager recovered $4,459 from the Investor Class of The London Company Income Equity Fund during the six months ended February 28, 2014 for the expenses that were set to expire August 31, 2015. The other Funds have not recorded a liability for potential reimbursements, due to the current assessment that a reimbursement is unlikely.

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”) may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. For the six months

American Beacon FundsSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

ended February 28, 2014, Foreside collected $41,855, $52, $6,910, and $20,115 in sales commissions from the sale of A Class shares for The London Company Income Equity, Zebra Global Equity, Zebra Small Cap Equity, and SiM High Yield Opportunities Funds, respectively.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended February 28, 2014, there were no CDSC fees collected for Class A Shares.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended February 28, 2014 CDSC fees of $2,389, $12 and $9,203 were collected for The London Company Income Equity, Zebra Small Cap Equity, and SiM High Yield Opportunities Funds, respectively.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates to fair value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of its

American Beacon FundsSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed, but the Fund is open. The Fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The Fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the Fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the six months ended February 28, 2014, there were no transfers between levels. As of February 28, 2014, the investments were classified as described below (in thousands):

The London Company Income Equity(1)	Level 1	Level 2		Level 3	Total
Preferred Stock	$1,997	$—		$—	$1,997
Common Stock	181,259	—		—	181,259
Short-Term Investments - Money Market Fund	6,102	—		—	6,102

Total Investments in Securities	$189,358	$—		$—	$189,358

Futures Contracts	$130	$—		$—	$130

Zebra Global Equity(1)	Level 1	Level 2		Level 3	Total
Foreign Common Stock	$3,034	$—		$—	$3,034
Domestic Common Stock	3,376	—		—	3,376
Short-Term Investments - Money Market Fund	489	—		—	489

Total Investments in Securities	$6,899	$—		$—	$6,899

Futures Contracts	$18	$—		$—	$18

Zebra Small Cap Equity(1)	Level 1	Level 2		Level 3	Total
Common Stock	$17,806	$—	[2]	$—	$17,806
Short-Term Investments - Money Market Fund	1,088	—		—	1,088

Total Investments in Securities	$18,894	$—		$—	$18,894

Futures Contracts	$38	$—		$—	$38

American Beacon FundsSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

SiM High Yield Opportunities(1)	Level 1	Level 2	Level 3	Total
Common Stock	$8,503	$—	$—	$8,503
Preferred Stock	—	15,585	—	15,585
Domestic Convertible Obligations	—	11,174	—	11,174
Domestic Obligations	—	410,190	—	410,910
Foreign Convertible Obligations	—	6,413	—	6,413
Foreign Obligations	—	97,985	—	97,985
U.S. Agency Obligations	—	10,869	—	10,869
U.S. Treasury Obligations	—	1,458	—	1,458
Short-Term Investments – Money Market Fund	4,289	—	—	4,289

Total Investments in Securities	$12,792	$553,674	$—	$566,466

Financial derivative instruments-assets	Level 1	Level 2	Level 3	Total
Swap Agreements	$—	$1,255	$—	$1,255
Futures Contracts	—	—	—	—

	$—	$1,255	$—	$1,255

Financial derivative instruments-liabilities	Level 1	Level 2	Level 3	Total
Swap Agreements	$—	$—	$—	$—
Futures Contracts	(812)	—	—	(812)

	$(812)	$—	$—	$(812)

(1)	Refer to the Schedules of Investments for industry or country information.
(2)	Amount less than $500 but greater than $0.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expense and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses in the Funds’ Statement of Operations.

Dividends to Shareholders

Dividends from net investment income of the Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

Commission Recapture

The Funds, except for SiM High Yield Opportunities Fund, have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Redemption Fees

The SiM High Yield Opportunities Fund imposes a 2% redemption fee on shares held for less than 90 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact, and other costs associated with short-term trading activity in the Fund. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of the Fund prorata based on their respective net assets.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and other Investments

American Depositary Receipts (“ADRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

Inflation-Indexed Bonds

The SiM High Yield Opportunities Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Payment In-Kind Securities

The SiM High Yield Opportunities Fund may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a prorata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statements of Assets and Liabilities.

Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the six months ended February 28, 2014 are disclosed in the Notes to the Schedule of Investments.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Master Agreements

The SiM High Yield Opportunities Fund is a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

Swap Agreements

The SiM High Yield Opportunities Fund may invest in swap agreements. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Fund may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee pursuant to procedures approved by the Board.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of periodic premium throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure up to the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation,

American Beacon FundsSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent a market participant view of the likelihood or risk of default for the underlying referent security to credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of February 28, 2014 for which the Fund is the seller of protection is disclosed in the Notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

For the six months ended February 28, 2014, the SiM High Yield Opportunities Fund entered into credit default swaps primarily for return enhancement, hedging, and exposing cash to markets.

The Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarters end (000’s).

	Credit Default Swap Notional Amounts Outstanding
For the Quarter Ended	August 31, 2013	February 28, 2014
SiM High Yield Opportunities	$12,000	$12,000

American Beacon FundsSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

Over-the-Counter Swap Agreements

OTC financial derivative instruments such as forward currency contracts, options contracts, interest rate, and credit default swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s Manager may provide a valuation pursuant to procedures approved by the Board. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or the Manager using a series of techniques, including simulation pricing models. The pricing models are inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends, and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair valuation hierarchy.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflect this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation or depreciation until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

For the six months ended February 28, 2014, the Funds entered into future contracts primarily for return enhancement and exposing cash to markets.

The Funds’ futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Number of Futures Contracts Outstanding
For the Quarter Ended	August 31, 2013	February 28, 2014
The London Company Income Equity	5	6
Zebra Global Equity	1	1
Zebra Small Cap Equity	1	1
SiM High Yield Opportunities	43	145

American Beacon FundsSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure (in thousands) (1) (2):

Fair Values of financial instruments on the Statements of Assets and Liabilities as of February 28, 2014 (000’s):

		The London Company Income Equity	Zebra Global Equity	Zebra Small Cap Equity
Statements of Assets and Liabilities	Derivative
Unrealized appreciation of futures contracts	Equity Contracts	$130	$18	$38

The effect of derivative financial instruments on the Statements of Assets and Liabilities during the six months ended February 28, 2014 (000’s):

Statements of Operations
Net realized gain from futures contracts	Equity Contracts	$425	$27	$16
Change in net unrealized appreciation of futures contracts	Equity Contracts	222	27	46

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)	The volume of derivative activity described above is reflective of the derivative activity through the current period of operations.

SiM High Yield Opportunities

The following is a summary of the Fund’s derivative financial instruments categorized by risk exposure(1)(2):

Fair Values of financial instruments on the Statements of Assets and Liabilities as of February 28, 2014 (000’s):

	Derivatives not accounted for as hedging instruments
	Credit contracts	Foreign exchange contracts	Interest rate contracts	Equity contracts	Total
Assets:
Unrealized appreciation of futures contracts	$—	$—	$—	$—	$—
Unrealized appreciation of swap agreements	2,222	—	—	—	2,222

Total Assets:	$2,222	$—	$—	$—	$2,222

Liabilities:
Unrealized depreciation and futures contracts	$—	$(812)	$—	$—	$(812)
Unrealized depreciation of swap agreements	—	—	—	—	—

Total Liabilities:	$—	$(812)	$—	$—	$(812)

The effect of financial derivative instruments on the Statement of Operations for the six months ended February 28, 2014 (000’s):

	Derivatives not accounted for as hedging instruments
	Credit contracts		Foreign exchange contracts	Equity contracts	Total
Realized gain or (loss) on derivatives recognized as a result from operations:
Net realized loss from futures contracts	$—		$(2,721)	$—	$(2,721)
Net realized gain from swap agreements	—	[3]	—	—	—

Total Realized losses on derivatives:	$—		$(2,721)	$—	$(2,721)

Net change in unrealized appreciation or (depreciation) on derivatives recognized as a result from operations:
Change in net unrealized depreciation of futures contracts	$—		$(1,680)	$—	$(1,680)
Change in net unrealized appreciation of swap agreements	1,021		—	—	1,021

Total Net change in unrealized appreciation or (depreciation)	$1,021		$(1,680)	$—	$(659)

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)	The volume of derivative activity described above is reflective of the derivative activity through the current period of operations.
(3)	Amount less than $500 but greater than $0.

6. Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Funds’ income. Similar to credit risk, the Funds may be exposed to

American Beacon FundsSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Funds’ investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Funds, or, in the case of hedging positions, that the Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks

The SiM High Yield Opportunities Fund will be exposed to credit risk with respect to issuers of portfolio securities. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of issuers. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

Similar to credit risk, the SiM High Yield Opportunities Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The SiM High Yield Opportunities Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and US dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the SiM High Yield Opportunities Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The fair value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties, which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of February 28, 2014 (in thousands).

The London Company Income Equity

Offsetting of Financial Assets and Derivative Assets as of February 28, 2014

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Futures Contracts	$11	$—	$11

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of February 28, 2014

	Net amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty		Financial Instruments	Cash Collateral Received
Goldman Sachs & Co.	$11	$—	$—	$11

Zebra Global Equity

Offsetting of Financial Assets and Derivative Assets as of February 28, 2014

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Futures Contracts	$1	$—	$1

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of February 28, 2014

	Net amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty		Financial Instruments	Cash Collateral Received
Goldman Sachs & Co.	$1	$—	$—	$1

Zebra Small Cap Equity

Offsetting of Financial Assets and Derivative Assets as of February 28, 2014

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilitie Presented in the Statement of Assets and Liabilities
Futures Contracts	$(5)	$—	$(5)

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of February 28, 2014

	Net amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty		Financial Instruments	Cash Collateral Received
Goldman Sachs & Co.	$(5)	$—	$—	$(5)

American Beacon FundsSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

SiM High Yield Opportunities

Offsetting of Financial Assets and Derivative Assets as of February 28, 2014

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swaps	$2,222	$—	$2,222
Futures Contracts	(812)	—	(812)

	$1,410	$—	$1,410

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of February 28, 2014

	Net amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty		Financial Instruments	Cash Collateral Received[1]
Credit Suisse Securities LLC	$708	$—	$708	$—
Goldman, Sachs & Co.	767	—	767	—
JPMorgan Clearing Corp.	747	—	747	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(812)	—	(812)	—

	$1,410	$—	$1,410	$—

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. The tax years for the periods ended August 31, 2011, 2012, and 2013 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognized interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation or depreciation, as applicable, as the income is earned or capital gains are recorded.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

The tax character of distributions paid were as follows (in thousands):

	The London Company Income Equity		Zebra Global Equity
	Six months ended February 28, 2014	Year Ended August 31, 2013	Six months ended February 28, 2014	Year Ended August 31, 2013
	(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$582	$558	$91	$22
Y Class	659	157	21	6
Investor Class	148	111	88	33
A Class	207	105	419	143
C Class	158	23	56	3
Capital gain
Institutional Class	109	7	93	51
Y Class	154	1	21	15
Investor Class	37	2	84	106
A Class	54	1	425	487
C Class	57	—	62	24

Total distributions paid	$2,165	$965	$1,360	$890

	Zebra Small Cap Equity		SiM High Yield Opportunities
	Six months ended February 28, 2014	Year Ended August 31, 2013	Six months ended February 28, 2014	Year Ended August 31, 2013
	(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$97	$123	$2,101	$3,987
Y Class	175	153	4,693	3,985
Investor Class	376	205	11,803	14,641
A Class	175	234	3,507	4,225
C Class	62	58	2,362	2,850
Capital gain
Institutional Class	67	26	592	164
Y Class	120	34	1,417	127
Investor Class	258	46	3,630	667
A Class	120	53	1,114	178
C Class	40	14	865	131

Total distributions paid	$1,490	$946	$32,084	$30,955

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of February 28, 2014, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

	The London Company Income Equity	Zebra Global Equity	Zebra Small Cap Equity	SiM High Yield Opportunities
Cost basis of investments for federal income tax purposes**	$176,660	$5,991	$17,378	$550,152
Unrealized appreciation	14,299	1,020	1,873	33,346
Unrealized depreciation	(1,601)	(112)	(357)	(15,777)

Net unrealized appreciation or (depreciation)	12,698	908	1,516	17,569

Undistributed ordinary income	796	22	—	1,681
Accumulated long-term gain or (loss)	1,153	—	—	638
Other temporary differences	—	—	—	(2,192)

Distributable earnings or (deficits)	$14,647	$930	$1,516	$17,696

**	Includes fair value of swap agreements.

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains or(losses) on certain derivative instruments and the reclassification of income from real estate investment securities, royalty trusts, and publicly traded partnerships.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

Due to inherent differences in the recognition of income, expenses and realized gains or (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from foreign currency, paydown reclasses, reclassifications of income from real estate investment securities, publicly traded partnerships, and royalty trusts, and dividend reclasses that have been reclassified as of February 28, 2014 (in thousands):

	The London Company Income Equity	Zebra Global Equity	Zebra Small Cap Equity	SiM High Yield Opportunities
Paid-in-capital	$—	$—	$(411)	$(36)
Undistributed net investment income	9	(2)	(41)	132
Accumulated net realized gain or (loss)	(8)	1	453	(97)
Unrealized appreciation or (depreciation) of investments,futures contracts, and swap agreements	(1)	1	(1)	1

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to RIC MOD, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. RIC MOD requires that enactment net capital losses be used before pre-enactment net capital losses.

As of February 28, 2014, the Funds did not have capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments other than short-term obligations for the six months ended February 28, 2014 were (in thousands):

	Purchases	Sales
The London Company Income Equity Fund	$89,769	$12,795
Zebra Global Equity	—	873
Zebra Small Cap Equity	11,981	4,337
SiM High Yield Opportunities (non-U.S. Government Securities)	188,783	150,852
SiM High Yield Opportunities (U.S. Government Securities)	99	—

9. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

For the Six Months ended February 28, 2014

	Institutional Class		Y Class		Investor Class
The London Company Income Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,122	$14,105	4,331	$54,190	462	$5,777
Reinvestment of dividends	51	631	20	245	14	174
Shares redeemed	(1,391)	(17,099)	(769)	(9,752)	(63)	(787)

Net increase (decrease) in sharesoutstanding	(218)	$(2,363)	3,582	$44,683	413	$5,164

American Beacon FundsSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

	A Class		C Class
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	803	$9,984	1,510	$18,676
Reinvestment of dividends	10	125	5	64
Shares redeemed	(186)	(2,333)	(43)	(529)

Net increase in shares outstanding	627	$7,776	1,472	$18,211

	Institutional Class		Y Class		Investor Class
Zebra Global Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	22	$308	—	$—	9	$120
Reinvestment of dividends	15	170	4	42	15	171
Shares redeemed	(31)	(381)	(4)	(45)	(58)	(796)

Net increase (decrease) in shares outstanding	6	$97	—	$(3)	(34)	$(505)

	A Class		C Class
Zebra Global Equity Fund	Shares	Amount	Shares	Amount
Shares sold	30	$384	47	$617
Reinvestment of dividends	57	673	10	115
Shares redeemed	(55)	(771)	(2)	(24)

Net increase in shares outstanding .	32	$286	55	$708

	Institutional Class		Y Class		Investor Class
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	15	$222	337	$4,852	243	$3,521
Reinvestment of dividends	12	164	20	286	44	631
Shares redeemed	(37)	(520)	(54)	(767)	(127)	(1,799)

Net increase (decrease) in shares outstanding	(10)	$(134)	303	$4,371	160	$2,353

	A Class		C Class
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	207	$2,982	59	$849
Reinvestment of dividends	16	230	6	83
Shares redeemed	(51)	(763)	(14)	(217)

Net increase in shares outstanding .	172	$2,449	51	$715

	Institutional Class		Y Class		Investor Class
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	772	$7,936	3,505	$35,977	3,665	$37,490
Redemption Fees	—	2	—	3	—	5
Reinvestment of dividends	241	2,454	468	4,766	1,501	15,247
Shares redeemed	(1,010)	(10,391)	(1,491)	(15,251)	(3,593)	(36,618)

Net increase in shares outstanding	3	$1	2,482	$25,495	1,573	$16,124

	A Class		C Class
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	1,402	$14,407	846	$8,713
Redemption Fees	—	(2)	—	2
Reinvestment of dividends	319	3,251	249	2,548
Shares redeemed	(836)	(8,580)	(509)	(5,244)

Net increase in shares outstanding	885	$9,076	586	$6,019

American Beacon FundsSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

For the Year ended August 31, 2013

	Institutional Class		Y Class		Investor Class
The London Company Income Equity	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,182	$36,734	2,605	$30,619	755	$8,467
Reinvestment of dividends	44	502	11	130	9	100
Shares redeemed	(419)	(4,972)	(216)	(2,589)	(210)	(2,311)

Net increase in shares outstanding	2,807	$32,264	2,400	$28,160	554	$6,256

	A Class		C Class
The London Company Income Equity	Shares	Amount	Shares	Amount
Shares sold	1,045	$12,022	663	$7,825
Reinvestment of dividends	8	93	2	19
Shares redeemed	(80)	(939)	(4)	(45)

Net increase in shares outstanding	973	$11,176	661	$7,799

	Institutional Class		Y Class		Investor Class
Zebra Global Equity	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4	$50	3	$44	22	$285
Reinvestment of dividends	6	73	2	21	12	137
Shares redeemed	(32)	(416)	(12)	(153)	(103)	(1,308)

Net (decrease) in shares outstanding	(22)	$(293)	(7)	$(88)	(69)	$(886)

	Retirement Class		A Class		C Class
Zebra Global Equity	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	22	$285	—	1
Reinvestment of dividends	—	—	42	511	2	25
Shares redeemed	—	(1)	(525)	(6,763)	(18)	(231)

Net (decrease) in shares outstanding	—	$(1)	(461)	$(5,967)	(16)	$(205)

	Institutional Class		Y Class		Investor Class
Zebra Small Cap Equity	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	39	$485	45	$598	138	$1,820
Reinvestment of dividends	13	149	17	186	21	239
Shares redeemed	(15)	(189)	(33)	(409)	(53)	(649)

Net increase in shares outstanding	37	$445	29	$375	106	$1,410

	Retirement Class		A Class		C Class
Zebra Small Cap Equity	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	32	$422	11	$148
Reinvestment of dividends	—	—	18	209	6	70
Shares redeemed	—	(1)	(78)	(978)	(7)	(89)

Net increase (decrease) in shares outstanding	—	$(1)	(28)	$(347)	10	$129

	Institutional Class		Y Class		Investor Class
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,760	$28,607	8,733	$90,816	16,917	$173,890
Redemption Fees	—	26	—	29	—	106
Reinvestment of dividends	375	3,879	313	3,236	1,318	13,575
Shares redeemed	(4,978)	(51,725)	(2,334)	(24,189)	(8,911)	(91,841)

Net increase (decrease) in shares outstanding	(1,843)	$(19,215)	6,712	$69,892	9,324	$95,730

American Beacon FundsSM

Notes to Financial Statements

February 28, 2014 (Unaudited)

	A Class		C Class
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	4,523	46,825	3,741	38,777
Redemption Fees	—	32	—	24
Reinvestment of dividends	250	2,582	181	1,874
Shares redeemed	(1,585)	(16,414)	(620)	(6,425)

Net increase in shares outstanding	3,188	$33,025	3,302	$34,250

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American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class					Y Class
	Six Months Ended Feb. 28, 2014		Year Ended Aug. 31, 2013	May 29 to Aug. 31, 2012		Six Months Ended Feb. 28, 2014		Year Ended Aug. 31, 2013	May 29 to Aug. 31, 2012
	(unaudited)					(unaudited)
Net asset value, beginning of period	$11.80		$10.49	$10.00		$11.75		$10.49	$10.00

Income from investment operations:
Net investment income	0.15		0.31	0.06		0.14		0.33	0.05
Net gains (losses) on investments (both realized and unrealized)	1.17		1.30	0.47		1.17		1.26	0.48

Total income (loss) from investment operations	1.32		1.61	0.53		1.31		1.59	0.53

Less distributions:
Dividends from net investment income	(0.12)		(0.29)	(0.04)		(0.12)		(0.32)	(0.04)
Distributions from net realized gains	(0.09)		(0.01)	—		(0.09)		(0.01)	—

Total distributions	(0.21)		(0.30)	(0.04)		(0.21)		(0.33)	(0.04)

Net asset value, end of period	$12.91		$11.80	$10.49		$12.85		$11.75	$10.49

Total return A	11.11	%B	15.55%	5.31	%B	11.18	%B	15.45%	5.31	%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$46,130		$44,731	$10,331		$77,547		$28,814	$551

Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.84	%C	1.13%	7.28	%C	0.92	%C	1.09%	10.59	%C
Expenses, net of reimbursements or recoupments	0.79	%C	0.79%	0.79	%C	0.89	%C	0.89%	0.89	%C
Net investment income (loss), before expense reimbursements or recoupments	2.34	%C	2.32%	(3.99	)%C	2.30	%C	2.22%	(7.30	)%C
Net investment income, net of reimbursements or recoupments	2.39	%C	2.66%	2.50	%C	2.33	%C	2.42%	2.40	%C
Portfolio turnover rate	9	%B	15%	6	%BD	9	%B	15%	6	%BD

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Portfolio turnover rate is for the period from May 29 through August 31, 2012.

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

Investor Class					A Class					C Class
Six Months Ended Feb. 28, 2014		Year Ended Aug. 31, 2013	May 29 to Aug. 31, 2012		Six Months Ended Feb. 28, 2014		Year Ended Aug. 31, 2013	May 29 to Aug. 31, 2012		Six Months Ended Feb. 28, 2014		Year Ended Aug. 31, 2013	May 29 to Aug. 31, 2012
(unaudited)					(unaudited)					(unaudited)
$11.76		$10.48	$10.00		$11.70		$10.47	$10.00		$11.66		$10.46	$10.00

0.15		0.27	0.05		0.12		0.31	0.05		0 .07		0.24	0.04
1.16		1.29	0.47		1.16		1.23	0.46		1.16		1.21	0.46

1.31		1.56	0 .52		1.28		1.54	0.51		1.23		1.45	0.50

(0.12)		(0.27)	(0.04)		(0.09)		(0.30)	(0.04)		(0.06)		(0.24)	(0.04)
(0.09)		(0.01)	—		0.09)		(0.01)	—		0.09)		(0.01)	—

(0.21)		(0.28)	(0.04)		(0.18)		(0.31)	(0.04)		(0.15)		(0.25)	(0.04)

$12.86		$11.76	$10.48		$12.80		$11.70	$10.47		$12.74		$11.66	$10.46

11.03	%B	15.14%	5.21	%B	11.01	%B	14.99%	5.11	%B	10.57	%B	14.05%	5.01	%B

$14,977		$8,840	$2,073		$21,267		$12,109	$647		$27,503		$8,015	$274

1.10	%C	1.54%	10.14	%C	1.33	%C	1.59%	11.94	%C	2.07	%C	2.26%	13.83	%C
1.17	%C	1.17%	1.17	%C	1.29	%C	1.29%	1.29	%C	2.04	%C	2.04%	2.04	%C
2.09	%C	1.86%	(6.99	)%C	1.86	%C	1.93%	(8.87	)%C	1.13	%C	1.09%	(10.65	)%C
2.02	%C	2.23%	1.99	%C	1.89	%C	2.23%	1.78	%C	1.16	%C	1.31%	1.14	%C
9	%B	15%	6	%BD	9	%B	15%	6	%BD	9	%B	15%	6	%BD

American Beacon Zebra Global Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended Feb. 28,		Year Ended August 31,			June 1 to Aug. 31,
	2014		2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$13.33		$12.57	$11.46	$10.10	$10.00

Income from investment operations:
Net investment income (loss)	0.01		0.46	0.39	0 .23	0.05
Net gains from investments (both realized and unrealized)	1.54		1.51	0.84	1.41	0.05

Total income from investment operations	1.55		1.97	1.23	1.64	0.10

Less distributions:
Dividends from net investment income	(0.13)		(0.35)	(0.12)	(0.17)	—
Distributions from net realized gains	(2.78)		(0.86)	—	(0.11)	—
Return of capital	—		—	—	—	—

Total distributions	(2.91)		(1.21)	(0.12)	(0.28)	—

Net asset value, end of period	$11.97		$13.33	$12.57	$11.46	$10.10

Total return B	12.23	%C	16.75%	10.85%	16.19%	1.00	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$666		$656	$899	$1,776	$1,005
Ratios to average net assets:
Expenses, before reimbursements	2.81	%D	2.56%	1.84%	2.38%	6.33	%D
Expenses, net of reimbursements	0.79	%D	0.79%	0.79%	0.77%	0.79	%D
Net investment income (loss), before reimbursements	(0.99	)%D	0.59%	0.62%	(0.16)%	(3.63	)%D
Net investment income (loss), net of reimbursements	1.03	%D	2.37%	1.67%	1.45%	1.91	%D
Portfolio turnover rate	0	%C	164%	66%	24%	0	%C,E

A	Based on average shares outstanding.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from June 1 through August 31, 2010.

American Beacon Zebra Global Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class							Investor Class							A Class
Six Months Ended Feb. 28,		Year Ended August 31,			June 1 to Aug. 31,		Six Months Ended Feb. 28,		Year Ended August 31,			June 1 to Aug. 31,		Six Months Ended Feb. 28,		Year Ended August 31,			June 1 to Aug. 31,
2014		2013	2012	2011	2010		2014		2013	2012	2011	2010		2014		2013	2012	2011	2010
(unaudited)							(unaudited)							(unaudited)
$13.45		$12.68	$11.58	$10.10	$10.00		$13.46		$12.64	$11.53	$10.08	$10.00		$13.47		$12.65	$11.54	$10.08	$10.00

0.07		0.44	0.38	0.13	0.02	A	0.20		0.35	0.18	0.09	0.03	A	0.04		0.37	0.14	0.03	0.03
1.50		1.54	0.84	1.51	0.08		1.34		1.59	1.02	1.51	0.05		1.50		1.55	1.04	1.56	0.05

1.57		1.98	1.22	1.64	0.10		1.54		1.94	1.20	1.60	0.08		1.54		1.92	1.18	1.59	0.08

(0.17)		(0.35)	(0.12)	(0.05)	—		(0.23)		(0.26)	(0.09)	(0.04)	—		(0.14)		(0.24)	(0.07)	(0.02)	—
(2.78)		(0.86)	—	(0.11)	—		(2.78)		(0.86)	—	(0.11)	—		(2.78)		(0.86)	—	(0.11)	—
—		—	—	—	—		—		—	—	—	—		—		—	—	—	—

(2.95)		(1.21)	(0.12)	(0.16)	—		(3.01)		(1.12)	(0.09)	(0.15)	—		(2.92)		(1.10)	(0.07)	(0.15)	—

$12.07		$13.45	$12.68	$11.58	$10.10		$11.99		$13.46	$12.64	$11.53	$10.08		$12.09		$13.47	$12.65	$11.54	$10.08

12.21	%C	16.60%	10.68%	16.18%	1.00	%C	11.98	%C	16.24%	10.47%	15.86%	0.80	%C	11.95	%C	16.08%	10.33%	15.74%	0.80	%C

$190		$210	$285	$768	$84		$811		$1,365	$2,159	$4,160	$114		$4,326		$4,390	$9,945	$7,369	$1

2.90	%D	2.58%	1.91%	2.57%	6.00	%D	3.26	%D	2.90%	2.25%	2.45%	6.12	%D	3.32	%D	2.93%	2.40%	2.26%	7.17	%D
0.89	%D	0.89%	0.89%	0.86%	0.89	%D	1.17	%D	1.17%	1.17%	1.14%	0.93	%D	1.29	%D	1.29%	1.29%	1.25%	1.32	%D
(1.05	)%D	0.60%	0.53%	(0.42)%	(3.24	)%D	(1.39	)%D	0.28%	0.17%	(0.23)%	(3.86	)%D	(1.47	)%D	0.28%	0.13%	(0.11)%	(4.53	)%D
0.97	%D	2.29%	1.54%	1.29%	1.87	%D	0.70	%D	2.01%	1.26%	1.08%	1.33	%D	0.56	%D	1.93%	1.24%	0.90%	1.33	%D
0	%C	164%	66%	24%	0	%C,E	0	%C	164%	66%	24%	0	%C,E	0	%C	164%	66%	24%	0	%C,E

American Beacon Zebra Global Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended Feb. 28,		Year Ended August 31,
	2014		2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$13.36		$12.52	$11.46	$10.32

Income from investment operations:
Net investment income (loss)	(0.08)		0.18	0.06	0.02
Net gains from investments (both realized and unrealized)	1.56		1.63	1.03	1.25

Total income from investment operations	1.48		1.81	1.09	1.27

Less distributions:
Dividends from net investment income	(0.01)		(0.11)	(0.03)	(0.02)
Distributions from net realized gains	(2.78)		(0.86)	—	(0.11)
Return of capital	—		—	—	—

Total distributions	(2.79)		(0.97)	(0.03)	(0.13)

Net asset value, end of period	$12.05		$13.36	$12.52	$11.46

Total return B	11.56	%C	15.24%	9.50%	12.24%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$898		$261	$447	$437
Ratios to average net assets:
Expenses, before reimbursements	4.02	%D	3.74%	3.18%	3.92%
Expenses, net of reimbursements	2.04	%D	2.04%	2.04%	1.96%
Net investment income (loss), before reimbursements	(2.24	)%D	(0.55)%	(0.67)%	(1.76)%
Net investment income (loss), net of reimbursements	(0.27	)%D	1.16%	0.47%	0.21%
Portfolio turnover rate	0	%C	164%	66%	24%

A	Based on average shares outstanding.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from June 1 through August 31, 2010.

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American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended Feb. 28,		Year Ended August 31,			June 1 to August 31,
	2014		2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$13.66		$12.40	$11.30	$9.63	$10.00

Income from investment operations:
Net investment income (loss)	0.06		0.46	0.27	0.17	0.03
Net gains (losses) from investments (both realized and unrealized)	1.79		2.79	1.15	1.66	(0.40)

Total income (loss) from investment operations	1.85		3.25	1.42	1.83	(0.37)

Less distributions:
Dividends from net investment income	—		(1.17)	(0.10)	(0.11)	—
Distributions from net realized gains	(1.56)		(0.82)	(0.22)	(0.05)	—
Return of capital	—		—	—	—	—

Total distributions	(1.56)		(1.99)	(0.32)	(0.16)	—

Net asset value, end of period	$13.95		$13.66	$12.40	$11.30	$9.63

Total return B	13.34	%C	29.81%	12.78%	18.93%	(3.70	)%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,418		$1,522	$923	$1,325	$959
Ratios to average net assets:
Expenses, before reimbursements	1.75	%D	2.77%	3.18%	3.24%	18.32	%D
Expenses, net of reimbursements	0.99	%D	0.99%	0.99%	0.99%	0.99	%D
Net investment income (loss), before reimbursements	0.48	%D	(0.28)%	(0.71)%	(1.16)%	(16.04	)%D
Net investment income (loss), net of reimbursements	1.24	%D	1.50%	1.48%	1.09%	1.28	%D
Portfolio turnover rate	32	%C	89%	103%	66%	1	%C,E

A	Based on average shares outstanding.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from June 1 through August 31, 2010.

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class							Investor Class
Six Months Ended Feb. 28,		Year Ended August 31,			June 1 to August 31,		Six Months Ended Feb. 28,		Year Ended August 31,			June 1 to August 31,
2014		2013	2012	2011	2010		2014		2013	2012	2011	2010
(unaudited)							(unaudited)
$13.79		$12.46	$11.36	$9.62	$10.00		$13.73		$12.44	$11.31	$9.62	$10.00

0.49		0.37	0.06	0.15	0.03		0.23		0.53	0.17	0.06	0.01	A
1.37		2.89	1.37	1.66	(0.41)		1.60		2.68	1.22	1.71	(0.39)

1.86		3.26	1.43	1.81	(0.38)		1.83		3.21	1.39	1.77	(0.38)

—		(1.11)	(0.11)	(0.02)	—		—		(1.10)	(0.04)	(0.03)	—
(1.56)		(0.82)	(0.22)	(0.05)	—		(1.56)		(0.82)	(0.22)	(0.05)	—
—		—	—	—	—		—		—	—	—	—

(1.56)		(1.93)	(0.33)	(0.07)	—		(1.56)		(1.92)	(0.26)	(0.08)	—

$14.09		$13.79	$12.46	$11.36	$9.62		$14.00		$13.73	$12.44	$11.31	$9.62

13.29	%C	29.65%	12.78%	18.81%	(3.80	)%C	13.12	%C	29.30%	12.45%	18.34%	(3.80	)%C

$6,001		$1,693	$1,174	$255	$1		$5,609		$3,302	$1,670	$2,207	$24
1.76	%D	2.79%	3.39%	3.08%	183.72	%D	1.96	%D	3.07%	3.60%	3.18%	55.64	%D
1.09	%D	1.09%	1.09%	1.09%	1.09	%D	1.37	%D	1.37%	1.37%	1.36%	1.36	%D
0.41	%D	(0.23)%	(0.81)%	(1.25)%	(181.45	)%D	0.32	%D	(0.60)%	(1.14)%	(1.21)%	(53.84	)%D
1.08	%D	1.47%	1.49%	0.75%	1.18	%D	0.92	%D	1.11%	1.08%	0.61%	0.43	%D
32	%C	89%	103%	66%	1	%C,E	32	%C	89%	103%	66%	1	%C,E

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class							C Class
	Six Months Ended Feb. 28,		Year Ended August 31,			June 1 to August 31,		Six Months Ended Feb. 28,		Year Ended August 31,
	2014		2013	2012	2011	2010		2014		2013	2012	2011
	(unaudited)							(unaudited)
Net asset value, beginning of period	$13.75		$12.46	$11.32	$9.61	$10.00		$13.57		$12.28	$11.24	$9.94

Income from investment operations:
Net investment income (loss)	0.45		0.18	0.13	0.02	0.02		0.36		0.24	0.03	(0.02)
Net gains (losses) from investments (both realizedand unrealized)	1.37		3.02	1.24	1.76	(0.41)		1.38		2.84	1.23	1.38

Total income (loss) from investment operations	1.82		3.20	1.37	1.78	(0.39)		1.74		3.08	1.26	1.36

Less distributions:
Dividends from net investment income	—		(1.09)	(0.01)	(0.02)	—		—		(0.97)	—	(0.01)
Distributions from net realized gains	(1.56)		(0.82)	(0.22)	(0.05)	—		(1.56)		(0.82)	(0.22)	(0.05)
Return of capital	—		—	—	—	—		—		—	—	—

Total distributions	(1.56)		(1.91)	(0.23)	(0.07)	—		(1.56)		(1.79)	(0.22)	(0.06)

Net asset value, end of period	$14.01		$13.75	$12.46	$11.32	$9.61		$13.75		$13.57	$12.28	$11.24

Total return B	13.02	%C	29.07%	12.28%	18.48%	(3.90	)%C	12.59	%C	28.20%	11.35%	13.64%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$4,535		$2,081	$2,232	$2,451	$1		$1,409		$695	$507	$410

Ratios to average net assets:
Expenses, before reimbursements	2.18	%D	3.22%	3.71%	3.20%	186.19	%D	2.94	%D	3.95%	4.48%	4.35%
Expenses, net of reimbursements	1.49	%D	1.49%	1.49%	1.47%	1.49	%D	2.24	%D	2.24%	2.24%	2.22%
Net investment income (loss), before reimbursements	0.11	%D	(0.62)%	(1.26)%	(1.29)%	(183.90	)%D	(0.66	)%D	(1.38)%	(2.02)%	(2.44)%
Net investment income (loss), net of reimbursements	0.80	%D	1.11%	0.97%	0.43%	0 .80	%D	0.03	%D	0.33%	0.23%	(0.31)%
Portfolio turnover rate	32	%C	89%	103%	66%	1	%C,E	32	%C	89%	103%	66%

A	Based on average shares outstanding.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from June 1 through August 31, 2010.

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American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class						Y Class
	Six Months Ended Feb. 28,		Year Ended August 31,		Feb. 14 to Aug. 31,		Six Months Ended Feb. 28,		Year Ended August 31,		Feb. 14 to Aug. 31,
	2014		2013	2012	2011		2014		2013	2012	2011
	(unaudited)						(unaudited)
Net asset value, beginning of period	$10.16		$9.93	$9.42	$10.00		$10.14		$9.92	$9.41	$10.00

Income from investment operations:
Net investment income	0.26		0.75	0.77	0.37		0.25		0.73	0.76	0.36
Net gains (losses) from investments (both realized and unrealized)	0.29		0.26	0.51	(0.58)		0.43		0.25	0.51	(0.59)

Total income (loss) from investment operations	0.55		1.01	1.28	(0.21)		0.68		0.98	1.27	(0.23)

Less distributions:
Dividends from net investment income	(0.32)		(0 .75)	(0.77)	(0.37)		(0.32)		(0.73)	(0.76)	(0.36)
Distributions from net realized gains	(0.23)		(0.03)	—	—		(0.23)		(0.03)	—	—

Total distributions	(0.55)		(0.78)	(0.77)	0.37				(0.76)	(0.76)	(0.36)

Redemption fees added to beneficial interests A	—		—	—	—		—		—	—	—
Net asset value, end of period	$10.16		$10.16	$9.93	$9.42		$10.27		$10.14	$9.92	$9.41

Total return B	8.05	%C	10.29%	14.19%	(2.24	)%C	7.99	%C	10.08%	14.09%	(2.44	)%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$45,541		$45,471	$62,790	$9,839		$114,259		$87,639	$19,129	$378

Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.89	%D	0.93%	1.06%	2.62	%D	0.96	%D	0.99%	1.09%	5.04	%D
Expenses, net of reimbursements or recoupments	0.84	%D	0.84%	0.84%	0.82	%D	0.94	%D	0.94%	0.94%	0.92	%D
Net investment income, before reimbursements or recoupments	6.28	%D	7.11%	7.90%	5.03	%D	6.18	%D	6.77%	7.92%	2.87	%D
Net investment income, net of reimbursements or recoupments.	6.33	%D	7.20%	8.12%	6.83	%D	6.20	%D	6.82%	8.07%	6.99	%D
Portfolio turnover rate	28	%C	65%	43%	20	%CE	28	%C	65%	43%	20	%CE

A	Amounts represent less than $0.01 per share.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from February 14, 2011, the inception date, through August 31, 2011.

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

Investor Class						A Class						C Class
Six Months Ended Feb. 28,		Year Ended August 31,		Feb. 14 to Aug. 31,		Six Months Ended Feb. 28,		Year Ended August 31,		Feb. 14 to Aug. 31,		Six Months Ended Feb. 28,		Year Ended August 31,		Feb. 14 to Aug. 31,
2014		2013	2012	2011		2014		2013	2012	2011		2014		2013	2012	2011
(unaudited)						(unaudited)						(unaudited)
$10.12		$9.90	$9.38	$10.00		$10.15		$9.92	$9.41	$10.00		$10.16		$9.94	$9.42	$10.00

0.24		0.71	0.73	0.35		0 .24		0.69	0.72	0.34		0.23		0.62	0.65	0.30

0.56		0.25	0.52	(0.62)		0 .37		0.26	0.51	(0.59)		0.39		0.25	0.52	(0.58)

0.80		0.96	1.25	(0.27)		0 .61		0.95	1.23	(0.25)		0.62		0.87	1.17	(0.28)

(0.31)		(0.71)	(0.73)	(0.35)		(0.30)		(0.69)	(0.72)	(0.34)		(0.26)		(0.62)	(0.65)	(0.30)
(0.23)		(0.03)	—	—		(0.23)		(0.03)	—	—		(0.23)		(0.03)	—	—

(0.54)		(0.74)	(0.73)	(0.35)		(0.53)		(0.72)	(0.72)	(0.34)		(0.49)		(0.65)	(0.65)	(0.30)

—		—	—	—		—		—	—	—		—		—	—	—
$10.38		$10.12	$9.90	$9.38		$10.23		$10.15	$9.92	$9.41		$10.29		$10.16	$9.94	$9.42

7.82	%C	9.84%	13.92%	(2.85	)%C	7.64	%C	9.74%	13.63%	(2.61	)%C	7.31	%C	8.81%	12.90%	(2.88	)%C

$270,741		$248,052	$150,396	$4,894		$85,830		$76,146	$42,832	$4,932		$67,614		$60,830	$26,679	$1,239

1.14	%D	1.15%	1.23%	2.78	%D	1.37	%D	1.41%	1.53%	2.92	%D	2.12	%D	2.15%	2.26%	4.03	%D
1.14	%D	1.17%	1.19%	1.19	%D	1.34	%D	1.34%	1.34%	1.31	%D	2.09	%D	2.09%	2.09%	2.07	%D
6.03	%D	6.81%	7.74%	5.14	%D	5.79	%D	6.53%	7.44%	4.98	%D	5.05	%D	5.76%	6.70%	3.98	%D
6.03	%D	6.79%	7.78%	6.73	%D	5.82	%D	6.60%	7.62%	6.60	%D	5.08	%D	5.82%	6.87%	5.94	%D
28	%C	65%	43%	20	%CE	28	%C	65%	43%	20	%CE	28	%C	65%	43%	20	%CE

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Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone:	By Mail:
Institutional, Y, and Investor Classes	American Beacon Funds
Call (800) 658-5811	P.O. Box 219643
Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 202-551-8090. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each quarter for the Zebra Funds and twenty days after the end of each month for the other Funds.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended August 31 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon The London Company Income Equity Fund, American Beacon Zebra Global Equity Fund, American Beacon Zebra Small Cap Equity Fund, and American Beacon SiM High Yield Opportunities Fund are service marks of American Beacon Advisors, Inc.

SAR 2/14

ITEM 2.	CODE OF ETHICS.

The Trust did not amend the code of ethics that applies to its principal executive and financial officers (“the code”) nor did it grant any waivers to the provisions of the code during the period covered by the shareholder reports presented in Item 1.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 9, 2014

By	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: May 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 9, 2014

By	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: May 9, 2014